UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities— 22.96%
International equities
Austria— 0.07%
Telekom Austria AG	82,585	$2,160,934

Belgium— 0.17%
Dexia SA	13,662	413,783
Fortis	164,605	4,846,937
		5,260,720
Bermuda— 0.05%
Catlin Group Ltd.	124,341	1,164,524
Lancashire Holdings Ltd.*	45,145	334,367
		1,498,891
British Virgin Islands— 0.02%
Dolphin Capital Investors Ltd.*	248,553	717,041

Canada— 0.00%(1)
JumpTV, Inc.*	34,489	109,375

Denmark— 0.12%
A.P. Moeller - Maersk A/S	269	3,694,447

Finland— 0.72%
Nokia Oyj	429,542	16,329,395
Stora Enso Oyj, Class R	212,546	4,140,072
Tietoenator Oyj	66,865	1,500,748
		21,970,215
France— 3.08%
AXA SA	304,817	13,639,436
BNP Paribas	94,999	10,395,494
Bouygues SA	33,950	2,928,382
Carrefour SA	10,283	720,395
France Telecom SA	515,227	17,257,820
Neuf Cegetel	16,557	724,574
Sanofi-Aventis	35,230	2,983,027
Suez SA	257,663	15,174,221
Total SA	324,698	26,400,438
Unibail-Rodamco	12,524	3,223,298
		93,447,085
Germany— 2.68%
Allianz SE	53,128	12,412,927
Bayerische Motoren Werke AG	34,434	2,220,846
Celesio AG	32,213	2,033,044
DaimlerChrysler AG	87,022	8,765,648
Deutsche Bank AG	29,592	3,813,739
Deutsche Post AG	162,866	4,737,671
Deutsche Postbank AG	29,857	2,192,166
Deutsche Telekom AG	230,354	4,526,362
E.ON AG	27,053	5,001,793
Fresenius Medical Care AG & Co. KGaA	76,468	4,063,904
Gerresheimer AG*	50,043	2,711,635
Heidelberger Druckmaschinen AG	37,070	1,621,744
Henkel KGaA, Preference Shares	156,556	8,056,769
Metro AG	78,528	7,092,623
Siemens AG	62,875	8,644,690
Stada Arzneimittel AG	46,866	3,056,071
		80,951,632
Greece— 0.22%
Alpha Bank AE	100,769	3,511,821
National Bank of Greece SA	47,641	3,036,636
		6,548,457
Ireland— 0.53%
Anglo Irish Bank Corp. PLC	89,517	1,692,596
Bank of Ireland	362,509	6,719,956
CRH PLC	92,190	3,661,115
EcoSecurities Group PLC*	121,146	762,184
Irish Life & Permanent PLC	75,725	1,679,090
Smurfit Kappa Group PLC*	63,200	1,456,340
		15,971,281

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — (continued)
Isle of Man — 0.04%
Lamprell PLC	142,500	$1,224,531

Italy— 0.54%
Banco Popolare Scarl*	48,534	1,087,243
ENI SpA	210,458	7,799,666
Intesa Sanpaolo SpA	984,987	7,605,596
		16,492,505
Jersey (Channel Islands) — 0.08%
Experian Group Ltd.	224,225	2,371,812

Luxembourg— 0.16%
SES, FDR	211,299	4,980,519

Netherlands— 2.26%
ABN AMRO Holding NV	290,150	15,287,671
Aegon NV	583,536	11,175,011
ASML Holding NV*	198,857	6,592,773
ING Groep NV CVA	216,466	9,608,887
Ordina NV	19,947	369,196
Royal Dutch Shell PLC, Class B	263,616	10,851,890
Royal KPN NV	523,115	9,078,039
TNT NV	132,826	5,568,455
		68,531,922
Norway— 0.12%
Telenor ASA*	188,100	3,768,106

Spain— 0.64%
Altadis SA	45,922	3,230,905
Banco Santander SA	617,342	11,998,473
Repsol YPF SA	117,347	4,191,641
		19,421,019
Sweden— 0.60%
Electrolux AB, Class B	144,600	3,062,942
Holmen AB, Class B	51,700	1,981,642
Skandinaviska Enskilda Banken AB, Class A	59,100	1,921,362
Svenska Cellulosa AB, Class B	327,300	6,107,575
Telefonaktiebolaget LM Ericsson, Class B	1,309,000	5,240,794
		18,314,315
Switzerland— 2.17%
Credit Suisse Group	204,196	13,557,527
Holcim Ltd.	59,741	6,598,834
Nestle SA	29,492	13,248,285
Novartis AG	240,060	13,247,889
Roche Holding AG	106,090	19,236,074
		65,888,609
United Kingdom— 8.69%
Aberdeen Asset Management PLC	462,621	1,732,136
ACP Capital Ltd.	244,193	399,695
Anite Group PLC	241,557	353,371
Ashtead Group PLC	563,494	1,199,025
AstraZeneca PLC	98,341	4,927,527
Aviva PLC	212,846	3,205,154
Barclays PLC	1,313,308	16,001,253
BP PLC	2,351,558	27,304,058
BPP Holdings PLC	79,467	995,048
British American Tobacco PLC	118,336	4,241,863
British Polythene Industries PLC	40,487	313,536
BT Group PLC	484,988	3,046,316
Cadbury Schweppes PLC	88,540	1,027,137
Carnival PLC	80,646	3,851,140
Cattles PLC	516,304	3,686,689
Centaur Media PLC	212,647	515,565
Centrica PLC	250,185	1,947,698
Chemring Group PLC	9,175	338,835
Compass Group PLC	505,090	3,120,911
Computacenter PLC	35,947	147,463
Daily Mail & General Trust, Class A(Non-voting)	232,343	2,994,855
Diageo PLC	490,997	10,789,188
Dignity PLC	37,143	606,817
DSG International PLC	389,335	1,075,382
eaga PLC*	62,400	252,787
Electrocomponents PLC	250,018	1,303,140

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — (continued)
Enodis PLC	185,742	$663,149
Entertainment Rights PLC*	458,314	206,296
Fenner PLC	119,871	621,111
Foseco PLC	136,649	605,299
Future PLC	501,077	448,527
Galliford Try PLC	231,600	696,565
Georgica PLC*	218,005	442,693
GlaxoSmithKline PLC	517,013	13,719,778
Gyrus Group PLC*	29,417	230,216
HBOS PLC	992,707	18,574,213
Highway Insurance Holdings PLC	258,420	374,075
Home Retail Group PLC	224,202	1,709,869
HSBC Holdings PLC	400,637	7,414,216
ICAP PLC	59,045	636,648
Kesa Electricals PLC	173,804	978,797
Kingfisher PLC	676,473	2,474,706
Land Securities Group PLC	51,664	1,777,950
Leaf Clean Energy Co.*	351,856	773,890
LogicaCMG PLC	850,341	2,631,444
Lookers PLC	179,261	480,466
Majestic Wine PLC	82,263	560,473
Meggitt PLC	300,680	1,951,694
National Grid PLC	67,047	1,075,477
Northgate Information Solutions PLC	941,203	1,362,434
Old Mutual PLC	1,407,076	4,614,841
PayPoint PLC	54,639	670,748
Phoenix IT Group Ltd.	57,979	453,741
Premier Farnell PLC, Preferred	26,309	767,052
Prudential PLC	918,958	14,129,613
Psion PLC	85,727	211,354
Quintain Estates & Development PLC	41,995	635,821
Reed Elsevier PLC	366,526	4,634,457
Rentokil Initial PLC	686,973	2,345,858
Restaurant Group PLC	140,844	778,771
Rexam PLC	61,770	696,994
Royal Bank of Scotland Group PLC	1,580,309	16,974,889
Safestore Holdings Ltd.	117,350	442,381
Scottish & Southern Energy PLC	144,803	4,476,593
Southern Cross Healthcare Ltd.	87,818	916,346
Speedy Hire PLC	30,283	671,016
Sports Direct International PLC	280,661	740,760
SSL International PLC	189,300	1,646,058
Taylor Nelson Sofres PLC	153,691	709,875
Ted Baker PLC	53,161	565,590
Telent PLC	63,046	757,184
Tesco PLC	1,160,389	10,428,480
Tomkins PLC	109,775	510,403
Travis Perkins PLC	17,995	568,466
Vanco PLC*	42,047	133,344
Vectura Group PLC*	186,729	276,984
Vodafone Group PLC	7,866,069	28,405,870
Wolseley PLC	514,626	8,702,423
Zetar PLC*	60,419	694,111
		263,346,598

Total international equities (cost $577,935,463)		696,670,014

	Face
	Amount
Bonds — 5.94%
US bonds — 2.94%
US corporate bonds — 1.67%
Boise Cascade LLC 7.125%, due 10/15/14	$8,000,000	7,680,000
Bowater, Inc., 9.500%, due 10/15/12	4,000,000	3,330,000
Countrywide Financial Corp., 5.440%, due 10/31/07(2)	1,874,000	1,860,191
Countrywide Home Loans, Inc., 4.250%, due 12/19/07	850,000	840,162
Ford Motor Credit Co. LLC, 7.875%, due 06/15/10	23,500,000	22,971,814

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

		Face
		Amount	Value
Bonds — (continued)
US bonds — (continued)
US corporate bonds — (continued)
Residential Capital LLC, 7.375%, due 06/30/10		5,520,000	4,581,600
Univision Communications, Inc., 7.850%, due 07/15/11		8,000,000	8,000,000
WDAC Subsidiary Corp., 8.500%, due 12/01/14	EUR	1,050,000	1,467,302

Total US corporate bonds (cost $53,347,632)			50,731,069

Asset-backed securities — 0.53%
First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FFA, Class B2, 6.000%, due 09/25/26(3),(4),(5)	$7,591,309		150,520
Home Equity Mortgage Trust, Series 06-6, Class 2A1, 5.231%, due 03/25/37(2)		2,189,659	2,015,757
Series 06-5, Class A1, 5.500%, due 01/25/37(5)		2,561,466	2,345,312
Series 06-4, Class A1, 5.671%, due 11/25/36(5)		2,812,098	2,554,232
Series 06-5, Class B1, 9.131%, due 01/25/37(2),(4)		5,000,000	125,000
Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-A, Class A1, 6.231%, due 10/25/27(2)		2,948,933	2,945,453
Morgan Stanley Mortgage Loan Trust, Series 06-14SL, Class A1, 5.291%, due 11/25/36(2)		2,280,825	2,078,526
Nomura Asset Acceptance Corp., Series 06-S4, Class A1, 5.301%, due 08/25/36(2)		2,382,432	1,905,946
Series 06-S4, Class B4, 8.000%, due 08/25/36(2),(4)		6,474,000	129,480
SACO I, Inc., 5.281%, due 04/25/36(2)		1,988,979	1,681,956

Total asset-backed securities (cost $32,511,224)			15,932,182

Collateralized debt obligations — 0.65%
Brentwood Investors CDO Corp., Series 07-01, due 05/01/16(3),(4),(6)		1,200,000	1,030,680
Cent CDO Ltd., Series 06-12A, Class INC, due 11/18/20(4),(6)		2,000,000	1,453,280
Colts, Series 07-1, due 03/20/21(3),(4),(6)		1,700,000	1,485,120
GoldenTree Loan Opportunities III Ltd., Series 07-3A, Class SUB, due 05/01/22(3),(4),(6)		2,600,000	2,875,860
Greywolf CLO Ltd., Series 07-1A, Class SUB, due 02/18/21(3),(4),(6),(7)		1,000,000	620,000
MC Funding Ltd., Series 06-1, due 12/20/20(3),(4),(6)		2,900,000	2,292,160
OHA Park Avenue CLO Ltd., Series 07-1A, Class SUB, due 03/14/22(3),(4),(6)		2,400,000	2,004,000
Regent’s Park CDO BV, Series 1A, Class F, due 01/26/23(3),(4),(6)	EUR	2,000,000	2,333,995
Shasta CLO I Ltd., due 04/20/21(3),(4),(6)	$6,000,000		5,640,000

Total collateralized debt obligations (cost $21,773,530)			19,735,095

Mortgage & agency debt security — 0.09%
Morgan Stanley Mortgage Loan Trust, Series 06-10SL, Class A1, 5.261%, due 08/25/36(2) (cost $2,550,876)		2,878,138	2,666,806

Total US bonds (cost $110,183,262)			89,065,152

International bonds — 3.00%
International corporate bonds — 0.53%
Canada — 0.11%
Bowater Canada Finance Corp., 7.950%, due 11/15/11	$4,000,000		3,290,000

Ireland — 0.07%
Smurfit Kappa Funding PLC, 7.750%, due 04/01/15	EUR	1,500,000	2,112,188

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face Amount		Value
Bonds — (continued)
International bonds — (continued)
International corporate bonds — (continued)
Luxembourg — 0.35%
Hellas Telecommunications Luxembourg III, 8.500%, due 10/15/13	EUR	1,721,000	2,527,682
Lighthouse International Co. SA, 8.000%, due 04/30/14	5,500,000		8,127,024
			10,654,706
Total international corporate bonds (cost $16,364,356)			16,056,894

International collateralized debt obligations — 2.16%
Cayman Islands — 0.85%
Avenue CLO Fund Ltd., Series 06-4I, Class SUB, due 11/07/18(4),(6)	$2,625,000		2,101,575
Series 07-5I, Class SUB, due 04/25/19(4),(6)	2,200,000		1,746,140
Babson CLO Ltd., Series 07-1A, Class INC, due 01/18/21(3),(4),(6)	1,500,000		1,500,000
Black Diamond CLO Ltd., Series 06-1A, Class INC, due 04/29/19(4),(6)	2,500,000		2,375,000
Callidus Debt Partners CDO Fund I Ltd., Series 5A, Class INC, due 11/20/20(3),(4),(6)	2,000,000		1,760,000
Duane Street CLO, Series 06-3A, Class SUB, due 01/11/21(3),(4),(6)	1,200,000		961,200
Emerson Place CLO Ltd., Series 06-1A, Class SUB, due 01/15/19(3),(4),(6)	2,750,000		2,263,250
FM Leveraged Capital Fund II, due 11/20/20(3),(4),(6)	5,300,000		4,129,336
GSC Partners CDO Fund Ltd., Series 07-8A, Class SUB, due 04/17/21(3),(4),(6)	1,500,000		1,500,000
GSC Partners CDO Fund V, Ltd. due 11/20/16(3),(4),(6)	650,000		455,000
Harbourview CLO VI Ltd., Series 6A, Class SUB, due 12/27/19(3),(4),(6)	1,200,000		1,056,000
LNR CDO Ltd., Series 06-1A, Class FFX, 7.592%, due 05/28/43(3),(4),(7)	8,000,000		4,993,750
Logan CDO Ltd., Series III-A, Class E, 20.360%, due 07/05/57(3),(4),(6),(7)	2,000,000		957,200
			25,798,451
Ireland — 0.29%
Avoca CLO I BV, Series VI-A, Class M, due 01/16/23(3),(4),(6)	EUR	2,000,000	2,652,267
Eurocredit CDO BV, Series VI-X, Class SUB, due 01/16/22(4),(6)	4,500,000		4,865,199
Menton CDO PLC, Series III-A, Class E, 12.655%, due 11/28/56(2),(3),(4),(7)	$2,900,000		1,413,460
			8,930,926
Luxembourg — 0.31%
Ashwell CDO SA, due 12/22/77(3),(4),(6)	GBP	3,350,000	6,168,690
GSC European CDO SA, Series I-RA, Class SUB, due 12/15/22(3),(4),(6)	EUR	2,400,000	3,182,721
			9,351,411
Netherlands — 0.71%
Ares Euro CLO BV, Series 07-1A, Class G, due 05/15/24(3),(4),(6)	EUR	1,400,000	1,796,697
Cadogan Square CLO BV, Series 3A, Class M, 11.864%, due 01/17/23(2),(4)	2,000,000		3,158,194
Grosvenor Place CLO BV, Series II-A, Class SUB, 7.500%, due 03/28/23(3),(4)	3,250,000		4,263,591
Harbourmaster CLO Ltd., Series 7A, Class C, due 09/22/22(3),(4),(6)	3,000,000		3,882,149
Highlander Euro CDO, Series 06-2CA, Class F1, due 12/14/22(3),(4),(6),(7)	5,000,000		5,632,502
Queen Street CLO, Series 06-1A, Class F, due 04/15/23(3),(4),(6)	1,900,000		2,672,458
			21,405,591
Total international collateralized debt obligations (cost $74,459,897)			65,486,379

Foreign government bonds — 0.31%
Argentina — 0.07%
Republic of Argentina, 5.389%, due 08/03/12(2)	$3,570,000		2,024,190

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face Amount	Value
Bonds — (continued)
Foreign government bonds — (continued)
Turkey — 0.24%
Republic of Turkey, 7.000%, due 09/26/16	7,340,000	7,477,625

Total foreign government bonds (cost $9,702,859)		9,501,815

Total international bonds (cost $100,527,112)		91,045,088

Total bonds (cost $210,710,374)		180,110,240

	Shares
Investment companies — 63.85%
UBS Emerging Markets Equity Relationship Fund(8)	6,143,068	234,771,489
UBS International Equity Relationship Fund(8)	22,972,037	485,332,533
UBS Opportunistic Emerging Markets Debt Relationship Fund(8)	3,866,136	46,208,832
UBS Opportunistic High Yield Relationship Fund(8)	2,914,342	38,665,738
UBS Small-Cap Equity Relationship Fund(8)	4,024,500	201,696,292
UBS U.S. Equity Alpha Relationship Fund(8)	26,550,685	352,208,112
UBS U.S. Large Cap Equity Relationship Fund(8)	17,245,770	379,531,110
UBS U.S. Large Cap Growth Equity Relationship Fund(8)	15,580,223	199,042,023

Total investment companies (cost $1,496,868,459)		1,937,456,129

Number of
rights
Rights — 0.01%
Belgium — 0.01%
Fortis, expires 10/09/07* (cost $0)	87,015	461,574

Face
Amount
Short-term investments — 0.97%
Commercial paper — 0.04%
Countrywide Financial Corp., 62.79%, due on 10/09/07(9) (cost $1,085,886)	$1,100,000	1,084,122

	Shares
Investment company — 0.93%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(8)(10) (cost $28,341,741)	28,341,741	28,341,741

Total short-term investments (cost $29,427,627)		29,425,863

	Number of
	contracts
Options purchased — 0.32%
Call option — 0.02%
3 Month Euro Euribor Interest Rate Futures,
strike @ EUR 95.50,
expires December 2007*(11)	3,100	607,811

Put option — 0.30%
10 Year US Treasury Notes Futures,
strike @ USD 109.50,
expires November 2007*(11)	8,532	9,065,250

Total options purchased (cost $7,890,956)		9,673,061

Total investments — 94.05% (cost $2,322,832,879)		2,853,796,881
Cash and other assets, less liabilities — 5.95%		180,481,988
Net assets — 100.00%		$3,034,278,869

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $2,322,832,879; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$576,407,560
Gross unrealized depreciation	(45,443,558)
Net unrealized appreciation	$530,964,002

*	Non-income producing security.
(1)	Amount represents less than 0.005%
(2)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and maybe resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $69,672,606 or 2.30% of net assets.

(4)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $84,371,994 or 2.78% of net assets.
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(6)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuer of this security.
(7)

Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007, the value of these securities amounted to $13,616,912 or 0.45% of net assets.

(8)	Investment in affiliated mutual fund.
(9)	The rate shown is the effective yield at the date of purchase.
(10)	The rate shown reflects the yield at September 30, 2007.
(11)	This security was delivered to cover margin requirements for futures contracts.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CVA	Dutch certification - depositary certificate
FDR	Fiduciary depositary receipt

Preference shares — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)
As a percentage of net assets as of September 30, 2007

Equities
International equities
Aerospace & defense	0.08%
Air freight & logistics	0.34
Automobiles	0.36
Beverages	0.36
Capital markets	0.65
Chemicals	0.02
Commercial banks	4.11
Commercial services & supplies	0.23
Communications equipment	0.74
Computers & peripherals	0.01
Construction & engineering	0.02
Construction materials	0.34
Consumer finance	0.12
Containers & packaging	0.08
Diversified consumer services	0.07
Diversified financial services	0.48
Diversified telecommunication services	1.34
Electric utilities	0.31
Electronic equipment & instruments	0.07
Energy equipment & services	0.04
Food & staples retailing	0.62
Food products	0.49
Health care equipment & supplies	0.06
Health care providers & services	0.23
Hotels, restaurants & leisure	0.27
Household durables	0.11
Household products	0.27
Industrial conglomerates	0.30
Insurance	2.07
Internet & catalog retail	0.06
IT services	0.22
Life sciences tools & services	0.09
Machinery	0.10
Marine	0.12
Media	0.47
Multi-utilities	0.60
Oil, gas & consumable fuels	2.52
Paper & forest products	0.40
Pharmaceuticals	1.89
Real estate investment trusts (REITs)	0.16
Real estate management & development	0.06
Semiconductors & semiconductor equipment	0.22
Specialty retail	0.19
Textiles, apparel & luxury goods	0.02
Tobacco	0.25
Trading companies & distributors	0.37
Wireless telecommunication services	1.03
Total international equities	22.96

Bonds
US bonds
US corporate bonds
Consumer finance	0.76
Media	0.31
Paper & forest products	0.36

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

Thrifts & mortgage finance	0.24
Total US corporate bonds	1.67
Asset-backed securities	0.53
Collateralized debt obligations	0.65
Mortgage & agency debt security	0.09
Total US bonds	2.94

International bonds
International corporate bonds
Diversified financial services	0.15
Media	0.27
Paper & forest products	0.11
Total international corporate bonds	0.53
International collateralized debt obligations	2.16
Foreign government bonds	0.31
Total international bonds	3.00
Total bonds	5.94

Investment companies
UBS Emerging Markets Equity Relationship Fund	7.74
UBS International Equity Relationship Fund	15.99
UBS Opportunistic Emerging Markets Debt Relationship Fund	1.52
UBS Opportunistic High Yield Relationship Fund	1.27
UBS Small-Cap Equity Relationship Fund	6.65
UBS U.S. Equity Alpha Relationship Fund	11.61
UBS U.S. Large Cap Equity Relationship Fund	12.51
UBS U.S. Large Cap Growth Equity Relationship Fund	6.56
Total investment companies	63.85
Rights	0.01
Short-term investments	0.97
Options purchased	0.32
Total investments	94.05
Cash and other assets, less liabilities	5.95
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

Restricted securities

					09/30/07
			Acquisition cost	09/30/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
Ares Euro CLO BV, Series 07-1A, Class G, due 05/15/24	03/26/07	$1,863,680	0.06%	$1,796,692	0.05%
Ashwell CDO SA, due 12/22/77	01/29/07	1,671,002	0.05	2,577,960	0.08
due 12/22/77	08/07/07	3,712,645	0.12	3,590,730	0.12
Avoca CLO I BV, Series VI-A, Class M, due 01/16/23	10/19/06	2,525,500	0.08	2,652,267	0.09
Babson CLO Ltd., Series 07-1A, Class INC., due 01/18/21	02/02/07	1,425,000	0.05	1,500,000	0.05
Brentwood Investors CDO Corp., Series 07-01, due 05/01/16	12/07/06	1,164,000	0.04	1,030,680	0.03
Callidus Debt Partners CDO Fund I Ltd., Series 5A, Class INC., due 11/20/20	11/01/06	1,900,000	0.06	1,760,000	0.06
Colts, Series 07-1, due 03/20/21	02/09/07	1,615,000	0.05	1,485,120	0.05
Duane Street CLO, Series 06-3A, Class SUB, due 01/11/21	11/15/06	1,140,000	0.04	961,200	0.03
Emerson Place CLO Ltd., Series 06-1A, Class SUB, due 01/15/19	11/03/06	2,447,500	0.08	2,263,250	0.07
First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FFA, Class B2, 6.000%, due 09/25/26	11/03/06	7,008,913	0.23	150,520	0.01
FM Leveraged Capital Fund II, due 11/20/20	10/31/06	5,300,000	0.17	4,129,336	0.14
GoldenTree Loan Opportunities III Ltd., Series 07-3A, Class SUB, due 05/01/22	02/27/07	2,600,000	0.09	2,875,860	0.09
Greywolf CLO Ltd., Series 07-1A, Class SUB, due 02/18/21	12/08/06	990,000	0.03	620,000	0.02
Grosvenor Place CLO BV, Series II-A, Class SUB, 7.500%, due 03/28/23	12/15/06	4,209,455	0.14	4,263,591	0.14
GSC European CDO SA, Series I-RA, Class SUB, due 12/15/22	12/01/06	3,200,760	0.11	3,182,721	0.10
GSC Partners CDO Fund Ltd., Series 07-8A, Class SUB, due 04/17/21	02/28/07	1,393,350	0.05	1,500,000	0.05
GSC Partners CDO Fund V, Ltd. due 11/20/16	02/07/07	598,000	0.02	455,000	0.02
Harbourmaster CLO Ltd., Series 7A, Class C, due 09/22/22	10/31/06	3,637,455	0.12	3,882,149	0.13
Harbourview CLO VI Ltd., Series 6A, Class SUB, due 12/27/19	10/20/06	1,128,000	0.04	1,056,000	0.03
Highlander Euro CDO, Series 06-2CA, Class F1, due 12/14/22	11/28/06	6,400,787	0.21	5,632,502	0.19
LNR CDO Ltd., Series 06-1A, Class FFX, 7.592%, due 05/28/43	11/03/06	8,138,056	0.27	4,993,750	0.16
Logan CDO Ltd., Series III-A, Class E, 20.360%, due 07/05/57	06/08/07	2,000,000	0.07	957,200	0.03
Menton CDO PLC, Series III-A, Class E, 12.655%, due 11/28/56	10/18/06	2,900,000	0.10	1,413,460	0.05
MC Funding Ltd., Series 06-1, due 12/20/20	12/08/06	2,857,837	0.09	2,292,160	0.09
OHA Park Avenue CLO Ltd., Series 07-1A, Class SUB, due 03/14/22	02/26/07	2,400,000	0.08	2,004,000	0.08
Queen Street CLO, Series 06-1A, Class F, due 04/15/23	12/12/06	2,523,200	0.08	2,672,458	0.08
Regent’s Park CDO BV, Series 1A, Class F, due 01/26/23	09/25/06	2,551,500	0.08	2,333,995	0.07
Shasta CLO I Ltd., due 04/20/21	12/20/06	5,700,000	0.19	5,640,000	0.19
		$85,001,640	2.80%	$69,672,601	2.30%

UBS Dynamic Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

Forward foreign currency contracts

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of September 30, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)
Australian Dollar	265,695,000	USD	218,529,696	11/29/07	$(16,667,947)
Brazilian Real	124,370,000	USD	65,066,088	11/20/07	(2,409,504)
Canadian Dollar	287,955,000	USD	270,534,468	11/29/07	(19,138,293)
Euro	24,925,805	HUF	6,416,650,000	11/09/07	790,045
Euro	39,330,000	JPY	6,350,477,445	11/09/07	(583,706)
Euro	914,845,000	USD	1,237,863,192	11/29/07	(68,264,066)
Great Britain Pound	430,865,000	USD	847,856,614	11/29/07	(32,529,837)
Israeli New Shekel	138,245,000	USD	33,830,677	11/09/07	(608,661)
Japanese Yen	8,281,519,914	NZD	93,615,000	11/29/07	(2,063,593)
Latvian Lat	18,280,000	EUR	25,965,909	11/09/07	261,573
New Zealand Dollar	86,185,000	JPY	7,762,769,135	11/29/07	3,114,539
New Zealand Dollar	51,180,000	USD	36,745,039	11/29/07	(1,826,597)
South African Rand	103,300,000	USD	14,439,878	11/29/07	(425,233)
South Korean Won	162,730,000,000	USD	175,905,308	11/20/07	(2,249,056)
Swedish Krona	217,570,000	USD	33,387,555	11/29/07	(435,193)
Swiss Franc	35,760,000	USD	30,650,290	11/29/07	(198,313)
United States Dollar	33,647,749	AUD	38,270,000	11/29/07	229,492
United States Dollar	30,673,775	CAD	30,725,000	11/29/07	234,512
United States Dollar	302,022,335	CHF	366,190,000	11/29/07	13,873,920
United States Dollar	248,674,530	EUR	180,765,000	11/29/07	9,404,263
United States Dollar	101,932,459	GBP	50,480,000	11/29/07	1,213,325
United States Dollar	185,209,775	JPY	22,068,600,000	11/29/07	8,297,994
United States Dollar	135,507,613	KRW	125,452,000,000	11/20/07	1,835,354
United States Dollar	30,522,393	MXN	334,150,000	11/09/07	(51,712)
United States Dollar	56,236,702	MYR	195,057,000	11/20/07	1,128,192
United States Dollar	61,020,000	SAR	228,043,944	11/13/07	(32,310)
United States Dollar	242,481,372	SEK	1,643,380,000	11/29/07	12,993,311
United States Dollar	39,747,791	SGD	60,045,000	11/29/07	847,305
United States Dollar	239,199,511	TWD	7,829,000,000	11/20/07	2,091,075
United States Dollar	26,590,145	ZAR	192,970,000	11/29/07	1,178,689

Net unrealized depreciation on forward foreign currency contracts					$(89,990,432)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	New Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts

UBS Dynamic Alpha Fund had the following open futures contracts as of September 30, 2007:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 4,693 contracts (USD)	December 2007	$514,799,738	$512,856,906	$(1,942,832)

US treasury futures sell contracts:
10 Year US Treasury Notes, 1,284 contracts (USD)	December 2007	140,023,567	140,317,125	(293,558)

Index futures buy contracts:
Amsterdam Exchanges Index, 66 contracts (EUR)	October 2007	9,909,726	10,211,228	301,502
FTSE 100 Index, 131 contracts (GBP)	December 2007	17,515,046	17,473,955	(41,091)

Index futures sell contracts:
CAC 40 Euro Index, 2,308 contracts (EUR)	October 2007	183,200,883	188,480,874	(5,279,991)
DAX Index, 1,042 contracts (EUR)	December 2007	290,680,072	295,477,838	(4,797,766)
Dow Jones Euro STOXX 50 Index, 3,087 contracts (EUR)	December 2007	186,817,773	194,168,147	(7,350,374)
FTSE/JSE Top 40 Index, 2,274 contracts (ZAR)	December 2007	87,146,847	91,777,931	(4,631,084)
Hang Seng China Enterprises Index, 805 contracts (HKD)	October 2007	82,775,716	89,049,795	(6,274,079)
Hang Seng Stock Index, 207 contracts (HKD)	October 2007	34,635,105	36,189,752	(1,554,646)
IBEX 35 Index, 264 contracts (EUR)	October 2007	54,553,359	54,967,464	(414,105)
MSCI Singapore Index, 548 contracts (SGD)	October 2007	32,479,791	33,636,244	(1,156,453)
MSCI Taiwan Index, 2,033 contracts (USD)	October 2007	70,799,220	74,021,530	(3,222,310)
Nikkei 225 Index, 1,256 contracts (JPY)	December 2007	172,856,280	184,028,903	(11,172,623)
OMXS 30 Index, 2,819 contracts (SEK)	October 2007	53,354,657	53,358,502	(3,845)
Russell 2000 Index, 504 contracts (USD)	December 2007	197,465,436	204,926,400	(7,460,964)
S&P MIB Index, 203 contracts (EUR)	December 2007	58,290,238	57,955,805	334,433
S&P Toronto Stock Exchange 60 Index, 1,164 contracts (CAD)	December 2007	189,717,155	192,741,970	(3,024,814)
SPI 200 Index, 1,119 contracts (AUD)	December 2007	156,522,755	163,984,810	(7,462,055)
S&P 500 Index, 873 contracts (USD)	December 2007	329,251,406	335,690,325	(6,438,919)

Interest rate futures buy contracts:
Australian 10 Year Bond, 1,290 contracts (AUD)	December 2007	107,673,005	105,444,523	(2,228,482)
Canadian 10 Year Bond, 147 contracts (CAD)	December 2007	16,594,250	16,616,106	21,856
90 Day Euro-Dollar, 3,150 contracts (USD)	December 2009	750,600,624	750,487,500	(113,124)
90 Day Euro-Dollar, 3,150 contracts (USD)	December 2007	749,118,788	749,345,625	226,837
90 Day Euro-Dollar, 2,763 contracts (USD)	October 2007	654,742,302	655,020,956	278,654

Interest rate futures sell contracts:
90 Day Euro-Dollar, 6,300 contracts (USD)	December 2007	1,504,999,742	1,507,038,750	(2,039,008)
Euro-Bund, 101 contracts (EUR)	December 2007	16,312,713	16,228,281	84,432
Japanese 10 Year Bond, 228 contracts (JPY)	December 2007	268,581,219	267,847,647	733,572
Long Gilt, 511 contracts (GBP)	December 2008	111,565,855	111,806,412	(240,557)
Net unrealized depreciation on futures contracts				$(75,161,394)

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at September 30, 2007 was $558,420,660.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Options written

UBS Dynamic Alpha Fund had the following open options written as of September 30, 2007:

Call options written

	Expiration	Premiums
	date	received	Value
3 Month Euro Euribor Interest Rate Futures, 3,100 contracts strike @ EUR 95.75	December 2007	$575,440	$165,767

Currency type abbreviation:
EUR	Euro

UBS Global Allocation Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 60.59%
US equities — 43.07%
Abbott Laboratories	39,400	$2,112,628
Abercrombie & Fitch Co.	37,600	3,034,320
Adobe Systems, Inc.*	128,500	5,610,310
Aflac, Inc.	234,700	13,387,288
Allergan, Inc.	859,300	55,399,071
Allstate Corp.	303,700	17,368,603
Amazon.com, Inc.*(1)	302,000	28,131,300
American Eagle Outfitters, Inc.	144,300	3,796,533
American Electric Power Co., Inc.	387,600	17,860,608
American Tower Corp., Class A*	60,400	2,629,816
Amgen, Inc.*	121,700	6,884,569
Analog Devices, Inc.	936,900	33,878,304
Anheuser-Busch Cos., Inc.	271,800	13,587,282
Apache Corp.	34,500	3,107,070
Apple, Inc.*	84,700	13,004,838
AT&T, Inc.	699,000	29,574,690
Automatic Data Processing, Inc.	84,000	3,858,120
Baker Hughes, Inc.	61,100	5,521,607
Bank of New York Mellon Corp.	971,602	42,886,512
Baxter International, Inc.	122,300	6,883,044
BEA Systems, Inc.*	948,300	13,152,921
Becton, Dickinson & Co.	69,300	5,686,065
BlackRock, Inc.	7,600	1,317,916
Blackstone Group LP*	206,918	5,189,503
Boeing Co.	32,300	3,391,177
BorgWarner, Inc.	286,800	26,250,804
Bristol-Myers Squibb Co.	539,900	15,559,918
Broadcom Corp., Class A*	148,000	5,393,120
Burlington Northern Santa Fe Corp.	527,200	42,792,824
C.R. Bard, Inc.(1)	79,200	6,984,648
Carnival Corp.	633,900	30,699,777
CB Richard Ellis Group, Inc., Class A*	29,400	818,496
Cephalon, Inc.*	108,700	7,941,622
Chevron Corp.	156,900	14,682,702
Chico’s FAS, Inc.*	555,700	7,807,585
Cisco Systems, Inc.*	383,300	12,691,063
Citigroup, Inc.	1,568,907	73,220,890
Citrix Systems, Inc.*	530,500	21,389,760
City National Corp.	122,700	8,528,877
Coach, Inc.*	214,200	10,125,234
Comcast Corp., Class A*	587,300	14,200,914
Consol Energy, Inc.	28,500	1,328,100
Constellation Brands, Inc., Class A*	658,200	15,935,022
Costco Wholesale Corp.	480,700	29,500,559
Dell, Inc.*	713,400	19,689,840
Discover Financial Services*	486,275	10,114,520
eBay, Inc.*	224,300	8,752,186
EMC Corp.*	196,500	4,087,200
ENSCO International, Inc.	254,500	14,277,450
EOG Resources, Inc.	233,200	16,867,356
Exelon Corp.	841,700	63,430,512
Express Scripts, Inc.*	77,700	4,337,214
Exxon Mobil Corp.	208,500	19,298,760
FedEx Corp.	298,200	31,236,450
Fifth Third Bancorp	773,700	26,212,956
Fortune Brands, Inc.	218,100	17,772,969
Freddie Mac	326,200	19,249,062
Genentech, Inc.*	83,000	6,475,660
General Dynamics Corp.	43,700	3,691,339
General Electric Co.	1,367,000	56,593,800
Genzyme Corp.*	499,500	30,949,020
GlobalSantaFe Corp.	259,000	19,689,180
Goldman Sachs Group, Inc.	26,300	5,700,262
Google, Inc., Class A*	56,000	31,767,120
Halliburton Co.	649,000	24,921,600
Harley-Davidson, Inc.	192,700	8,904,667
Hartford Financial Services Group, Inc.	209,500	19,389,225
Illinois Tool Works, Inc.	725,900	43,292,676

Intel Corp.	2,330,800	60,274,488
International Game Technology	213,400	9,197,540
Intuit, Inc.*	455,800	13,810,740
ITT Educational Services, Inc.*	40,700	4,952,783
J. Crew Group, Inc.*(1)	106,400	4,415,600
Johnson & Johnson	436,238	28,660,837
Johnson Controls, Inc.	343,300	40,547,163
JPMorgan Chase & Co.	741,600	33,980,112
Laboratory Corp. of America Holdings*(1)	105,800	8,276,734
Las Vegas Sands Corp.*	49,000	6,537,580
Linear Technology Corp.	426,800	14,933,732
Manitowoc Co., Inc.	52,100	2,306,988
Masco Corp.	1,255,200	29,082,984
MasterCard, Inc., Class A(1)	64,900	9,603,253
McGraw-Hill Cos., Inc.	263,700	13,424,967
Medco Health Solutions, Inc.*	273,700	24,739,743
Medtronic, Inc.	372,500	21,012,725
Merck & Co., Inc.	684,600	35,386,974
Microchip Technology, Inc.	148,300	5,386,256
Microsoft Corp.	2,172,400	63,998,904
Millennium Pharmaceuticals, Inc.*	948,700	9,629,305
Millipore Corp.*(1)	71,200	5,396,960
Morgan Stanley	999,450	62,965,350
News Corp., Class A	1,016,200	22,346,238
NiSource, Inc.	462,300	8,848,422
Northeast Utilities	59,100	1,688,487
Omnicom Group, Inc.	438,300	21,077,847
PACCAR, Inc.	234,300	19,974,075
Peabody Energy Corp.	295,600	14,150,372
Pepco Holdings, Inc.	302,900	8,202,532
PepsiCo, Inc.	45,200	3,311,352
Pharmaceutical Product Development, Inc.	188,700	6,687,528
PNC Financial Services Group, Inc.	239,600	16,316,760
Praxair, Inc.	139,400	11,676,144
Precision Castparts Corp.	10,253	1,517,239
Procter & Gamble Co.	56,600	3,981,244
QUALCOMM, Inc.	217,300	9,183,098
Quest Diagnostics, Inc.	133,400	7,706,518
R.H. Donnelley Corp.*	286,192	16,032,476
Range Resources Corp.	77,900	3,167,414
Red Hat, Inc.*	291,900	5,800,053
Research In Motion Ltd.*	35,500	3,498,525
Rockwell Automation, Inc.	78,800	5,477,388
Schering-Plough Corp.	383,600	12,133,268
Schlumberger Ltd.	85,500	8,977,500
Sempra Energy	367,700	21,370,724
Southwestern Energy Co.*	74,500	3,117,825
Sprint Nextel Corp.	2,271,252	43,153,788
Starbucks Corp.*	165,300	4,330,860
Symantec Corp.*	1,358,072	26,319,435
SYSCO Corp.	720,800	25,653,272
Target Corp.	247,800	15,752,646
Texas Instruments, Inc.	132,700	4,855,493
United Technologies Corp.	128,500	10,341,680
UnitedHealth Group, Inc.	478,200	23,159,226
Viacom, Inc., Class B*	402,900	15,701,013
VMware, Inc., Class A*(1)	39,200	3,332,000
Weatherford International Ltd.*	86,900	5,837,942
Wells Fargo & Co.	1,760,600	62,712,572
Wyeth	874,600	38,963,430
Wynn Resorts Ltd.(1)	63,000	9,926,280
Xilinx, Inc.	744,800	19,469,072
XTO Energy, Inc.	105,400	6,517,936
Yahoo!, Inc.*	743,200	19,947,488
Total US equities (cost $2,006,079,403)		2,270,545,914

International equities — 17.52%
Australia — 0.62%
National Australia Bank Ltd.	227,005	7,998,900
Qantas Airways Ltd.	2,133,432	10,563,503
QBE Insurance Group Ltd.	475,577	14,263,710
		32,826,113
Austria — 0.09%
Telekom Austria AG	181,380	4,746,022

Belgium — 0.11%
KBC Groep NV	39,718	5,464,230

Canada — 0.77%
Alcan, Inc.	73,220	7,304,701
Canadian National Railway Co.	102,200	5,832,074
Canadian Pacific Railway Ltd.	62,800	4,419,645
Cott Corp.*(1)	102,900	817,282
Magna International, Inc., Class A	39,000	3,762,178
Manulife Financial Corp.(1)	129,400	5,335,237
Toronto-Dominion Bank(1)	170,700	13,094,465
		40,565,582
Denmark — 0.11%
Novo-Nordisk A/S, Class B	49,275	5,947,421

Finland — 0.36%
Nokia Oyj	240,035	9,125,129
Stora Enso Oyj, Class R	505,433	9,845,065
		18,970,194
France — 1.45%
AXA SA(1)	390,548	17,475,582
Compagnie Generale des Etablissements Michelin, Class B	60,497	8,133,130
France Telecom SA	652,307	21,849,392
Sanofi-Aventis(1)	18,271	1,547,059
Total SA(1)	339,576	27,610,133
		76,615,296
Germany — 1.71%
Allianz SE	88,002	20,560,955
DaimlerChrysler AG	75,998	7,655,211
Deutsche Postbank AG	51,040	3,747,467
E.ON AG	44,772	8,277,836
Henkel KGaA, Preference Shares	128,655	6,620,913
IKB Deutsche Industriebank AG*(1)	39,240	782,800
MAN AG	41,402	6,024,744
Metro AG	72,201	6,521,171
SAP AG	157,343	9,210,112
Siemens AG	150,356	20,672,461
		90,073,670
Greece — 0.21%
Alpha Bank AE	207,326	7,225,357
National Bank of Greece SA	62,452	3,980,688
		11,206,045
Hong Kong — 0.29%
Esprit Holdings Ltd.	464,000	7,371,380
Sun Hung Kai Properties Ltd.	341,000	5,746,316
Yue Yuen Industrial Holdings Ltd.(1)	724,500	2,166,832
		15,284,528
Ireland — 0.38%
Bank of Ireland	498,064	9,232,787
CRH PLC	135,889	5,396,520
Irish Life & Permanent PLC	165,677	3,673,643
Smurfit Kappa PLC*	74,246	1,716,170
		20,019,120
Italy — 0.59%
Fiat SpA	176,370	5,334,205
Intesa Sanpaolo SpA	2,391,993	18,469,820
UniCredito Italiano SpA	874,145	7,478,922
		31,282,947
Japan — 3.09%
Aeon Co., Ltd.	201,800	2,851,359
Asahi Breweries Ltd.	363,200	5,533,452
Bank of Yokohama Ltd.	589,000	4,066,313
Bridgestone Corp.	235,400	5,205,380
Canon, Inc.	171,100	9,339,634
East Japan Railway Co.	420	3,312,758
Fast Retailing Co., Ltd.	32,200	1,858,582
Funai Electric Co., Ltd.(1)	29,700	1,292,822
Honda Motor Co., Ltd.	269,700	9,063,179
Hoya Corp.(1)	206,400	7,043,817
Japan Tobacco, Inc.	1,258	6,910,704
JFE Holdings, Inc.	48,600	3,444,078
KDDI Corp.	472	3,501,014
Kubota Corp.	483,000	3,977,870
Mitsubishi Corp.	349,600	11,078,605
Mitsui Fudosan Co., Ltd.	153,000	4,249,075

Mitsui OSK Lines Ltd.	191,000	3,094,511
Mitsui Sumitomo Insurance Co., Ltd.	553,000	6,494,554
Nitto Denko Corp.(1)	130,500	6,066,861
NOK Corp.	126,400	2,707,039
Nomura Holdings, Inc.	215,000	3,605,015
NTN Corp.	353,000	3,150,002
NTT DoCoMo, Inc.	3,212	4,585,975
Rohm Co., Ltd.	70,400	6,220,868
Shin-Etsu Chemical Co., Ltd.	99,500	6,877,900
SMC Corp.	25,000	3,423,584
Sompo Japan Insurance, Inc.	293,000	3,361,981
Sumitomo Mitsui Financial Group, Inc.	1,078	8,399,512
Sumitomo Trust & Banking Co., Ltd.	558,000	4,221,495
Tokyo Gas Co., Ltd.(1)	717,000	3,339,529
Toyota Motor Corp.	176,100	10,394,446
Yamada Denki Co., Ltd.	42,190	4,176,209
		162,848,123
Jersey (Channel Islands) — 0.08%
Experian Group Ltd.	380,933	4,029,441

Netherlands — 1.17%
ABN AMRO Holding NV	279,614	14,732,541
ASML Holding NV*	278,247	9,224,817
ING Groep NV CVA	190,523	8,457,282
Koninklijke Philips Electronics NV	98,013	4,423,456
Reed Elsevier NV	329,287	6,254,363
Royal KPN NV	487,978	8,468,278
STMicroelectronics NV	263,555	4,430,874
TNT NV	138,427	5,803,265
		61,794,876
Norway — 0.26%
Statoil ASA(1)	298,950	10,189,114
Telenor ASA*	182,800	3,661,934
		13,851,048
Spain — 0.42%
Banco Santander SA	1,129,681	21,956,139

Sweden — 0.32%
Sandvik AB	432,400	9,276,594
Telefonaktiebolaget LM Ericsson, Class B	1,923,000	7,699,043
		16,975,637
Switzerland — 1.73%
Alcon, Inc.	45,300	6,519,576
Clariant AG*	174,753	2,147,920
Credit Suisse Group	257,805	17,116,879
Holcim Ltd.	55,263	6,104,206
Nestle SA	22,981	10,323,438
Novartis AG	368,218	20,320,383
Roche Holding AG	134,923	24,464,029
Straumann Holding AG(1)	14,737	4,139,145
		91,135,576
United Kingdom — 3.76%
Associated British Foods PLC	155,680	2,549,763
AstraZeneca PLC	117,490	5,887,018
Balfour Beatty PLC	231,722	2,249,620
Barclays PLC	1,271,320	15,489,674
BP PLC	2,611,765	30,325,334
British Sky Broadcasting Group PLC	406,386	5,778,687
Cadbury Schweppes PLC	312,034	3,619,850
Carnival PLC	115,671	5,523,711
Diageo PLC	506,174	11,122,688
GlaxoSmithKline PLC	106,570	2,828,008
Home Retail Group PLC	195,285	1,489,334
Kesa Electricals PLC	612,095	3,447,084
Kingfisher PLC	1,325,573	4,849,275
Prudential PLC	915,053	14,069,571
Rentokil Initial PLC	644,354	2,200,323
Rio Tinto PLC	97,047	8,395,039
Royal Bank of Scotland Group PLC	1,266,491	13,604,013
Scottish & Southern Energy PLC	193,690	5,987,938
Standard Chartered PLC	185,693	6,078,846
Tesco PLC	978,201	8,791,146
Vodafone Group PLC	9,400,857	33,948,281
Wolseley PLC	354,403	5,993,022
WPP Group PLC	290,244	3,931,216
		198,159,441
Total international equities (cost $749,101,571)		923,751,449
Total equities (cost $2,755,180,974)		3,194,297,363

		Face amount
Bonds — 19.26%
US bonds — 11.55%
US corporate bonds — 1.11%
AT&T Corp.,
8.000%, due 11/15/31		$450,000	547,518
AT&T, Inc.,
6.450%, due 06/15/34		540,000	547,673
Avon Products, Inc.,
7.150%, due 11/15/09		195,000	204,393
Bank of America Corp.,
5.420%, due 03/15/17		2,000,000	1,944,570
BellSouth Corp.,
6.550%, due 06/15/34		675,000	688,841
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29		660,000	712,242
Capital One Financial Corp.,
5.500%, due 06/01/15		685,000	652,649
Citigroup, Inc.,
5.000%, due 09/15/14		1,275,000	1,228,995
5.500%, due 11/18/15	GBP	2,710,000	5,343,572
5.625%, due 08/27/12		$3,775,000	3,819,232
Comcast Cable Communications LLC,
6.750%, due 01/30/11		2,250,000	2,333,693
Computer Sciences Corp.,
3.500%, due 04/15/08		325,000	320,697
ConAgra Foods, Inc.,
5.819%, due 06/15/17		1,000	985
Devon Financing Corp. ULC,
6.875%, due 09/30/11		1,050,000	1,109,951
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35		520,000	487,339
Erac USA Finance Co.,
8.000%, due 01/15/11(2)		700,000	754,708
Exelon Generation Co. LLC,
5.350%, due 01/15/14		1,000,000	971,936
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09		12,750,000	12,314,766
GMAC LLC,
6.875%, due 09/15/11		2,170,000	2,065,111
HSBC Bank USA N.A.,
5.625%, due 08/15/35		1,355,000	1,222,396
HSBC Finance Corp.,
6.750%, due 05/15/11		1,925,000	2,007,711
ICI Wilmington, Inc.,
4.375%, due 12/01/08		600,000	597,050
International Lease Finance Corp.,
3.500%, due 04/01/09		1,775,000	1,738,373
JPMorgan Chase & Co.,
6.750%, due 02/01/11		2,000,000	2,101,236
MBNA Corp.,
7.500%, due 03/15/12		550,000	595,733
Metlife, Inc.,
5.000%, due 11/24/13		700,000	686,995
Morgan Stanley,
6.750%, due 04/15/11		3,475,000	3,631,827
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31		375,000	474,768
PPL Energy Supply LLC,
Series A, 6.400%, due 11/01/11		825,000	851,233
Sprint Capital Corp.,
8.750%, due 03/15/32		1,375,000	1,576,766
U.S. Bank N.A.,
6.375%, due 08/01/11		625,000	650,936
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32		975,000	1,038,019
Wachovia Bank N.A.,
7.800%, due 08/18/10		1,550,000	1,660,566
Waste Management, Inc.,
7.375%, due 08/01/10		650,000	687,965
Wells Fargo Bank N.A.,
6.450%, due 02/01/11		2,625,000	2,724,157
Total US corporate bonds (cost $59,442,712)			58,294,602

Asset-backed securities — 0.70%
Conseco Finance,
Series 01-D, Class M2, 7.503%, due 11/15/32(3)	1,163,349	527,282
Countrywide Asset-Backed Certificates,
Series 04-SD1, Class A1, 5.471%, due 06/25/33(2),(3)	183,691	178,944
Fieldstone Mortgage Investment Corp.,
Series 06-S1, Class A, 5.351%, due 01/25/37(2),(3)	2,734,031	2,452,939
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2, 5.261%, due 12/25/26(3)	1,585,117	1,422,643
Ford Credit Floorplan Master Owner Trust,
Series 05-1, Class A, 5.903%, due 05/15/10(3)	3,225,000	3,219,552
Green Tree Financial Corp.,
Series 96-4, Class A6, 7.400%, due 06/15/27	224,359	234,690
GSAMP Trust,
Series 06-S5, Class A2, 5.658%, due 09/25/36(4),(5)	2,000,000	860,000
Series 06-S3, Class A2, 5.769%, due 05/25/36(4),(5)	1,075,000	598,259
Home Equity Mortgage Trust,
Series 06-6, Class 2A1, 5.231%, due 03/25/37(3)	1,259,054	1,159,060
Series 06-3, Class A1, 5.472%, due 09/25/36(3)	1,366,119	1,274,787
Series 06-5, Class A1, 5.500%, due 01/25/37(5)	2,373,626	2,173,322
Series 06-3, Class A2, 5.594%, due 09/25/36(3)	1,250,000	812,875
Series 06-4, Class A1, 5.671%, due 11/25/36(5)	1,096,718	996,150
Series 06-4, Class A2, 5.730%, due 11/25/36(5)	3,000,000	1,896,970
Indymac Seconds Asset Backed Trust,
Series 06-A, Class A2, 5.261%, due 06/25/36(3)	1,051,127	863,183
Long Beach Mortgage Loan Trust,
Series 06-A, Class A2, 5.548%, due 05/25/36(5)	1,175,000	729,160
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1, 6.231%, due 10/25/27(3)	1,474,466	1,472,727
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A, 5.311%, due 09/25/36(3)	836,939	823,671
Morgan Stanley Mortgage Loan Trust,
Series 06-14SL, Class A1, 5.291%, due 11/25/36(3)	2,090,756	1,905,315
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1, 5.301%, due 08/25/36(3)	2,093,137	1,674,509
Providian Gateway Master Trust,
Series 04-EA, Class C, 6.333%, due 11/15/11(2),(3)	3,000,000	3,001,407
SACO I Trust,
Series 06-5, Class 2A1, 5.281%, due 05/25/36(3)	2,870,928	2,406,789
Structured Asset Securities Corp.,
Series 03-AL2, Class A, 3.357%, due 01/25/31(2)	175,499	154,034
Series 02-23XS, Class A7, 6.080%, due 11/25/32(5)	5,170,000	5,157,388
Terwin Mortgage Trust,
Series 06-1, Class 2M2, 4.250%, due 01/25/37(2),(5)	2,500,000	750,000
Total asset-backed securities (cost $42,902,170)		36,745,656

Collateralized debt obligations — 0.16%
G-Force CDO, Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46(2),(4) (cost $6,900,093)	7,000,000	6,806,406
Rutland Rated Investments,
Series DRYD-1A, Class A6F, 6.957%, due 06/20/13(2)	1,645,000	1,485,600
Total collateralized debt obligations (cost $8,545,093)		8,292,006

Commercial mortgage-backed securities — 1.22%
Asset Securitization Corp.,
Series 97-D4, Class B1, 7.525%, due 04/14/29	5,000,000	5,466,982
Banc of America Commercial Mortgage, Inc.,
Series 06-6, Class A4, 5.356%, due 10/10/45	4,550,000	4,492,359
Series 06-5, Class B, 5.463%, due 09/10/47	2,050,000	1,921,640
Series 06-4, Class C, 5.754%, due 07/10/46(3)	4,200,000	4,013,312
Bear Stearns Commercial Mortgage Securities Trust,
Series 07-PW17, Class C, 5.941%, due 06/11/50(3)	2,500,000	2,389,075
Citigroup Commercial Mortgage Trust,
Series 06-C6, Class A4, 5.889%, due 12/10/49(3)	8,150,000	8,239,124
Credit Suisse Mortgage Capital Certificates,
Series 06-C4, Class C, 5.811%, due 09/15/39(2),(3)	1,600,000	1,522,557
Series 06-C2, Class A3, 5.847%, due 03/15/39(3)	5,350,000	5,418,839
Series 06-C3, Class B, 6.021%, due 06/15/38(3)	1,600,000	1,549,284
First Union Commercial Mortgage Securities, Inc.,
Series 97-C2, Class A3, 6.650%, due 11/18/29	52,377	52,257

GS Mortgage Securities Corp., II,
Series 06-RR2, Class A1, 5.811%, due 06/23/46(2),(3)	9,025,000	8,535,394
Series 07-GG10, Class C, 5.993%, due 08/10/45(3)	1,600,000	1,521,660
Series 98-GLII, Class A1, 6.312%, due 04/13/31	145,695	145,544
Host Marriott Pool Trust,
Series 99-HMTA, Class A, 6.980%, due 08/03/15(2)	132,984	135,527
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 06-LDP8, Class B, 5.520%, due 05/15/45(3)	1,625,000	1,519,389
Series 07-CB19, Class D, 5.937%, due 02/12/49(3)	1,675,000	1,578,942
Series 07-CB20, Class C, 6.199%, due 02/12/51(2),(3)	1,725,000	1,696,722
JPMorgan Commercial Mortgage Finance Corp.,
Series 99-C8, Class A2, 7.400%, due 07/15/31(3)	830,290	851,436
Mach One Trust Commercial Mortgage-Backed,
Series 04-1A, Class A1, 3.890%, due 05/28/40(2)	589,232	586,092
Merrill Lynch Mortgage Trust,
Series 05-LC1, Class A4, 5.291%, due 01/12/44(3)	9,625,000	9,519,260
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-3, Class B, 5.525%, due 07/12/46(3)	1,600,000	1,507,634
Prudential Mortgage Capital Funding LLC,
Series 01-ROCK, Class A2, 6.605%, due 05/10/34	1,055,000	1,104,681
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C3, Class A2, 6.592%, due 12/18/33	540,000	559,457
Total commercial mortgage-backed securities (cost $64,488,394)		64,327,167

Mortgage & agency debt securities — 4.45%
Bear Stearns Alt-A Trust,
Series 05-3, Class B1, 5.304%, due 04/25/35(3)	7,360,432	7,317,925
Countrywide Alternative Loan Trust,
Series 05-J2, Class 2A1, 7.500%, due 12/25/34	1,184,131	1,197,760
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 03-20, Class 3A2, 4.750%, due 07/25/18	142,382	142,012
Series 06-HYB1, Class 1A1, 5.357%, due 03/20/36(3)	5,005,690	4,984,727
Series 06-16, Class M1, 6.250%, due 11/25/36(3)	2,977,766	2,839,826
CS First Boston Mortgage Securities Corp.,
Series 05-9, Class 3A1, 6.000%, due 10/25/35	3,669,007	3,635,690
Series 05-10, Class 10A3, 6.000%, due 11/25/35	963,950	973,161
Series 03-8, Class 5A1, 6.500%, due 04/25/33	296,731	299,104
Series 05-12, Class 1A1, 6.500%, due 01/25/36	5,345,443	5,361,139
Series 03-27, Class 9A1, 7.000%, due 11/25/33	182,470	187,388
Series 05-11, Class 4A1, 7.000%, due 12/25/35	3,565,775	3,649,258
Series 01-26, Class 5A1, 7.303%, due 11/25/31(3)	53,765	53,629
Series 02-10, Class 2A1, 7.500%, due 05/25/32	11,472	11,544
Federal Home Loan Bank, 5.375%, due 05/18/16	9,845,000	10,132,139
5.500%, due 08/13/14(1)	17,010,000	17,687,168
Federal Home Loan Mortgage Corp.,
5.300%, due 02/27/09	8,275,000	8,300,288
5.375%, due 12/27/11	6,765,000	6,780,343
5.600%, due 10/17/13	2,815,000	2,839,108
5.750%, due 09/15/10	2,370,000	3,499,241
5.750%, due 06/27/16	3,300,000	3,434,729
Federal Home Loan Mortgage Corp. Gold Pools,
# E93969, 5.500%, due 01/01/18	87,389	87,405
# E01345, 5.500%, due 04/01/18	288,678	288,449
# B11810, 5.500%, due 01/01/19	1,386,473	1,385,374
# D96274, 5.500%, due 09/01/23	2,374,931	2,349,566
# C90798, 5.500%, due 02/01/24	4,074,756	4,027,978
# G11429, 6.000%, due 12/01/17	208,018	211,153
# C56030, 6.000%, due 03/01/31	349,855	352,579
# A24844, 6.000%, due 07/01/34	1,170,547	1,174,470
# E01127, 6.500%, due 02/01/17	85,143	87,333
# E92004, 6.500%, due 10/01/17	477,680	489,300
# C20606, 6.500%, due 01/01/29	1,631,481	1,675,541
# C00742, 6.500%, due 04/01/29	50,543	51,863
# G01717, 6.500%, due 11/01/29	979,637	1,007,668
# G00944, 7.000%, due 06/01/28	152,498	158,589
# G01391, 7.000%, due 04/01/32	1,275,421	1,326,336
Federal Home Loan Mortgage Corp. REMICs,
Series 2148, Class ZA, 6.000%, due 04/15/29	661,067	667,636
Series 2426, Class GH, 6.000%, due 08/15/30	188,600	189,375
Series 3164, Class NC, 6.000%, due 12/15/32	7,875,000	8,022,525

Federal National Mortgage Association,
4.375%, due 09/13/10	8,075,000	8,060,643
5.200%, due 11/08/10	6,450,000	6,454,702
5.250%, due 08/01/12	4,040,000	4,122,452
5.500%, due 03/15/11(1)	5,670,000	5,853,407
5.500%, due 01/23/12	5,280,000	5,296,922
6.000%, due 08/22/16	9,115,000	9,213,296
6.070%, due 05/12/16	3,790,000	3,821,495
Federal National Mortgage Association Grantor Trust,
Series 02-T19, Class A1, 6.500%, due 07/25/42	1,453,927	1,498,397
Series 00-T6, Class A1, 7.500%, due 06/25/30	261,669	273,771
Series 01-T4, Class A1, 7.500%, due 07/25/41	1,174,567	1,236,277
Federal National Mortgage Association Pools,
# 809205, 4.271%, due 01/01/35(3)	2,837,561	2,794,516
# 809625, 4.641%, due 01/01/35(3)	3,697,685	3,658,183
# 357351, 5.500%, due 02/01/18	6,567,982	6,573,341
# 244450, 5.500%, due 11/01/23	136,593	135,176
# 255182, 5.500%, due 04/01/24	4,701,562	4,648,863
# 829952, 5.500%, due 09/01/24	2,796,198	2,767,137
# 705626, 5.500%, due 05/01/33	4,708,462	4,625,050
# 555523, 5.500%, due 06/01/33	5,970,522	5,870,205
# 720109, 5.500%, due 07/01/33	5,020,235	4,931,299
# 190015, 6.000%, due 09/01/08	324,443	325,625
# 323789, 6.000%, due 06/01/14	777,104	788,801
# 829951, 6.000%, due 07/01/17	2,293,783	2,328,310
# 254403, 6.000%, due 08/01/17	535,038	543,318
# 555412, 6.000%, due 04/01/18	219,038	222,463
# 809903, 6.000%, due 03/01/20	2,312,277	2,343,292
# 810112, 6.000%, due 03/01/20	2,015,070	2,042,098
# 596124, 6.000%, due 11/01/28	107,323	108,350
# 252339, 6.000%, due 03/01/29	677,381	683,261
# 522564, 6.000%, due 07/01/29	531,435	536,549
# 676733, 6.000%, due 01/01/33	1,884,894	1,895,985
# 891332, 6.175%, due 04/01/36(3)	1,187,572	1,205,718
# 313697, 6.500%, due 12/01/10	540,349	543,024
# 629627, 6.500%, due 03/01/17	401,029	410,968
# 652185, 6.500%, due 06/01/17	474,767	486,832
# 650101, 7.000%, due 08/01/32	610,221	634,930
# 754504, 7.000%, due 01/01/34	241,379	248,630
# 578040, 7.500%, due 05/01/31	14,139	14,786
# 653819, 7.500%, due 02/01/33	206,592	216,579
Federal National Mortgage Association Whole Loan,
Series 01-W3, Class A, 7.000%, due 09/25/41(3)	55,803	57,285
Series 04-W11, Class 1A3, 7.000%, due 05/25/44	1,631,896	1,698,192
Series 95-W3, Class A, 9.000%, due 04/25/25	599	659
First Horizon Alternative Mortgage Securities Trust,
Series 04-AA3, Class A1, 5.303%, due 09/25/34(3)	882,289	881,205
First Horizon Asset Securities, Inc.,
Series 04-FL1, Class 1A1, 5.401%, due 02/25/35(3)	188,853	181,709
Government National Mortgage Association,
Series 01-35, Class AZ, 6.500%, due 08/20/31	2,685,621	2,767,358
Government National Mortgage Association Pools,
# 2671, 6.000%, due 11/20/28	30,017	30,268
# 495814, 6.000%, due 01/15/29	39,201	39,579
# 2713, 6.000%, due 02/20/29	27,004	27,223
# 80329, 6.125%, due 10/20/29(3)	116,400	117,520
# 422480, 6.500%, due 03/15/26	326,963	335,346
# 781276, 6.500%, due 04/15/31	946,879	970,484
# 491532, 6.500%, due 01/20/34	525,489	536,165
# 338523, 8.000%, due 12/15/22	6,656	7,063
JPMorgan Alternative Loan Trust,
Series 06-A4, Class A7, 6.300%, due 09/25/36(3)	8,000,000	8,101,662
Residential Asset Securitization Trust,
Series 04-IP2, Class B1, 5.410%, due 12/25/34(3)	4,539,442	4,519,275
WaMu Mortgage Pass-Through Certificates,
Series 07-HY1, Class 3A2, 5.884%, due 02/25/37(3)	7,000,000	6,891,228
Wells Fargo Mortgage Backed Securities Trust,
Series 03-18, Class A2, 5.250%, due 12/25/33	3,243,113	3,103,659
Total mortgage & agency debt securities (cost $235,209,130)		234,559,850

Stripped mortgage-backed securities — 0.06%
Federal National Mortgage Association Interest Strips,
Series 365, Class 11, IO, 5.500%, due 02/01/36(4)	2,460,812	655,988
Federal National Mortgage Association Principal Strips,
Series 352, Class 1, PO, due 08/01/34(4)	2,330,834	1,692,390
Sequoia Mortgage Trust,
Series 04-11, Class XAI, IO, 0.737%, due 12/20/34(3),(4)	21,225,614	322,901
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-17, Class 4AX, IO, 5.500%, due 08/25/35(4)	3,111,726	449,190
Total stripped mortgage-backed securities (cost $4,238,855)		3,120,469

US government obligations — 3.85%
US Treasury Bonds,
4.750%, due 02/15/37(1)	7,865,000		7,756,243
6.250%, due 08/15/23(1)	4,445,000		5,106,541
6.250%, due 05/15/30(1)	11,565,000		13,747,894
6.625%, due 02/15/27(1)	21,475,000		26,097,150
US Treasury Notes,
4.500%, due 03/31/09(1)	49,575,000		49,958,413
4.625%, due 11/15/16(1)	39,590,000		39,784,862
4.875%, due 06/30/12(1)	59,115,000		60,768,387
Total US government obligations (cost $203,220,279)			203,219,490
Total US bonds (cost $618,046,633)			608,559,240

International bonds — 7.71%
International corporate bonds — 0.91%
Germany — 0.53%
Kreditanstalt fuer Wiederaufbau,
4.625%, due 10/12/12	EUR	3,770,000	5,431,584
4.750%, due 12/07/10	GBP	2,745,000	5,497,935
5.000%, due 07/04/11	EUR	5,150,000	7,509,102
5.500%, due 12/07/15	GBP	2,850,000	5,825,199
Landwirtschaftliche Rentenbank,
6.000%, due 09/15/09	AUD	4,245,000	3,704,423
			27,968,243
Luxembourg — 0.01%
Telecom Italia Capital SA,
5.250%, due 11/15/13	$325,000		315,412

Netherlands — 0.11%
Rabobank Nederland,
4.125%, due 04/04/12	EUR	4,040,000	5,644,820

United Kingdom — 0.26%
Abbey National PLC,
7.950%, due 10/26/29	$295,000		357,900
Halifax PLC,
9.375%, due 05/15/21	GBP	1,300,000	3,369,578
Lloyds TSB Bank PLC,
6.625%, due 03/30/15	2,375,000		4,941,711
Royal Bank of Scotland Group PLC,
9.118%, due 03/31/10(6)	$675,000		722,763
Royal Bank of Scotland PLC,
9.625%, due 06/22/15	GBP	1,890,000	4,646,500
			14,038,452
Total international corporate bonds (cost $46,425,510)			47,966,927

Foreign government bonds — 6.42%
Austria — 0.38%
Republic of Austria,
5.000%, due 01/15/08	EUR	5,950,000	8,504,002
5.250%, due 01/04/11	7,800,000		11,471,987
			19,975,989
Belgium — 0.21%
Government of Belgium,
5.000%, due 09/28/11	EUR	2,300,000	3,378,951
5.750%, due 03/28/08	5,480,000		7,872,766
			11,251,717
Canada — 0.25%
Government of Canada,
6.000%, due 06/01/11	CAD	12,450,000	13,273,742

France — 0.82%
French Treasury Note,
3.000%, due 07/12/08	EUR	5,600,000	7,917,764
Government of France,
3.750%, due 04/25/21	8,235,000		10,809,741
4.750%, due 04/25/35	2,695,000		3,896,967
5.500%, due 04/25/29	13,095,000		20,757,449
			43,381,921
Germany — 2.46%
Bundesobligation,
3.500%, due 10/10/08	EUR	13,890,000	19,694,341
Bundesschatzanweisungen,
2.750%, due 12/14/07	7,850,000		11,163,708

Deutsche Bundesrepublik,
3.750%, due 01/04/09	14,780,000		20,997,983
4.000%, due 01/04/37	8,890,000		11,496,369
4.500%, due 07/04/09	19,340,000		27,764,575
4.750%, due 07/04/34	9,815,000		14,295,347
5.250%, due 07/04/10	2,850,000		4,182,422
6.500%, due 07/04/27	11,265,000		19,967,679
			129,562,424
Italy — 0.35%
Republic of Italy,
4.500%, due 05/01/09	EUR	7,480,000	10,720,930
5.250%, due 08/01/11	5,200,000		7,676,242
			18,397,172
Japan — 1.14%
Government of Japan CPI Linked Bond (TIPS),
0.500%, due 12/10/14	JPY	105,000,000	875,961
1.000%, due 06/10/16	602,000,000		5,132,657
Government of Japan,
0.300%, due 03/20/08	1,340,000,000		11,623,370
0.900%, due 06/15/08	1,360,000,000		11,841,312
1.300%, due 06/20/11	1,340,000,000		11,764,947
1.300%, due 06/20/15	698,000,000		6,007,947
1.500%, due 03/20/14	280,000,000		2,461,287
1.900%, due 06/20/25	735,000,000		6,226,272
2.300%, due 06/20/35	485,000,000		4,131,306
			60,065,059
Netherlands — 0.25%
Government of Netherlands,
4.000%, due 01/15/37	EUR	3,675,000	4,707,421
5.000%, due 07/15/11	5,710,000		8,371,784
			13,079,205
Poland — 0.18%
Poland Government Bond,
5.750%, due 09/23/22	PLN	24,800,000	9,365,555

Sweden — 0.08%
Government of Sweden,
6.750%, due 05/05/14	SEK	23,800,000	4,207,408

United Kingdom — 0.30%
UK Gilts,
4.750%, due 09/07/15	GBP	1,755,000	3,526,384
4.750%, due 03/07/20	4,530,000		9,098,213
5.000%, due 03/07/12	1,515,000		3,100,310
			15,724,907
Total foreign government bonds (cost $318,861,308)			338,285,099

Sovereign/supranational bonds — 0.38%
European Investment Bank,
5.375%, due 10/15/12	EUR	4,880,000	7,268,170
5.750%, due 09/15/09	AUD	6,810,000	5,926,384
6.125%, due 05/21/10	2,000,000		1,744,828
6.250%, due 04/15/14	GBP	2,450,000	5,209,604
Total sovereign/supranational bonds (cost $19,239,206)			20,148,986
Total international bonds (cost $384,526,024)			406,401,012
Total bonds (cost $1,002,572,657)			1,014,960,252

	Shares
Investment companies — 18.96%
iShares Russell 1000 Growth Index Fund	7,200	444,456
iShares Russell 2000 Index Fund(1)	250,000	20,010,000
UBS Corporate Bond Relationship Fund(7)	10,336,665	125,024,025
UBS Emerging Markets Equity Relationship Fund(7)	4,434,668	169,481,048
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund(7)	700,000	7,367,220
UBS High Yield Relationship Fund(7)	7,275,545	160,497,786
UBS Small-Cap Equity Relationship Fund(7)	2,816,127	141,136,135
UBS U.S. Securitized Mortgage Relationship Fund(7)	29,893,185	375,583,961
Total investment companies (cost $849,792,695)		999,544,631

Short-term investments — 0.28%
Other — 0.25%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(7),(8) (cost $13,180,990)	13,180,990	13,180,990

	Face
	amount
US government obligations — 0.03%
US Treasury Bills, 4.81% due 12/20/07(9),(10) (cost $1,464,658)	$1,480,000	1,467,904
Total short-term investments (cost $14,645,648)		14,648,894

	Shares
Investment of cash collateral from securities loaned — 3.32%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(7),(8) (cost $174,834,599)	174,834,599	174,834,599

Total investments — 102.41% (cost $4,797,026,573)		5,398,285,739
Liabilities, in excess of cash and other assets — (2.41)%		(126,969,522)
Net assets — 100.00%		$5,271,316,217

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $4,797,026,573; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$680,530,242
Gross unrealized depreciation	(79,271,076)
Net unrealized appreciation	$601,259,166

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2007.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At September 30, 2007, the value of these securities amounted to $28,060,330 or 0.53% of net assets.
(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2007.
(4)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $11,385,134 or 0.22% of net assets.
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2007.
(9)	The rate shown is the effective yield at the date of purchase.
(10)	This security was delivered to cover margin requirements for futures contracts.
CDO	Collateralized debt obligations
CPI	Consumer price index
CS	Credit Suisse
CVA	Dutch certification — depositary certificate
GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Mortgage Securities Corp.
GS	Goldman Sachs
IO

Interest only security - This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

MLCC	Merrill Lynch Credit Corp.
PO

Principal only security — This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Preference shares	A special type of common stock that shares in the earnings of the company, has limited voting rights, and may have a dividend preference Preference share may also have liquidation preference.
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury inflation protected securities

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona

Restricted security

Security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/07 Market value	09/30/07 Market value as a percentage of net assets
G-Force CDO, Ltd., Series 06-1A, Class A3, 5.600%, due 09/27/46	08/03/06	$6,900,093	0.13%	$6,806,406	0.13%

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Equities
US equities
Aerospace & defense	0.36%
Air freight & logistics	0.59
Auto components	1.27
Automobiles	0.17
Beverages	0.62
Biotechnology	1.17
Building products	0.55
Capital markets	2.24
Chemicals	0.22
Commercial Banks	2.16
Communications equipment	0.49
Computers & peripherals	0.70
Consumer finance	0.19
Diversified consumer services	0.09
Diversified financial services	2.03
Diversified telecommunication services	0.56
Electric utilities	1.73
Electrical equipment	0.10
Energy equipment & services	1.50
Food & staples retailing	1.05
Health care equipment & supplies	0.77
Health care providers & services	1.29
Hotels, restaurants & leisure	1.15
Household durables	0.34
Household products	0.08
Industrial conglomerates	1.07
Insurance	0.95
Internet & catalog retail	0.53
Internet software & services	1.15
IT services	0.26
Life sciences tools & services	0.23
Machinery	1.24
Media	1.95
Multi-utilities	0.57
Multiline retail	0.30
Oil, gas & consumable fuels	1.56
Pharmaceuticals	3.57
Real estate management & development	0.02
Road & rail	0.81
Semiconductors & semiconductor equipment	2.74
Software	2.91
Specialty retail	0.36
Textiles, apparel & luxury goods	0.19
Thrifts & mortgage finance	0.37
Wireless telecommunication services	0.87
Total US equities	43.07
International equities
Air freight & logistics	0.11
Airlines	0.20
Auto components	0.38
Automobiles	0.62
Beverages	0.33
Capital markets	0.39
Chemicals	0.29
Commercial Banks	3.15
Commercial services & supplies	0.12
Communications equipment	0.32
Construction & engineering	0.04
Construction materials	0.22
Containers & packaging	0.03
Diversified financial services	0.16
Diversified telecommunication services	0.73
Electric utilities	0.27
Electronic equipment & instruments	0.12
Food & staples retailing	0.34
Food products	0.31
Gas utilities	0.06
Health care equipment & supplies	0.20
Hotels, restaurants & leisure	0.11
Household durables	0.11
Household products	0.13

Industrial conglomerates	0.39
Insurance	1.62
Internet & catalog retail	0.03
Machinery	0.49
Marine	0.06
Media	0.30
Metals & mining	0.36
Office electronics	0.18
Oil, gas & consumable fuels	1.29
Paper & forest products	0.19
Pharmaceuticals	1.16
Real estate management & development	0.19
Road & rail	0.26
Semiconductors & semiconductor equipment	0.38
Software	0.18
Specialty retail	0.41
Textiles, apparel & luxury goods	0.04
Tobacco	0.13
Trading companies & distributors	0.32
Wireless telecommunication services	0.80
Total international equities	17.52
Total equities	60.59
Bonds
US bonds
US corporate bonds
Capital markets	0.07
Chemicals	0.01
Commercial Banks	0.12
Commercial services & supplies	0.01
Consumer finance	0.36
Diversified financial services	0.29
Diversified telecommunication services	0.08
Electric utilities	0.02
Food products	0.00	(2)
Insurance	0.01
IT services	0.01
Media	0.04
Multi-utilities	0.03
Oil, gas & consumable fuels	0.02
Personal products	0.00	(2)
Road & rail	0.03
Wireless telecommunication services	0.01
Total US corporate bonds	1.11
Asset-backed securities	0.70
Collateralized debt obligations	0.16
Commercial mortgage-backed securities	1.22
Mortgage & agency debt securities	4.45
Stripped mortgage-backed securities	0.06
US government obligations	3.85
Total US bonds	11.55
International bonds
International corporate bonds
Automobiles	0.06
Commercial Banks	0.84
Diversified telecommunication services	0.01
Foreign government bonds	6.42
Sovereign/supranational bond	0.38
Total international bonds	7.71
Total bonds	19.26
Investment companies
iShares Russell 1000 Growth Index Fund	0.01
iShares Russell 2000 Index Fund	0.38
UBS Corporate Bond Relationship Fund	2.37
UBS Emerging Markets Equity Relationship Fund	3.22
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	0.14
UBS High Yield Relationship Fund	3.04
UBS Small-Cap Equity Relationship Fund	2.68
UBS U.S. Securitized Mortgage Relationship Fund	7.12
Total investment companies	18.96
Short-term investments	0.28
Investment of cash collateral from securities loaned	3.32
Total investments	102.41
Liabilities, in excess of cash and other assets	(2.41)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

(2) Amount represents less than 0.005%.

Forward foreign currency contracts

UBS Global Allocation Fund had the following open forward foreign currency contracts as of September 30, 2007:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Canadian Dollar	22,910,000	USD	20,696,508	11/05/07	$(2,344,596)
Euro	28,680,000	JPY	4,691,029,860	11/05/07	83,503
Euro	32,975,000	JPY	5,323,022,350	11/05/07	(520,526)
Euro	462,355,000	USD	628,847,305	11/05/07	(30,999,555)
Great Britain Pound	123,380,000	USD	244,374,604	11/05/07	(7,875,806)
Japanese Yen	4,381,596,888	EUR	28,525,000	11/05/07	2,400,682
Japanese Yen	6,752,000,000	USD	59,864,591	11/05/07	831,423
South Korean Won	30,897,000,000	USD	33,398,552	11/20/07	(427,020)
United States Dollar	290,311,459	CHF	349,445,000	11/05/07	10,641,210
United States Dollar	81,065,793	EUR	59,785,000	11/05/07	4,255,972
United States Dollar	582,387,932	JPY	68,268,100,000	11/05/07	14,484,436
United States Dollar	33,373,551	KRW	30,897,000,000	11/20/07	452,021
United States Dollar	262,252,446	SEK	1,779,750,000	11/05/07	14,239,652
United States Dollar	54,802,328	SGD	82,215,000	11/05/07	682,398
United States Dollar	92,881,149	TWD	3,040,000,000	11/20/07	811,964
Net unrealized appreciation on forward foreign currency contracts					$6,715,758

Currency type abbreviations:
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Global Allocation Fund had the following open futures contracts as of September 30, 2007:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
US treasury futures sell contracts:
2 Year US Treasury Notes, 655 contracts (USD)	December 2007	$135,306,936	$135,615,703	$(308,767)

Index futures buy contracts:
Amsterdam Exchanges Index, 525 contracts (EUR)	October 2007	78,827,364	81,225,677	2,398,313
FTSE 100 Index, 998 contracts (GBP)	December 2007	127,823,653	133,122,193	5,298,540

Index futures sell contracts:
DAX Index, 198 contracts (EUR)	December 2007	55,234,793	56,146,461	(911,668)
Nikkei 225 Index, 364 contracts (JPY)	December 2007	50,004,815	53,333,217	(3,328,402)
S&P Toronto Stock Exchange 60 Index, 336 contracts (CAD)	December 2007	54,763,715	55,636,857	(873,142)
SPI 200 Index, 396 contracts (AUD)	December 2007	55,391,431	58,032,158	(2,640,727)
Net unrealized depreciation on futures contracts				$(365,853)

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at September 30, 2007 was $42,213,358.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Global Frontier Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount		Value
Bonds — 13.84%
US bonds — 6.36%
Asset-backed securities — 0.17%
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2,
5.261%, due 12/25/26 (1)		$20,065	$18,008
Ford Credit Floorplan Master Owner Trust,
Series 05-1, Class A,
5.903%, due 05/15/10 (1)		50,000	49,915
GSAMP Trust,
Series 06-S3, Class A2,
5.769%, due 05/25/36 (2),(3)		25,000	13,913
Home Equity Mortgage Trust,
Series 06-3, Class A1,
5.472%, due 09/25/36 (1)		26,272	24,515
Series 06-5, Class A1,
5.500%, due 01/25/37(3)		34,153	31,271
Indymac Seconds Asset Backed Trust,
Series 06-A, Class A,
5.261%, due 06/25/36 (1)		14,599	11,989
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
6.231%, due 10/25/27 (1)		34,404	34,364
Total asset-backed securities
(cost $181,691)			183,975

Mortgage & agency debt securities — 1.08%
Federal Home Loan Mortgage Corp.,
5.750%, due 09/15/10	EUR	70,000	103,353
Federal National Mortgage Association,
6.000%, due 08/22/16		$1,030,000	1,041,108
Total mortgage & agency debt securities
(cost $1,137,190)			1,144,461

US government obligations — 5.11%
US Treasury Notes,
4.625%, due 07/31/12		200,000	203,484
4.625%, due 11/15/16		5,035,000	5,059,782
4.875%, due 06/30/12		170,000	174,755
Total US government obligations
(cost $5,466,751)			5,438,021

Total US bonds (cost $6,785,632)			6,766,457

International bonds — 7.48%
International corporate bonds — 1.15%
Germany — 1.07%
Kreditanstalt fuer Wiederaufbau,
1.350%, due 01/20/14	JPY	60,000,000	521,148
4.625%, due 10/12/12	EUR	160,000	230,518
4.750%, due 12/07/10	GBP	70,000	140,202
5.000%, due 07/04/11	EUR	100,000	145,808
5.500%, due 12/07/15	GBP	50,000	102,197
			1,139,873
Netherlands — 0.08%
Rabobank Nederland,
4.125%, due 04/04/12	EUR	60,000	83,834

Total international corporate bonds
(cost $1,192,803)			1,223,707

UBS Global Frontier Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount		Value
Bonds — (continued)
Foreign government bonds — 5.95%
Canada — 0.24%
Government of Canada,
6.000%, due 06/01/11	CAD	235,000	$250,549

France — 1.36%
French Treasury Note,
3.000%, due 07/12/08	EUR	780,000	1,102,832
Government of France,
3.750%, due 04/25/21		125,000	164,082
4.750%, due 04/25/35		40,000	57,840
5.500%, due 04/25/29		80,000	126,811
			1,451,565
Germany — 2.26%
Bundesschatzanweisungen,
2.750%, due 12/14/07	EUR	105,000	149,323
Deutsche Bundesrepublik,
3.750%, due 07/04/13		230,000	320,468
4.000%, due 01/04/37		175,000	226,306
4.500%, due 07/04/09		480,000	689,090
4.750%, due 07/04/34		90,000	131,083
5.250%, due 07/04/10		50,000	73,376
6.250%, due 01/04/24		185,000	314,490
6.500%, due 07/04/27		280,000	496,312
			2,400,448
Italy — 0.32%
Republic of Italy,
5.250%, due 08/01/11	EUR	230,000	339,526

Japan — 0.62%
Government of Japan,
0.300%, due 03/20/08	JPY	19,000,000	164,809
1.500%, due 03/20/14		44,000,000	386,774
Japanese Government CPI Linked Bond,
1.200%, due 06/10/17		12,060,000	104,174
			655,757
Netherlands — 0.26%
Government of Netherlands,
4.000%, due 01/15/37	EUR	100,000	128,093
5.000%, due 07/15/11		100,000	146,616
			274,709
Poland — 0.18%
Poland Government Bond,
5.750%, due 09/23/22	PLN	520,000	196,375

Sweden — 0.09%
Government of Sweden,
6.750%, due 05/05/14	SEK	560,000	98,998

UBS Global Frontier Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount		Value
Bonds — (continued)
Foreign government bonds — (continued)
United Kingdom — 0.62%
UK Gilts,
4.750%, due 09/07/15	GBP	280,000	$562,614
5.000%, due 03/07/08		30,000	61,309
8.000%, due 06/07/21		15,000	39,811
			663,734
Total foreign government bonds
(cost $6,133,608)			6,331,661

Sovereign/supranational bonds — 0.38%
European Investment Bank,
5.375%, due 10/15/12	EUR	50,000	74,469
5.750%, due 09/15/09	AUD	170,000	147,942
6.125%, due 05/21/10		80,000	69,793
6.250%, due 04/15/14	GBP	50,000	106,318
Total sovereign/supranational bonds
(cost $388,925)			398,522

Total international bonds
(cost $7,715,336)			7,953,890

Total bonds
(cost $86,103,112)			14,720,347

	Shares
Investment companies — 83.25%
iShares MSCI Emerging Markets Index Fund	19,700	2,944,165
UBS Corporate Bond Relationship Fund(4)	274,730	3,322,916
UBS High Yield Relationship Fund(4)	126,579	2,792,313
UBS International Equity Relationship Fund(4)	828,582	17,505,525
UBS U.S. Large Cap Equity Relationship Fund(4)	1,935,028	42,584,550
UBS U.S. Large Cap Growth Equity Relationship Fund(4)	550,879	7,037,642
UBS U.S. Securitized Mortgage Relationship Fund(4)	986,440	12,393,832
(cost $86,103,112)		88,580,943

Short-term investments — 1.45%
Investment company — 0.97%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(4),(5)
(cost $1,034,540)	1,034,540	1,034,540

UBS Global Frontier Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face Amount	Value
Bonds — (continued)
US government obligations — 0.48%
US Treasury Bills,
4.53%, due on 12/20/07(6),(7)
(cost $507,998)	$513,000	508,807

Total short-term investments
(cost $1,542,538)		1,543,347
Total investments — 98.54%
(cost $102,146,618)		104,844,637
Cash and other assets, less liabilities — 1.46%		1,556,672
Net assets — 100.00%		$106,401,309

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $102,146,618; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,884,393
Gross unrealized depreciation	(186,374)
Net unrealized appreciation	$2,698,019

(1)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(2)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $13,913 or 0.01% of net assets.
(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(4)	Investment in affiliated mutual fund.
(5)	The rate shown reflects the yield at September 30, 2007.
(6)	The rate shown is the effective yield at the date of purchase.
(7)	This security was delivered to cover margin requirements for futures contracts.

GSAMP	Goldman Sachs Mortgage Securities Corp.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona

UBS Global Frontier Fund — Portfolio of investments

September 30, 2007 (unaudited)

Forward foreign currency contracts

UBS Global Frontier Fund had the following open forward foreign currency contracts as of September 30, 2007:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Canadian Dollar	475,000	USD	449,330	11/05/07	$(28,388)
Euro	275,000	JPY	44,392,150	11/05/07	(4,341)
Euro	6,405,000	USD	8,829,220	11/05/07	(311,633)
Great Britain Pound	1,515,000	USD	3,069,234	11/05/07	(28,184)
Japanese Yen	62,210,228	EUR	405,000	11/05/07	34,085
South Korean Won	220,000,000	USD	237,812	11/20/07	(3,041)
United States Dollar	5,064,494	CHF	6,040,000	11/05/07	137,338
United States Dollar	364,859	EUR	270,000	11/05/07	20,470
United States Dollar	8,584,964	JPY	1,004,500,000	11/05/07	197,444
United States Dollar	934,530	JPY	105,200,000	11/05/07	(14,760)
United States Dollar	237,634	KRW	220,000,000	11/20/07	3,219
United States Dollar	4,017,450	SEK	26,950,000	11/05/07	169,353
United States Dollar	465,859	SGD	700,000	11/05/07	6,552
United States Dollar	1,390,162	TWD	62,400,000	11/20/07	19,958
Net unrealized appreciation on forward currency contracts					$198,072

Currency type abbreviations:
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwanese Dollar
USD	United States Dollar

Futures contracts

UBS Global Frontier Fund had the following open futures contracts as of September 30, 2007:

	Expiration dates	Cost/ proceeds	Value	Unrealized appreciation/ (depreciation)
Index futures buy contracts:

Amsterdam Exchange Futures, 9 contracts (EUR)	October 2007	$1,351,326	$1,392,440	$41,114
FTSE 100 Index, 17 contracts (GBP)	December 2007	2,177,338	2,267,613	90,275
Russell 2000 Index, 6 contracts (USD)	December 2007	2,350,821	2,439,600	88,779

Index futures sell contracts:

DAX Index, 7 contracts (EUR)	December 2007	836,891	850,704	(13,813)
Nikkei 225 Index, 6 contracts (JPY)	December 2007	824,244	879,119	(54,875)
SPI 200 Index, 7 contracts (AUD)	December 2007	979,141	1,025,821	(46,680)
S&P Toronto Stock Exchange 60 Index, 6 contracts (CAD)	December 2007	977,923	993,515	(15,592)
S&P 500 Index, 7 contracts (USD)	December 2007	2,606,163	2,691,675	(85,512)
Net unrealized appreciation on futures contracts				$3,696

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at September 30, 2007 was $512,402.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Global Frontier Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Bonds
US bonds
Asset-backed securities	0.17%
Mortgage & agency debt securities	1.08
US government obligations	5.11
Total US bonds	6.36
International bonds
International corporate bonds	1.15
Foreign government bonds	5.95
Sovereign/supranational bonds	0.38
Total international bonds	7.48
Total bonds	13.84
Investment companies
iShares MSCI Emerging Markets Index Fund	2.77
UBS Corporate Bond Relationship Fund	3.12
UBS High Yield Relationship Fund	2.62
UBS International Equity Relationship Fund	16.45
UBS U.S. Large Cap Equity Relationship Fund	40.02
UBS U.S. Large Cap Growth Equity Relationship Fund	6.62
UBS U.S. Securitized Mortgage Relationship Fund	11.65
Total investment companies	83.25
Short-term investments	1.45
Total investments	98.54
Cash and other assets, less liabilities	1.46
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Frontier Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 91.05%
US equities — 50.44%
Allergan, Inc.	79,900	$5,151,153
Amazon.com, Inc.*	44,900	4,182,435
American Electric Power Co., Inc.	36,500	1,681,920
Analog Devices, Inc.	84,900	3,069,984
Anheuser-Busch Cos., Inc.	136,900	6,843,631
AT&T, Inc.	54,600	2,310,126
Bank of New York Mellon Corp.	101,701	4,489,082
BEA Systems, Inc.*	90,800	1,259,396
Bristol-Myers Squibb Co.	29,200	841,544
Burlington Northern Santa Fe Corp.	59,700	4,845,849
Carnival Corp.	96,900	4,692,867
Cephalon, Inc.*	19,800	1,446,588
Chico’s FAS, Inc.*	44,700	628,035
Citigroup, Inc.	202,600	9,455,342
Coach, Inc.*	26,800	1,266,836
Constellation Brands, Inc., Class A*	48,000	1,162,080
Costco Wholesale Corp.	54,100	3,320,117
Dell, Inc.*	108,100	2,983,560
Discover Financial Services*	41,350	860,080
eBay, Inc.*	31,100	1,213,522
ENSCO International, Inc.	18,500	1,037,850
EOG Resources, Inc.	20,300	1,468,299
Estee Lauder Cos., Inc.	12,400	526,504
Exelon Corp.	54,300	4,092,048
FedEx Corp.	31,600	3,310,100
Fifth Third Bancorp	105,600	3,577,728
Fortune Brands, Inc.	25,900	2,110,591
Freddie Mac	29,500	1,740,795
General Electric Co.	184,200	7,625,880
Genzyme Corp.*	44,300	2,744,828
GlobalSantaFe Corp.	21,400	1,626,828
Halliburton Co.	58,700	2,254,080
Hartford Financial Services Group, Inc.	17,300	1,601,115
Illinois Tool Works, Inc.	115,600	6,894,384
Intel Corp.	238,700	6,172,782
Intuit, Inc.*	37,200	1,127,160
Johnson & Johnson	27,402	1,800,311
Johnson Controls, Inc.	32,800	3,874,008
JPMorgan Chase & Co.	43,500	1,993,170
Linear Technology Corp.	41,400	1,448,586
Masco Corp.	128,200	2,970,394
McAfee, Inc.*	32,400	1,129,788
McGraw-Hill Cos., Inc.	33,100	1,685,121
Medco Health Solutions, Inc.*	25,200	2,277,828
Medtronic, Inc.	27,100	1,528,711
Merck & Co., Inc.	97,900	5,060,451
Microsoft Corp.	230,000	6,775,800
Morgan Stanley	82,000	5,166,000
National Semiconductor Corp.	48,400	1,312,608
News Corp., Class A	67,300	1,479,927
NiSource, Inc.	79,900	1,529,286
Northeast Utilities	37,400	1,068,518
Northrop Grumman Corp.	25,900	2,020,200
Omnicom Group, Inc.	38,600	1,856,274
PACCAR, Inc.	18,200	1,551,550
Peabody Energy Corp.	12,700	607,949
Pepco Holdings, Inc.	51,800	1,402,744
PNC Financial Services Group, Inc.	43,000	2,928,300
Procter & Gamble Co.	23,900	1,681,126
R.H. Donnelley Corp.*	20,000	1,120,400
Red Hat, Inc.*	48,600	965,682
Sempra Energy	52,400	3,045,488
Sprint Nextel Corp.	280,453	5,328,607
Symantec Corp.*	175,065	3,392,760
SYSCO Corp.	121,800	4,334,862
UnitedHealth Group, Inc.	20,700	1,002,501
Viacom, Inc., Class B*	42,900	1,671,813
Wells Fargo & Co.	216,500	7,711,730
Wyeth	106,700	4,753,485
Xilinx, Inc.	121,000	3,162,940
Yahoo!, Inc.*	87,400	2,345,816
Total US equities (cost $151,122,093)		201,599,853

UBS Global Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — (continued)
International equities — 40.61%
Australia — 1.69%
National Australia Bank Ltd.	63,453	2,235,872
QBE Insurance Group Ltd.	150,745	4,521,209
		6,757,081
Austria — 0.59%
Telekom Austria AG	90,449	2,366,705

Canada — 1.92%
Canadian Pacific Railway Ltd.	56,500	3,976,273
Jean Coutu Group, Inc., Class A	86,100	1,146,961
Magna International, Inc., Class A	10,100	974,308
Suncor Energy, Inc.	16,800	1,595,464
		7,693,006
Finland — 0.36%
Stora Enso Oyj, Class R	73,540	1,432,447

France — 4.90%
AXA SA	124,495	5,570,692
France Telecom SA	147,208	4,930,815
Technip SA	7,231	646,502
Total SA	103,604	8,423,800
		19,571,809
Germany — 2.40%
Allianz SE	19,277	4,503,915
DaimlerChrysler AG	25,574	2,576,046
Rhoen-Klinikum AG	17,136	548,568
Siemens AG	7,865	1,081,360
United Internet AG	39,229	883,270
		9,593,159
Hong Kong — 0.49%
Esprit Holdings Ltd.	122,200	1,941,342

Ireland — 0.96%
Bank of Ireland	206,605	3,829,909

Italy — 1.02%
Intesa Sanpaolo SpA	452,217	3,491,802
Snam Rete Gas SpA	92,550	575,727
		4,067,529
Japan — 8.78%
Advantest Corp.	19,000	592,173
Aiful Corp.	30,650	480,303
Canon, Inc.	32,700	1,784,956
Funai Electric Co., Ltd.	3,700	161,059
Honda Motor Co., Ltd.	55,100	1,851,617
Hoya Corp.	21,700	740,556
Japan Tobacco, Inc.	410	2,252,296
JFE Holdings, Inc.	23,700	1,679,520
Keyence Corp.	6,100	1,354,198
Komatsu Ltd.	41,200	1,384,512
Mitsui Sumitomo Insurance Co., Ltd.	93,000	1,092,213
Nippon Steel Corp.	155,000	1,115,962
Nissan Motor Co., Ltd.	161,100	1,614,296
Nitto Denko Corp.	20,800	966,979
Nomura Holdings, Inc.	116,600	1,955,092
NTN Corp.	144,000	1,284,987
NTT DoCoMo, Inc.	2,556	3,649,362
Ricoh Co., Ltd.	86,000	1,819,353
Shin-Etsu Chemical Co., Ltd.	7,300	504,610
Sompo Japan Insurance, Inc.	120,000	1,376,921
Sony Corp.	15,800	766,169
Sumitomo Electric Industries Ltd.	33,500	533,714
Sumitomo Metal Industries Ltd.	268,000	1,563,226
Sumitomo Mitsui Financial Group, Inc.	148	1,153,180
Takefuji Corp.	22,360	443,832
Toyota Motor Corp.	39,400	2,325,617
West Japan Railway Co.	136	648,831
		35,095,534
Jersey (Channel Islands) — 0.32%
Experian Group Ltd.	117,685	1,244,851

UBS Global Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — (continued)
Netherlands — 2.24%
Arcelor Mittal	10,365	818,663
Aegon NV	148,668	2,847,068
ASML Holding NV*	56,636	1,877,672
ING Groep NV CVA	35,314	1,567,582
Reed Elsevier NV	98,995	1,880,277
		8,991,262
Norway — 0.49%
Statoil ASA	58,050	1,978,518

Spain — 0.85%
Banco Bilbao Vizcaya Argentaria SA	49,395	1,157,948
Banco Santander SA	114,832	2,231,840
		3,389,788
Sweden — 0.94%
Svenska Cellulosa AB, Class B	100,500	1,875,378
Telefonaktiebolaget LM Ericsson, Class B	469,000	1,877,718
		3,753,096
Switzerland — 3.13%
Givaudan AG	640	591,488
Holcim Ltd.	12,227	1,350,562
Lonza Group AG	6,137	669,443
Novartis AG	53,642	2,960,274
Roche Holding AG	38,272	6,939,420
		12,511,187
United Kingdom — 9.53%
Associated British Foods PLC	59,824	979,811
Barclays PLC	384,519	4,684,953
BP PLC	734,299	8,525,982
British Sky Broadcasting Group PLC	127,864	1,818,188
Home Retail Group PLC	61,373	468,059
HSBC Holdings PLC	90,522	1,675,206
Kingfisher PLC	195,848	716,460
Prudential PLC	202,880	3,119,420
Rentokil Initial PLC	283,727	968,864
Rio Tinto PLC	39,306	3,400,161
Royal Bank of Scotland Group PLC	277,290	2,978,510
Tullow Oil PLC	207,962	2,535,922
Vodafone Group PLC	1,726,811	6,235,843
		38,107,379
Total international equities (cost $115,275,415)		162,324,602

Total equities (cost $266,397,508)		363,924,455

Investment companies — 8.35%
UBS Emerging Markets Equity Completion Relationship Fund(1)	1,728,068	28,676,595
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund(1)	230,000	2,420,658
UBS U.S. Smaller Cap Equity Completion Relationship Fund(1)	220,000	2,292,752
(cost $20,800,000)		33,390,005

Number of
warrants
Warrants — 0.00%(2)
Alcatel-Lucent, expires 12/10/07* (cost $0)	1,067	12

	Shares
Short-term investment — 0.19%
Other — 0.19%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27% (1),(3) (cost $745,706)	745,706	745,706

Total investments — 99.59% (cost $287,943,214)		398,060,178
Cash and other assets, less liabilities — 0.41%		1,628,894

Net assets — 100.00%		$399,689,072

UBS Global Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $287,943,214; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$115,491,479
Gross unrealized depreciation	(5,374,515)
Net unrealized appreciation	$110,116,964

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	Amount represents less than 0.005%.
(3)	The rate shown reflects the yield at September 30, 2007.
CVA	Dutch certification—depositary certificate

Forward foreign currency contracts

UBS Global Equity Fund had the following open forward foreign currency contracts as of September 30, 2007:

					Unrealized
	Contracts	In exchange		Maturity	appreciation/
	to deliver	for		date	(depreciation)
Australian Dollar	3,705,000	USD	3,055,791	11/05/07	$(226,900)
Canadian Dollar	8,095,000	USD	7,782,659	11/05/07	(358,666)
Euro	5,760,000	JPY	942,131,520	11/05/07	16,771
Euro	7,550,000	JPY	1,218,766,300	11/05/07	(119,180)
Euro	20,305,000	USD	27,521,803	11/05/07	(1,456,342)
Great Britain Pound	13,090,000	USD	25,837,435	11/05/07	(925,070)
Japanese Yen	1,020,708,548	EUR	6,645,000	11/05/07	559,247
Japanese Yen	1,497,900,000	USD	12,851,364	11/05/07	(244,871)
Japanese Yen	250,100,000	USD	2,195,323	11/05/07	8,683
Swedish Krona	18,690,000	USD	2,799,287	11/05/07	(104,289)
Swiss Franc	7,800,000	USD	6,565,752	11/05/07	(151,846)
United States Dollar	443,207	CAD	465,000	11/05/07	24,454
United States Dollar	33,762,846	CHF	40,640,000	11/05/07	1,237,559
United States Dollar	4,810,784	EUR	3,475,000	11/05/07	148,539
United States Dollar	3,232,698	GBP	1,595,000	11/05/07	28,279
United States Dollar	2,193,504	HKD	17,075,000	11/05/07	2,648
United States Dollar	42,368,426	JPY	4,977,700,000	11/05/07	1,151,923
United States Dollar	23,726,866	SEK	161,020,000	11/05/07	1,288,309
United States Dollar	6,879,037	SGD	10,320,000	11/05/07	85,658
Net unrealized appreciation on forward foreign currency contracts					$964,906

Currency type abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS Global Equity Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Equities
US equities
Aerospace & defense	0.51%
Air freight & logistics	0.83
Auto components	0.97
Beverages	2.00
Biotechnology	1.05
Building products	0.74
Capital markets	2.42
Commercial banks	3.56
Computers & peripherals	0.75
Consumer finance	0.22
Diversified financial services	2.86
Diversified telecommunication services	0.58
Electric utilities	2.06
Energy equipment & services	1.23
Food & staples retailing	1.92
Health care equipment & supplies	0.38
Health care providers & services	0.82
Hotels, restaurants & leisure	1.17
Household durables	0.53
Household products	0.42
Industrial conglomerates	1.91
Insurance	0.40
Internet & catalog retail	1.05
Internet software & services	0.89
Machinery	2.11
Media	1.95
Multi-utilities	1.14
Oil, gas & consumable fuels	0.52
Personal products	0.13
Pharmaceuticals	4.41
Road & rail	1.21
Semiconductors & semiconductor equipment	3.79
Software	3.67
Specialty retail	0.16
Textiles, apparel & luxury goods	0.32
Thrifts & mortgage finance	0.44
Wireless telecommunication services	1.32
Total US equities	50.44

International equities
Auto components	0.24
Automobiles	2.09
Capital markets	0.49
Chemicals	0.68
Commercial banks	5.86
Commercial services & supplies	0.55

UBS Global Equity Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Communications equipment	0.47
Construction materials	0.34
Consumer finance	0.23
Diversified financial services	0.39
Diversified telecommunication services	1.83
Electrical equipment	0.13
Electronic equipment & instruments	0.52
Energy equipment & services	0.16
Food & staples retailing	0.29
Food products	0.25
Gas utilities	0.14
Health care providers & services	0.14
Household durables	0.23
Industrial conglomerates	0.27
Insurance	5.76
Internet & catalog retail	0.12
Internet software & services	0.22
Machinery	0.67
Media	0.93
Metals & mining	2.15
Office electronics	0.90
Oil, gas & consumable fuels	5.77
Paper & forest products	0.83
Pharmaceuticals	2.48
Road & rail	1.16
Semiconductors & semiconductor equipment	0.62
Specialty retail	0.66
Tobacco	0.56
Wireless telecommunication services	2.48
Total international equities	40.61

Total equities	91.05

Investment companies
UBS Emerging Markets Equity Completion Relationship Fund	7.17
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	0.61
UBS U.S. Smaller Cap Equity Completion Relationship Fund	0.57
Total investment companies	8.35
Warrants	0.00	(2)
Short-term investment	0.19
Total investments	99.59
Cash and other assets, less liabilities	0.41
Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS Global Equity Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

(2)	Amount represents less than 0.005%.

UBS International Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
International equities — 87.85%
Australia — 3.14%
National Australia Bank Ltd.	45,536	$1,604,537
Qantas Airways Ltd.	429,659	2,127,419
QBE Insurance Group Ltd.	95,428	2,862,118
		6,594,074
Austria — 0.44%
Telekom Austria AG	35,582	931,045

Belgium — 0.52%
KBC Groep NV	7,951	1,093,864

Canada — 4.11%
Alcan, Inc.	17,840	1,779,785
Canadian National Railway Co.	19,900	1,135,599
Canadian Pacific Railway Ltd.	15,300	1,076,761
Cott Corp.*(1)	25,300	200,945
Magna International, Inc., Class A	7,800	752,436
Manulife Financial Corp.(1)	25,900	1,067,872
Toronto-Dominion Bank(1)	34,200	2,623,496
		8,636,894
Denmark — 0.60%
Novo-Nordisk A/S, Class B	10,400	1,255,265

Finland — 1.79%
Nokia Oyj	47,143	1,792,180
Stora Enso Oyj, Class R	101,397	1,975,059
		3,767,239
France — 7.23%
AXA SA	77,009	3,445,869
Compagnie Generale des Etablissements Michelin, Class B	12,144	1,632,622
France Telecom SA	128,635	4,308,702
Sanofi-Aventis(1)	4,402	372,730
Total SA	66,997	5,447,370
		15,207,293
Germany — 8.64%
Allianz SE	17,767	4,151,116
DaimlerChrysler AG	16,600	1,672,103
Deutsche Postbank AG	10,255	752,944
E.ON AG	8,797	1,626,466
Henkel KGaA, Preference Shares	25,770	1,326,190
IKB Deutsche Industriebank AG*(1)	9,621	191,930
MAN AG	8,125	1,182,335
Metro AG	14,175	1,280,281
SAP AG	31,538	1,846,085
Siemens AG	30,162	4,146,976
		18,176,426
Greece — 1.04%
Alpha Bank AE	40,144	1,399,027
National Bank of Greece SA	12,514	797,642
		2,196,669
Hong Kong — 1.45%
Esprit Holdings Ltd.	93,000	1,477,453
Sun Hung Kai Properties Ltd.	68,000	1,145,893
Yue Yuen Industrial Holdings Ltd.	145,000	433,666
		3,057,012
Ireland — 1.90%
Bank of Ireland	99,546	1,845,319
CRH PLC	26,686	1,059,773
Irish Life & Permanent PLC	33,204	736,250
Smurfit Kappa PLC*	14,893	344,246
		3,985,588
Italy — 3.01%
Fiat SpA	38,425	1,162,141
Intesa Sanpaolo SpA	480,051	3,706,723
UniCredito Italiano SpA	172,017	1,471,726
		6,340,590
Japan — 15.40%
Aeon Co., Ltd.	40,400	570,837
Asahi Breweries Ltd.	71,300	1,086,275
Bank of Yokohama Ltd.	118,000	814,643
Bridgestone Corp.	47,200	1,043,730
Canon, Inc.,	33,700	1,839,542
East Japan Railway Co.	85	670,439

UBS International Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
International equities — (continued)
Japan — (continued)
Fast Retailing Co., Ltd.	6,500	375,180
Funai Electric Co., Ltd.	5,900	256,823
Honda Motor Co., Ltd.	53,100	1,784,408
Hoya Corp.(1)	41,600	1,419,684
Japan Tobacco, Inc.	256	1,406,312
JFE Holdings, Inc.	9,800	694,485
KDDI Corp.	95	704,653
Kubota Corp.	95,000	782,397
Mitsubishi Corp.	68,800	2,180,229
Mitsui Fudosan Co., Ltd.	30,000	833,152
Mitsui OSK Lines Ltd.	39,000	631,863
Mitsui Sumitomo Insurance Co., Ltd.	109,000	1,280,120
Nitto Denko Corp.	25,600	1,190,128
NOK Corp.	25,300	541,836
Nomura Holdings, Inc.	43,100	722,680
NTN Corp.	71,000	633,570
NTT DoCoMo, Inc.	631	900,918
Rohm Co., Ltd.	13,800	1,219,431
Shin-Etsu Chemical Co., Ltd.	20,100	1,389,405
SMC Corp.	5,000	684,717
Sompo Japan Insurance, Inc.	59,000	676,986
Sumitomo Mitsui Financial Group, Inc.	212	1,651,852
Sumitomo Trust & Banking Co., Ltd.	113,000	854,890
Taiheiyo Cement Corp.	600	2,283
Tokyo Gas Co., Ltd.	144,000	670,700
Toyota Motor Corp.	34,700	2,048,196
Yamada Denki Co., Ltd.	8,460	837,420
		32,399,784
Jersey (Channel Islands) — 0.43%
Experian Group Ltd.	86,080	910,539

Netherlands — 5.82%
ABN AMRO Holding NV	56,316	2,967,225
ASML Holding NV*	54,721	1,814,184
ING Groep NV CVA	37,493	1,664,308
Koninklijke Philips Electronics NV	19,197	866,386
Reed Elsevier NV	64,680	1,228,510
Royal KPN NV	95,989	1,665,775
STMicroelectronics NV	52,676	885,586
TNT NV	27,193	1,140,010
		12,231,984
Norway — 1.48%
Statoil ASA(1)	63,950	2,179,608
Telenor ASA*	47,000	941,526
		3,121,134
Spain — 2.06%
Banco Santander SA	222,813	4,330,526

Sweden — 1.66%
Sandvik AB	86,700	1,860,039
Telefonaktiebolaget LM Ericsson, Class B	410,000	1,641,501
		3,501,540
Switzerland — 8.14%
Clariant AG*	35,004	430,240
Credit Suisse Group	51,739	3,435,194
Holcim Ltd.	11,082	1,224,089
Nestle SA	4,610	2,070,887
Novartis AG	74,885	4,132,584
Roche Holding AG	27,515	4,988,977
Straumann Holding AG	2,954	829,683
		17,111,654

UBS International Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
International equities — (continued)
United Kingdom — 18.99%
Associated British Foods PLC	31,237	511,607
AstraZeneca PLC	23,579	1,181,462
Balfour Beatty PLC	56,994	553,313
Barclays PLC	250,691	3,054,402
BP PLC	524,225	6,086,803
British Sky Broadcasting Group PLC	85,764	1,219,538
Cadbury Schweppes PLC	62,543	725,550
Carnival PLC	24,518	1,170,824
Diageo PLC	99,671	2,190,175
GlaxoSmithKline PLC	25,673	681,275
Home Retail Group PLC	39,055	297,852
Kesa Electricals PLC	122,684	690,909
Kingfisher PLC	260,564	953,208
Prudential PLC	180,320	2,772,544
Rentokil Initial PLC	128,953	440,345
Rio Tinto PLC	19,461	1,683,471
Royal Bank of Scotland Group PLC	251,400	2,700,413
Scottish & Southern Energy PLC	38,038	1,175,947
Standard Chartered PLC	37,416	1,224,850
Tesco PLC	192,515	1,730,143
Vodafone Group PLC	1,918,708	6,928,819
Wolseley PLC	69,732	1,179,181
WPP Group PLC	58,180	788,020
		39,940,651
Total international equities (cost $122,080,890)		184,789,771

Investment companies — 9.65%
iShares MSCI EAFE Index Fund	43,500	3,592,665
UBS Emerging Markets Equity Completion Relationship Fund(2)	847,434	14,062,834
UBS Global ex-U.S. Smaller Cap Equity Completion Relationship Fund(2)	250,000	2,631,150
Total investment companies (cost $14,355,291)		20,286,649

Short-term investment — 0.82%
Other — 0.82%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(2),(3) (cost $1,732,123)	1,732,123	1,732,123

Investment of cash collateral from securities loaned — 3.39%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(2),(3) (cost $7,128,726)	7,128,726	7,128,726

Total investments — 101.71% (cost $145,297,030)		213,937,269
Liabilities, in excess of cash and other assets — (1.71)%		(3,588,284)
Net assets — 100.00%		$210,348,985

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $145,297,030; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$70,682,673
Gross unrealized depreciation	(2,042,434)
Net unrealized appreciation	$68,640,239

*	Non-inome producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2007.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2007
CVA	Dutch certification — depositary certificate

Preference shares — A special type of common stock that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

UBS International Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

Forward foreign currency contracts

UBS International Equity Fund had the following open forward foreign currency contracts as of September 30, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		date	(depreciation)
Australian Dollar	4,400,000	USD	3,655,342	11/05/07	$(243,131)
Canadian Dollar	4,160,000	USD	3,999,489	11/05/07	(184,317)
Euro	2,735,000	JPY	447,348,908	11/05/07	7,963
Euro	3,820,000	JPY	616,647,320	11/05/07	(60,301)
Euro	19,195,000	USD	26,017,287	11/05/07	(1,376,730)
Great Britain Pound	5,895,000	USD	11,635,728	11/05/07	(416,600)
Japanese Yen	504,594,068	EUR	3,285,000	11/05/07	276,468
Japanese Yen	264,700,000	USD	2,253,359	11/05/07	(60,930)
Norwegian Krone	7,320,000	USD	1,212,169	11/05/07	(145,234)
Swedish Krona	8,360,000	USD	1,252,116	11/05/07	(46,648)
United States Dollar	9,558,161	CHF	11,505,000	11/05/07	350,295
United States Dollar	1,064,825	DKK	5,860,000	11/05/07	56,999
United States Dollar	2,916,548	EUR	2,110,000	11/05/07	94,725
United States Dollar	981,873	HKD	7,670,000	11/05/07	4,627
United States Dollar	19,392,419	JPY	2,279,200,000	11/05/07	534,773
United States Dollar	999,701	JPY	113,500,000	11/05/07	(7,363)
United States Dollar	12,206,766	SEK	82,840,000	11/05/07	662,797
United States Dollar	3,929,450	SGD	5,895,000	11/05/07	48,930
Net unrealized depreciation on forward foreign currency contracts					$(503,677)

Currency type abbreviations:

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS International Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

International equities
Air freight & logistics	0.54%
Airlines	1.01
Auto components	1.89
Automobiles	3.17
Beverages	1.65
Capital markets	1.98
Chemicals	1.43
Commercial banks	15.73
Commercial services & supplies	0.64
Communications equipment	1.63
Construction & engineering	0.26
Construction materials	1.09
Containers & packaging	0.16
Diversified financial services	0.79
Diversified telecommunication services	3.73
Electric utilities	1.33
Electronic equipment & instruments	0.68
Food & staples retailing	1.70
Food products	1.57
Gas utilities	0.32
Health care equipment & supplies	0.39
Hotels, restaurants & leisure	0.56
Household durables	0.53
Household products	0.63
Industrial conglomerates	1.97
Insurance	8.08
Internet & catalog retail	0.14
Machinery	2.45
Marine	0.30
Media	1.54
Metals & mining	1.98
Office electronics	0.87
Oil, gas & consumable fuels	6.52
Paper & forest products	0.94
Pharmaceuticals	6.00
Real estate management & development	0.94
Road & rail	1.37
Semiconductors & semiconductor equipment	1.86
Software	0.88
Specialty retail	2.06
Textiles, apparel & luxury goods	0.21
Tobacco	0.67
Trading companies & distributors	1.60
Wireless telecommunication services	4.06
Total international equities	87.85

UBS International Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Investment companies
iShares MSCI EAFE Index Fund	1.71
UBS Emerging Markets Equity Completion Relationship Fund	6.69
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	1.25
Total investment companies	9.65
Short-term investment	0.82
Investment of cash collateral from securities loaned	3.39
Total investments	101.71
Liabilities, in excess of cash and other assets	(1.71)
Net assets	100.00%

(1)  Figures represent the industry breakdown of direct investments of the UBS International Equity Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS U.S. Equity Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 119.70%
Air freight & logistics — 2.76%
FedEx Corp.(1)	61,100	$6,400,225

Auto components — 5.22%
BorgWarner, Inc.(1)	56,700	5,189,751
Johnson Controls, Inc.(1)	58,500	6,909,435
		12,099,186
Automobiles — 0.61%
Harley-Davidson, Inc.(1)	30,600	1,414,026

Beverages — 1.58%
Anheuser-Busch Cos., Inc.(1)	32,100	1,604,679
Constellation Brands, Inc., Class A*(1)	84,400	2,043,324
		3,648,003
Biotechnology — 3.74%
Amgen, Inc.*(1)	14,300	808,951
Cephalon, Inc.*(1)	13,300	971,698
Genzyme Corp.*(1)	73,800	4,572,648
Millennium Pharmaceuticals, Inc.*(1)	227,100	2,305,065
		8,658,362
Building products — 1.64%
Masco Corp.(1)	163,600	3,790,612

Capital markets — 7.84%
Bank of New York Mellon Corp.(1)	192,606	8,501,629
Blackstone Group LP*(1)	33,154	831,502
Morgan Stanley(1)	140,200	8,832,600
		18,165,731
Commercial banks — 8.36%
City National Corp.(1)	20,400	1,418,004
Fifth Third Bancorp(1)	139,100	4,712,708
PNC Financial Services Group, Inc.(1)	37,100	2,526,510
Wells Fargo & Co.(1)	300,700	10,710,934
		19,368,156
Computers & peripherals — 0.96%
Dell, Inc.*(1)	80,300	2,216,280

Consumer finance — 0.69%
Discover Financial Services*(1)	76,750	1,596,400

Diversified financial services — 7.16%
Citigroup, Inc.(1)	213,000	9,940,710
JPMorgan Chase & Co.(1)	144,900	6,639,318
		16,580,028
Diversified telecommunication services — 2.40%
AT&T, Inc.(1)	131,600	5,567,996

Electric utilities — 3.48%
American Electric Power Co., Inc.(1)	46,800	2,156,544
Exelon Corp.(1)	51,900	3,911,184
Pepco Holdings, Inc.(1)	73,900	2,001,212
		8,068,940
Energy equipment & services — 1.63%
Halliburton Co.(1)	98,200	3,770,880

Food & staples retailing — 3.21%
Costco Wholesale Corp.(1)	61,700	3,786,529
SYSCO Corp.(1)	102,700	3,655,093
		7,441,622
Health care equipment & supplies — 1.03%
Medtronic, Inc.(1)	42,100	2,374,861

Health care providers & services — 2.39%
Medco Health Solutions, Inc.*(1)	35,200	3,181,728
UnitedHealth Group, Inc.	48,800	2,363,384
		5,545,112
Hotels, restaurants & leisure — 2.94%
Carnival Corp.(1)	140,800	6,818,944

Household durables — 1.14%
Fortune Brands, Inc.(1)	32,500	2,648,425

Industrial conglomerates — 3.60%
General Electric Co.(1)	201,400	8,337,960

UBS U.S. Equity Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — (continued)
Insurance — 3.37%
Aflac, Inc.(1)	62,000	3,536,480
Hartford Financial Services Group, Inc.(1)	46,200	4,275,810
		7,812,290
Internet & catalog retail — 0.83%
Amazon.com, Inc.*	20,500	1,909,575

Internet software & services — 2.01%
Google, Inc., Class A*	3,300	1,871,991
Yahoo!, Inc.*(1)	104,100	2,794,044
		4,666,035
Life sciences tools & services — 0.70%
Millipore Corp.*	8,900	674,620
Pharmaceutical Product Development, Inc.	26,400	935,616
		1,610,236
Machinery — 3.59%
Illinois Tool Works, Inc.(1)	97,800	5,832,792
PACCAR, Inc.(1)	29,200	2,489,300
		8,322,092
Media — 5.99%
Comcast Corp., Class A*	99,500	2,405,910
McGraw-Hill Cos., Inc.(1)	47,600	2,423,316
News Corp., Class A(1)	134,200	2,951,058
Omnicom Group, Inc.(1)	79,300	3,813,537
Viacom, Inc., Class B*(1)	58,400	2,275,848
		13,869,669
Multi-utilities — 1.65%
Sempra Energy(1)	65,700	3,818,484

Multiline retail — 0.92%
Target Corp.(1)	33,500	2,129,595

Oil, gas & consumable fuels — 5.14%
ConocoPhillips(1)	74,900	6,573,973
EOG Resources, Inc.(1)	29,400	2,126,502
Peabody Energy Corp.	38,500	1,842,995
Sunoco, Inc.(1)	19,200	1,358,976
		11,902,446
Pharmaceuticals — 9.71%
Allergan, Inc.(1)	78,400	5,054,448
Bristol-Myers Squibb Co.(1)	59,900	1,726,318
Johnson & Johnson(1)	57,300	3,764,610
Merck & Co., Inc.(1)	95,400	4,931,226
Schering-Plough Corp.	47,600	1,505,588
Wyeth(1)	123,800	5,515,290
		22,497,480
Road & rail — 2.33%
Burlington Northern Santa Fe Corp.(1)	66,300	5,381,571

Semiconductors & semiconductor equipment — 7.59%
Analog Devices, Inc.(1)	141,800	5,127,488
Intel Corp.(1)	297,600	7,695,936
Linear Technology Corp.(1)	64,000	2,239,360
Xilinx, Inc.(1)	96,300	2,517,282
		17,580,066
Software — 8.25%
BEA Systems, Inc.*(1)	113,900	1,579,793
Citrix Systems, Inc.*(1)	58,300	2,350,656
Intuit, Inc.*(1)	69,500	2,105,850
Microsoft Corp.(1)	260,900	7,686,114
Red Hat, Inc.*	40,800	810,696
Symantec Corp.*(1)	236,100	4,575,618
		19,108,727
Specialty retail — 0.42%
Chico’s FAS, Inc.*(1)	70,000	983,500

Textiles, apparel & luxury goods — 0.93%
Coach, Inc.*(1)	45,600	2,155,512

Thrifts & mortgage finance — 1.44%
Freddie Mac(1)	56,400	3,328,164

UBS U.S. Equity Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — (continued)
Wireless telecommunication services — 2.45%
Sprint Nextel Corp.(1)	299,100	5,682,900

Total equities (cost $266,272,724)		277,270,091

Investment company — 0.94%
SPDR Trust, Series 1 (cost $2,161,622)	14,300	2,181,894

Short-term investment — 0.27%
Investment company — 0.27%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(2),(3) (cost $628,101)	628,101	628,101

Total investments before investments sold short — 120.91% (cost $269,062,447)		280,080,086

Investments sold short — (21.38)%
Equities — (21.42)%
Air freight & logistics — (2.05)%
C.H. Robinson Worldwide, Inc.	(44,200)	$(2,399,618)
Expeditors International of Washington, Inc.	(49,900)	(2,360,270)
		(4,759,888)
Automobiles — (0.83)%
Ford Motor Co.	(91,900)	(780,231)
General Motors Corp.	(31,400)	(1,152,380)
		(1,932,611)
Capital markets — (1.50)%
Bear Stearns Cos., Inc.	(8,900)	(1,093,009)
Charles Schwab Corp.	(56,200)	(1,213,920)
Goldman Sachs Group, Inc.	(5,400)	(1,170,396)
		(3,477,325)
Commercial banks — (1.74)%
BB&T Corp.	(26,800)	(1,082,452)
Comerica, Inc.	(18,500)	(948,680)
KeyCorp	(32,200)	(1,041,026)
Regions Financial Corp.	(32,200)	(949,256)
		(4,021,414)
Construction materials — (0.34)%
Vulcan Materials Co.	(8,900)	(793,435)

Diversified financial services — (0.48)%
CME Group, Inc.	(1,900)	(1,115,965)

Diversified telecommunication services — (0.49)%
Qwest Communications International, Inc.	(123,400)	(1,130,344)

Food & staples retailing — (0.53)%
Walgreen Co.	(26,100)	(1,232,964)

Food products — (0.50)%
Tyson Foods, Inc., Class A	(64,900)	(1,158,465)

Health care providers & services — (1.21)%
Amedisys, Inc.	(42,000)	(1,613,640)
Express Scripts, Inc.	(21,500)	(1,200,130)
		(2,813,770)
Hotels, restaurants & leisure — (0.59)%
Darden Restaurants, Inc.	(32,400)	(1,356,264)

Household durables — (0.67)%
Stanley Works	(27,800)	(1,560,414)

IT services — (0.69)%
Cognizant Technology Solutions Corp., Class A	(19,900)	(1,587,423)

Leisure equipment & products — (0.43)%
Mattel, Inc.	(42,700)	(1,001,742)

UBS U.S. Equity Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — (continued)
Machinery — (0.75)%
Cummins, Inc.	(13,500)	(1,726,515)

Media — (0.35)%
New York Times Co., Class A	(41,500)	(820,040)

Metals & mining — (1.84)%
Freeport-McMoRan Copper & Gold, Inc.	(18,400)	(1,929,976)
Nucor Corp.	(39,100)	(2,325,277)
		(4,255,253)
Multiline retail — (0.62)%
Sears Holdings Corp.	(11,200)	(1,424,640)

Oil, gas & consumable fuels — (1.64)%
Devon Energy Corp.	(16,200)	(1,347,840)
Tesoro Corp.	(33,800)	(1,555,476)
Valero Energy Corp.	(13,200)	(886,776)
		(3,790,092)
Pharmaceuticals — (1.31)%
Abbott Laboratories	(38,900)	(2,085,818)
Forest Laboratories, Inc.	(25,200)	(939,708)
		(3,025,526)
Software — (1.46)%
BMC Software, Inc.	(53,200)	(1,661,436)
Novell, Inc.	(225,600)	(1,723,584)
		(3,385,020)
Specialty retail — (1.36)%
Best Buy Co., Inc.	(19,400)	(892,788)
Sherwin-Williams Co.	(16,600)	(1,090,786)
Tiffany & Co.	(22,500)	(1,177,875)
		(3,161,449)
Total investments sold short (proceeds $48,320,662)		(49,530,559)

Total investments, net of investments sold short — 99.53%		230,549,527
Cash and other assets, less liabilities — .47%		1,081,644
Net assets — 100.00%		$231,631,171

Notes to schedule of investments

Aggregate cost before investments sold short for federal income tax purposes, which was the same for book purposes, was $269,062,447; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$19,735,559
Gross unrealized depreciation	(8,717,920)
Net unrealized appreciation	$11,017,639

*	Non-income producing security.
(1)	All or a portion of these securities have been delivered to cover open short positions.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2007.

UBS U.S. Equity Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Equities
Air freight & logistics	2.76%
Auto components	5.22
Automobiles	0.61
Beverages	1.58
Biotechnology	3.74
Building products	1.64
Capital markets	7.84
Commercial banks	8.36
Computers & peripherals	0.96
Consumer finance	0.69
Diversified financial services	7.16
Diversified telecommunication services	2.40
Electric utilities	3.48
Energy equipment & services	1.63
Food & staples retailing	3.21
Health care equipment & supplies	1.03
Health care providers & services	2.39
Hotels, restaurants & leisure	2.94
Household durables	1.14
Industrial conglomerates	3.60
Insurance	3.37
Internet & catalog retail	0.83
Internet software & services	2.01
Life sciences tools & services	0.70
Machinery	3.59
Media	5.99
Multi-utilities	1.65
Multiline retail	0.92
Oil, gas & consumable fuels	5.14
Pharmaceuticals	9.71
Road & rail	2.33
Semiconductors & semiconductor equipment	7.59
Software	8.25
Specialty retail	0.42
Textiles, apparel & luxury goods	0.93
Thrifts & mortgage finance	1.44
Wireless telecommunication services	2.45
Total equities	119.70

Investment company
SPDR Trust, Series 1	0.94
Short-term investment	0.27
Total investments before investments sold short	120.91

Investments sold short
Equities sold short
Air freight & logistics	(2.05)%
Automobiles	(0.83)
Capital markets	(1.50)
Commercial banks	(1.74)

UBS U.S. Equity Alpha Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Construction materials	(0.34)
Diversified financial services	(0.48)
Diversified telecommunication services	(0.49)
Food & staples retailing	(0.53)
Food products	(0.50)
Health care providers & services	(1.21)
Hotels, restaurants & leisure	(0.59)
Household durables	(0.67)
IT services	(0.69)
Leisure equipment & products	(0.43)
Machinery	(0.75)
Media	(0.35)
Metals & mining	(1.84)
Multiline retail	(0.62)
Oil, gas & consumable fuels	(1.64)
Pharmaceuticals	(1.31)
Software	(1.46)
Specialty retail	(1.36)
Total investments sold short	(21.38)
Total investments, net of investments sold short	99.53
Cash and other assets, less liabilities	0.47
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Large Cap Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 96.83%
Air freight & logistics — 1.58%
FedEx Corp.	150,300	$15,743,925

Auto components — 3.42%
BorgWarner, Inc.	144,500	13,226,085
Johnson Controls, Inc.	177,400	20,952,714
		34,178,799
Automobiles — 0.45%
Harley-Davidson, Inc.	98,000	4,528,580

Beverages — 1.49%
Anheuser-Busch Cos., Inc.	137,000	6,848,630
Constellation Brands, Inc., Class A*	331,700	8,030,457
		14,879,087
Biotechnology — 2.81%
Amgen, Inc.*	61,500	3,479,055
Cephalon, Inc.*	54,800	4,003,688
Genzyme Corp.*	251,700	15,595,332
Millennium Pharmaceuticals, Inc.*	489,900	4,972,485
		28,050,560
Building products — 1.47%
Masco Corp.	632,500	14,655,025

Capital markets — 5.43%
Bank of New York Mellon Corp.	481,083	21,235,004
Blackstone Group LP*	103,792	2,603,103
Morgan Stanley	483,500	30,460,500
		54,298,607
Commercial banks — 5.76%
City National Corp.	61,800	4,295,718
Fifth Third Bancorp	389,900	13,209,812
PNC Financial Services Group, Inc.	124,500	8,478,450
Wells Fargo & Co.	887,200	31,602,064
		57,586,044
Computers & peripherals — 0.99%
Dell, Inc.*	359,500	9,922,200

Consumer finance — 0.53%
Discover Financial Services*	252,850	5,259,280

Diversified financial services — 5.30%
Citigroup, Inc.	768,261	35,854,741
JPMorgan Chase & Co.	373,700	17,122,934
		52,977,675
Diversified telecommunication services — 1.53%
AT&T, Inc.	361,300	15,286,603

Electric utilities — 4.38%
American Electric Power Co., Inc.	195,300	8,999,424
Exelon Corp.	396,100	29,850,096
Northeast Utilities	27,900	797,103
Pepco Holdings, Inc.	152,700	4,135,116
		43,781,739
Energy equipment & services — 3.01%
ENSCO International, Inc.	131,400	7,371,540
GlobalSantaFe Corp.	133,700	10,163,874
Halliburton Co.	327,000	12,556,800
		30,092,214
Food & staples retailing — 2.78%
Costco Wholesale Corp.	242,200	14,863,814
SYSCO Corp.	363,200	12,926,288
		27,790,102
Health care equipment & supplies — 1.07%
Medtronic, Inc.	189,400	10,684,054

Health care providers & services — 2.09%
Medco Health Solutions, Inc.*	116,500	10,530,435
UnitedHealth Group, Inc.	213,800	10,354,334
		20,884,769
Hotels, restaurants & leisure — 1.55%
Carnival Corp.	319,400	15,468,542

Household durables — 0.90%
Fortune Brands, Inc.	109,900	8,955,751

UBS U.S. Large Cap Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities—(continued)
Industrial conglomerates — 2.69%
General Electric Co.	650,200	26,918,280

Insurance — 2.54%
Aflac, Inc.	119,600	6,821,984
Allstate Corp.	153,100	8,755,789
Hartford Financial Services Group, Inc.	105,600	9,773,280
		25,351,053
Internet & catalog retail — 1.43%
Amazon.com, Inc.*	153,800	14,326,470

Internet software & services — 1.69%
Google, Inc., Class A*	12,100	6,863,967
Yahoo!, Inc.*	374,500	10,051,580
		16,915,547
Life sciences tools & services — 0.62%
Millipore Corp.*	37,500	2,842,500
Pharmaceutical Product Development, Inc.	94,900	3,363,256
		6,205,756
Machinery — 3.22%
Illinois Tool Works, Inc.	365,800	21,816,312
PACCAR, Inc.	121,700	10,374,925
		32,191,237
Media — 4.93%
Comcast Corp., Class A*	306,400	7,408,752
McGraw-Hill Cos., Inc.	96,600	4,917,906
News Corp., Class A	452,100	9,941,679
Omnicom Group, Inc.	222,800	10,714,452
R.H. Donnelley Corp.*	149,295	8,363,506
Viacom, Inc., Class B*	203,000	7,910,910
		49,257,205
Multi-utilities — 1.52%
NiSource, Inc.	233,000	4,459,620
Sempra Energy	185,300	10,769,636
		15,229,256
Multiline retail — 0.81%
Target Corp.	126,800	8,060,676

Oil, gas & consumable fuels — 3.22%
Chevron Corp.	79,100	7,402,178
EOG Resources, Inc.	117,500	8,498,775
Exxon Mobil Corp.	105,000	9,718,800
Peabody Energy Corp.	137,600	6,586,912
		32,206,665
Pharmaceuticals — 8.71%
Allergan, Inc.	337,700	21,771,519
Bristol-Myers Squibb Co.	280,700	8,089,774
Johnson & Johnson	194,444	12,774,971
Merck & Co., Inc.	350,300	18,107,007
Schering-Plough Corp.	199,500	6,310,185
Wyeth	449,400	20,020,770
		87,074,226
Road & rail — 1.86%
Burlington Northern Santa Fe Corp.	229,600	18,636,632

Semiconductors & semiconductor equipment — 6.36%
Analog Devices, Inc.	482,000	17,429,120
Intel Corp.	1,115,400	28,844,244
Linear Technology Corp.	215,100	7,526,349
Xilinx, Inc.	375,300	9,810,342
		63,610,055
Software — 6.72%
BEA Systems, Inc.*	477,900	6,628,473
Citrix Systems, Inc.*	227,100	9,156,672
Intuit, Inc.*	237,000	7,181,100
Microsoft Corp.	961,600	28,328,736
Red Hat, Inc.*	131,500	2,612,905
Symantec Corp.*	684,302	13,261,772
		67,169,658
Specialty retail — 0.41%
Chico’s FAS, Inc.*	290,000	4,074,500

Textiles, apparel & luxury goods — 0.52%
Coach, Inc.*	110,700	5,232,789

UBS U.S. Large Cap Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities—(continued)
Thrifts & mortgage finance — 0.97%
Freddie Mac	164,400	9,701,244

Wireless telecommunication services — 2.07%
Sprint Nextel Corp.	1,086,720	20,647,680

Total equities (cost $821,408,881)		967,832,485

Short-term investments — 3.36%
Other — 3.25%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(1),(2) (cost $32,540,794)	32,540,794	32,540,794

	Face
	amount
US government obligations — 0.11%
US Treasury Bills, 4.68%, due 12/20/07(3),(4) (cost $1,054,261)	$1,065,000	1,056,296

Total short-term investments (cost $33,595,055)		33,597,090

Total investments — 100.19% (cost $855,003,936)		1,001,429,575
Liabilities, in excess of cash and other assets — (0.19)%		(1,859,631)

Net assets — 100.00%		$999,569,944

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $855,003,936; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$161,829,288
Gross unrealized depreciation	(15,403,649)
Net unrealized appreciation	$146,425,639

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.
(3)	The rate shown is the effective yield at the date of purchase.
(4)	This security was delivered to cover margin requirements for futures contracts.

UBS U.S. Large Cap Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

Futures contracts

UBS U.S. Large Cap Equity Fund had the following open futures contracts as of September 30, 2007:

	Expiration			Unrealized
	date	Cost	Value	appreciation
Index futures buy contracts:
S&P 500 Index, 59 contracts (USD)	December 2007	$21,951,981	$22,686,975	$734,994

The segregated aggregate market value of investments delivered to cover margin requirements for the open futures positions at

September 30, 2007 was $1,056,296.

Currency type abbreviation:

USD  United States Dollar

UBS U.S. Large Cap Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Equities
Air freight & logistics	1.58%
Auto components	3.42
Automobiles	0.45
Beverages	1.49
Biotechnology	2.81
Building products	1.47
Capital markets	5.43
Commercial banks	5.76
Computers & peripherals	0.99
Consumer finance	0.53
Diversified financial services	5.30
Diversified telecommunication services	1.53
Electric utilities	4.38
Energy equipment & services	3.01
Food & staples retailing	2.78
Health care equipment & supplies	1.07
Health care providers & services	2.09
Hotels, restaurants & leisure	1.55
Household durables	0.90
Industrial conglomerates	2.69
Insurance	2.54
Internet & catalog retail	1.43
Internet software & services	1.69
Life sciences tools & services	0.62
Machinery	3.22
Media	4.93
Multi-utilities	1.52
Multiline retail	0.81
Oil, gas & consumable fuels	3.22
Pharmaceuticals	8.71
Road & rail	1.86
Semiconductors & semiconductor equipment	6.36
Software	6.72
Specialty retail	0.41
Textiles, apparel & luxury goods	0.52
Thrifts & mortgage finance	0.97
Wireless telecommunication services	2.07
Total equities	96.83

Short-term investments	3.36
Total investments	100.19
Liabilities, in excess of cash and other assets	(0.19)
Net assets	100.00%

UBS U.S. Large Cap Growth Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 97.81%
Aerospace & defense — 3.97%
Boeing Co.	14,300	$1,501,357
United Technologies Corp.	22,000	1,770,560
		3,271,917
Biotechnology — 1.84%
Genentech, Inc.*	19,400	1,513,588

Capital markets — 2.79%
Goldman Sachs Group, Inc.	10,600	2,297,444

Chemicals — 3.86%
Praxair, Inc.	37,900	3,174,504

Communications equipment — 7.84%
Cisco Systems, Inc.*	91,300	3,022,943
QUALCOMM, Inc.	46,300	1,956,638
Research In Motion Ltd.*	15,000	1,478,250
		6,457,831
Computers & peripherals — 5.03%
Apple, Inc.*	18,500	2,840,490
EMC Corp.*	62,400	1,297,920
		4,138,410
Diversified consumer services — 1.39%
ITT Educational Services, Inc.*	9,400	1,143,886

Electric utilities — 2.13%
Exelon Corp.	23,300	1,755,888

Electrical equipment — 1.75%
Rockwell Automation, Inc.	20,700	1,438,857

Energy equipment & services — 5.44%
Baker Hughes, Inc.	21,800	1,970,066
Schlumberger Ltd.	23,900	2,509,500
		4,479,566
Health care equipment & supplies — 7.13%
Alcon, Inc.	10,800	1,554,336
Baxter International, Inc.	25,800	1,452,024
Becton, Dickinson & Co.	15,000	1,230,750
C.R. Bard, Inc.	18,500	1,631,515
		5,868,625
Health care providers & services — 6.93%
Laboratory Corp. of America Holdings*	32,000	2,503,360
Medco Health Solutions, Inc.*	16,800	1,518,552
Quest Diagnostics, Inc.	29,200	1,686,884
		5,708,796
Hotels, restaurants & leisure — 9.19%
International Game Technology	56,400	2,430,840
Las Vegas Sands Corp.*	14,100	1,881,222
Starbucks Corp.*	41,700	1,092,540
Wynn Resorts Ltd.	13,700	2,158,572
		7,563,174
Household products — 1.79%
Procter & Gamble Co.	21,000	1,477,140

Internet software & services — 7.74%
eBay, Inc.*	48,400	1,888,568
Google, Inc., Class A*	7,900	4,481,433
		6,370,001
IT services — 4.00%
Automatic Data Processing, Inc.	22,800	1,047,204
MasterCard, Inc., Class A	15,200	2,249,144
		3,296,348
Media — 0.95%
McGraw-Hill Cos., Inc.	15,400	784,014

Oil, gas & consumable fuels — 4.07%
Southwestern Energy Co.*	25,500	1,067,175
XTO Energy, Inc.	37,000	2,288,080
		3,355,255

UBS U.S. Large Cap Growth Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities —(continued)
Pharmaceuticals — 3.79%
Allergan, Inc.	48,400	3,120,348

Road & rail — 2.21%
Burlington Northern Santa Fe Corp.	22,400	1,818,208

Semiconductors & semiconductor equipment — 4.33%
Broadcom Corp., Class A*	31,800	1,158,792
Microchip Technology, Inc.	33,800	1,227,616
Texas Instruments, Inc.	32,300	1,181,857
		3,568,265
Software — 4.38%
Adobe Systems, Inc.*	32,300	1,410,218
Microsoft Corp.	42,600	1,254,996
VMware, Inc., Class A*	11,100	943,500
		3,608,714
Specialty retail — 3.44%
American Eagle Outfitters, Inc.	57,000	1,499,670
J. Crew Group, Inc.*	32,200	1,336,300
		2,835,970
Wireless telecommunication services — 1.82%
American Tower Corp., Class A*	34,400	1,497,776

Total equities (cost $70,215,802)		80,544,525

Investment company — 1.39%
iShares Russell 1000 Growth Index Fund (cost $1,120,077)	18,500	1,142,005

Short-term investment — 0.89%
Other — 0.89%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(1),(2) (cost $732,646)	732,646	732,646

Total investments — 100.09% (cost $72,068,525)		82,419,176
Liabilities, in excess of cash and other assets — (0.09)%		(75,754)
Net assets — 100.00%		$82,343,422

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $72,068,525; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,197,442
Gross unrealized depreciation	(846,791)
Net unrealized appreciation	$10,350,651

*   Non-income producing security.

(1) Investment in affiliated mutual fund.

(2) The rate shown reflects the yield at September 30, 2007.

UBS U.S. Large Cap Growth Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Equities
Aerospace & defense	3.97%
Biotechnology	1.84
Capital markets	2.79
Chemicals	3.86
Communications equipment	7.84
Computers & peripherals	5.03
Diversified consumer services	1.39
Electric utilities	2.13
Electrical equipment	1.75
Energy equipment & services	5.44
Health care equipment & supplies	7.13
Health care providers & services	6.93
Hotels, restaurants & leisure	9.19
Household products	1.79
Internet software & services	7.74
IT services	4.00
Media	0.95
Oil, gas & consumable fuels	4.07
Pharmaceuticals	3.79
Road & rail	2.21
Semiconductors & semiconductor equipment	4.33
Software	4.38
Specialty retail	3.44
Wireless telecommunication services	1.82
Total equities	97.81

Investment company
iShares Russell 1000 Growth Index Fund	1.39
Short-term investment	0.89
Total investments	100.09
Liabilities, in excess of cash and other assets	(0.09)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification was included.

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 96.05%
Aerospace & defense — 1.84%
Lockheed Martin Corp.	9,200	$998,108
Northrop Grumman Corp.	18,700	1,458,600
		2,456,708
Air freight & logistics — 1.59%
FedEx Corp.	20,300	2,126,425

Auto components — 4.07%
BorgWarner, Inc.	22,900	2,096,037
Johnson Controls, Inc.	28,200	3,330,702
		5,426,739
Automobiles — 0.55%
Harley-Davidson, Inc.	16,000	739,360

Beverages — 1.81%
Anheuser-Busch Cos., Inc.	29,100	1,454,709
Constellation Brands, Inc., Class A*	39,800	963,558
		2,418,267
Biotechnology — 0.51%
Cephalon, Inc.*	9,400	686,764

Building products — 1.23%
Masco Corp.	70,550	1,634,644

Capital markets — 7.37%
Bank of New York Mellon Corp.	72,300	3,191,322
Morgan Stanley	78,200	4,926,600
Northern Trust Corp.	25,900	1,716,393
		9,834,315
Commercial banks — 8.06%
City National Corp.	10,100	702,051
Fifth Third Bancorp	71,900	2,435,972
PNC Financial Services Group, Inc.	29,200	1,988,520
Wells Fargo & Co.	157,800	5,620,836
		10,747,379
Consumer finance — 0.65%
Discover Financial Services*	41,400	861,120

Diversified financial services — 9.26%
Bank of America Corp.	39,922	2,006,879
Citigroup, Inc.	132,676	6,191,989
JPMorgan Chase & Co.	90,670	4,154,499
		12,353,367
Diversified telecommunication services — 2.50%
AT&T, Inc.	78,850	3,336,143

Electric utilities — 6.68%
American Electric Power Co., Inc.	54,000	2,488,320
Exelon Corp.	49,100	3,700,176
Northeast Utilities	54,500	1,557,065
Pepco Holdings, Inc.	43,000	1,164,440
		8,910,001
Energy equipment & services — 3.51%
ENSCO International, Inc.	20,900	1,172,490
GlobalSantaFe Corp.	19,500	1,482,390
Halliburton Co.	52,800	2,027,520
		4,682,400
Food & staples retailing — 1.76%
Costco Wholesale Corp.	38,300	2,350,471

Health care providers & services — 2.31%
Medco Health Solutions, Inc.*	24,100	2,178,399
UnitedHealth Group, Inc.	18,500	895,955
		3,074,354
Hotels, restaurants & leisure — 1.80%
Carnival Corp.	49,500	2,397,285

Household durables — 0.91%
Fortune Brands, Inc.	14,900	1,214,201

Industrial conglomerates — 3.99%
General Electric Co.	128,400	5,315,760

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — (continued)
Insurance — 3.45%
Aflac, Inc.	15,400	878,416
Allstate Corp.	28,700	1,641,353
Hartford Financial Services Group, Inc.	22,450	2,077,747
		4,597,516
Machinery — 3.33%
Illinois Tool Works, Inc.	51,600	3,077,424
PACCAR, Inc.	16,000	1,364,000
		4,441,424
Media — 3.90%
Comcast Corp., Class A*	44,800	1,083,264
News Corp., Class A	65,100	1,431,549
Omnicom Group, Inc.	35,600	1,712,004
R.H. Donnelley Corp.*	17,300	969,146
		5,195,963
Multi-utilities — 1.60%
NiSource, Inc.	41,000	784,740
Sempra Energy	23,100	1,342,572
		2,127,312
Oil, gas & consumable fuels — 8.24%
Chevron Corp.	53,000	4,959,740
Exxon Mobil Corp.	55,750	5,160,220
Peabody Energy Corp.	18,100	866,447
		10,986,407
Pharmaceuticals — 6.97%
Bristol-Myers Squibb Co.	59,200	1,706,144
Johnson & Johnson	30,900	2,030,130
Merck & Co., Inc.	58,000	2,998,020
Wyeth	57,600	2,566,080
		9,300,374
Road & rail — 1.90%
Burlington Northern Santa Fe Corp.	31,200	2,532,504

Software — 3.26%
Microsoft Corp.	79,300	2,336,178
Symantec Corp.*	103,800	2,011,644
		4,347,822
Thrifts & mortgage finance — 0.96%
Freddie Mac	21,650	1,277,567

Wireless telecommunication services — 2.04%
Sprint Nextel Corp.	143,257	2,721,883
Total equities (cost $98,512,508)		128,094,475

Investment company — 3.01%
SPDR Trust, Series 1 (cost $4,012,612)	26,300	4,012,854

Short-term investment — 0.81%
Other — 0.81%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(1),(2) (cost $1,084,749)	1,084,749	1,084,749

Total investments — 99.87% (cost $103,609,869)		133,192,078
Cash and other assets, less liabilities — 0.13%		170,215
Net assets — 100.00%		$133,362,293

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $103,609,869; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$31,285,093
Gross unrealized depreciation	(1,702,884)
Net unrealized appreciation	$29,582,209

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Equities
Aerospace & defense	1.84%
Air freight & logistics	1.59
Auto components	4.07
Automobiles	0.55
Beverages	1.81
Biotechnology	0.51
Building products	1.23
Capital markets	7.37
Commercial banks	8.06
Consumer finance	0.65
Diversified financial services	9.26
Diversified telecommunication services	2.50
Electric utilities	6.68
Energy equipment & services	3.51
Food & staples retailing	1.76
Health care providers & services	2.31
Hotels, restaurants & leisure	1.80
Household durables	0.91
Industrial conglomerates	3.99
Insurance	3.45
Machinery	3.33
Media	3.90
Multi-utilities	1.60
Oil, gas & consumable fuels	8.24
Pharmaceuticals	6.97
Road & rail	1.90
Software	3.26
Thrifts & mortgage finance	0.96
Wireless telecommunication services	2.04
Total equities	96.05

Investment company
SPDR Trust, Series 1	3.01
Short-term investment	0.81
Total investments	99.87
Cash and other assets, less liabilities	0.13
Net assets	100.00%

(1)	Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Value Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 96.99%
Aerospace & defense — 2.47%
BE Aerospace, Inc.*	2,300	$95,519
Spirit Aerosystems Holdings, Inc., Class A*	1,600	62,304
		157,823
Capital markets — 1.26%
TD Ameritrade Holding Corp.*	4,400	80,168

Chemicals — 1.04%
Ecolab, Inc.	1,400	66,080

Commercial services & supplies — 3.96%
Dun & Bradstreet Corp.	600	59,166
Monster Worldwide, Inc.*	2,900	98,774
Republic Services, Inc.	2,900	94,859
		252,799
Communications equipment — 1.40%
F5 Networks, Inc.*	2,400	89,256

Computers & peripherals — 2.34%
NCR Corp.*	3,000	149,400

Diversified financial services — 3.01%
CME Group, Inc.	100	58,735
Moody’s Corp.	1,000	50,400
Nasdaq Stock Market, Inc.*	2,200	82,896
		192,031
Electrical equipment — 2.77%
Roper Industries, Inc.	2,700	176,850

Electronic equipment & instruments — 7.37%
Amphenol Corp., Class A	5,400	214,704
Anixter International, Inc.*	3,100	255,595
		470,299
Energy equipment & services — 12.03%
Cameron International Corp.*	1,500	138,435
Complete Production Services, Inc.*	3,600	73,728
Dril-Quip, Inc.*	1,900	93,765
ENSCO International, Inc.	700	39,270
National Oilwell Varco, Inc.*	1,000	144,500
Smith International, Inc.	2,300	164,220
Weatherford International Ltd.*	1,700	114,206
		768,124
Health care equipment & supplies — 3.25%
C.R. Bard, Inc.	800	70,552
Cytyc Corp.*	1,600	76,240
Hologic, Inc.*	1,000	61,000
		207,792
Health care providers & services — 7.78%
Aetna, Inc.	900	48,843
DaVita, Inc.*	2,000	126,360
Healthways, Inc.*	2,300	124,131
Henry Schein, Inc.*	1,500	91,260
Psychiatric Solutions, Inc.*	2,700	106,056
		496,650
Hotels, restaurants & leisure — 8.81%
Gaylord Entertainment Co.*	2,900	154,338
International Game Technology	1,500	64,650
Life Time Fitness, Inc.*	900	55,206
Scientific Games Corp., Class A*	2,400	90,240
Starwood Hotels & Resorts Worldwide, Inc.	900	54,675
Texas Roadhouse, Inc., Class A*	8,000	93,600
WMS Industries, Inc.*	1,500	49,650
		562,359
Internet & catalog retail — 1.69%
NutriSystem, Inc.*	2,300	107,847

IT services — 3.30%
Cognizant Technology Solutions Corp., Class A*	1,600	127,632
VeriFone Holdings, Inc.*	1,879	83,296
		210,928
Leisure equipment & products — 0.98%
Pool Corp.	2,500	62,450

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — (continued)
Life sciences tools & services — 5.74%
Millipore Corp.*	1,200	90,960
Qiagen NV*	3,500	67,935
Thermo Fisher Scientific, Inc.*	3,600	207,792
		366,687
Machinery — 4.13%
Graco, Inc.	1,900	74,309
Harsco Corp.	3,200	189,664
		263,973
Oil, gas & consumable fuels — 1.60%
Apache Corp.	600	54,036
Newfield Exploration Co.*	1,000	48,160
		102,196
Personal products — 1.91%
Bare Escentuals, Inc.*	4,900	121,863

Semiconductors & semiconductor equipment — 3.59%
Microchip Technology, Inc.	3,000	108,960
Tessera Technologies, Inc.*	3,200	120,000
		228,960
Software — 5.40%
Adobe Systems, Inc.*	2,200	96,052
Citrix Systems, Inc.*	2,200	88,704
Micros Systems, Inc.*	1,000	65,070
Nuance Communications, Inc.*	4,900	94,619
		344,445
Specialty retail — 1.81%
Dick’s Sporting Goods, Inc.*	1,100	73,865
Tractor Supply Co.*	900	41,481
		115,346
Textiles, apparel & luxury goods — 1.55%
Coach, Inc.*	2,100	99,267

Trading companies & distributors — 2.93%
MSC Industrial Direct Co.	3,700	187,183

Wireless telecommunication services — 4.87%
American Tower Corp., Class A*	3,600	156,744
MetroPCS Communications, Inc.*	3,200	87,296
SBA Communications Corp., Class A*	1,900	67,032
		311,072
Total equities (cost $5,454,540)		6,191,848

Investment company — 1.45%
iShares Russell Midcap Growth Index Fund (cost $87,416)	800	92,880

Short-term investment — 1.46%
Investment company — 1.46%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(1),(2) (cost $93,160)	93,160	93,160

Total investments — 99.90% (cost $5,635,116)		6,377,888
Cash and other assets, less liabilities — 0.10%		6,428
Net assets — 100.00%		$6,384,316

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $5,635,116; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$978,989
Gross unrealized depreciation	(236,217)
Net unrealized appreciation	$742,772

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Equities
Aerospace & defense	2.47%
Capital markets	1.26
Chemicals	1.04
Commercial services & supplies	3.96
Communications equipment	1.40
Computers & peripherals	2.34
Diversified financial services	3.01
Electrical equipment	2.77
Electronic equipment & instruments	7.37
Energy equipment & services	12.03
Health care equipment & supplies	3.25
Health care providers & services	7.78
Hotels, restaurants & leisure	8.81
Internet & catalog retail	1.69
IT services	3.30
Leisure equipment & products	0.98
Life sciences tools & services	5.74
Machinery	4.13
Oil, gas & consumable fuels	1.60
Personal products	1.91
Semiconductors & semiconductor equipment	3.59
Software	5.40
Specialty retail	1.81
Textiles, apparel & luxury goods	1.55
Trading companies & distributors	2.93
Wireless telecommunication services	4.87
Total equities	96.99

Investment company
iShares Russell Midcap Growth Index Fund	1.45
Short-term investment	1.46
Total investments	99.90
Cash and other assets, less liabilities	0.10
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Mid Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification was included.

UBS U.S. Small Cap Growth Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 97.67%
Aerospace & defense — 1.93%
AAR Corp.*	215,600	$6,541,304
DRS Technologies, Inc.	40,600	2,237,872
		8,779,176
Air freight & logistics — 2.56%
Hub Group, Inc., Class A*	250,500	7,522,515
UTi Worldwide, Inc.	178,800	4,108,824
		11,631,339
Biotechnology — 5.59%
BioMarin Pharmaceuticals, Inc.*	111,400	2,773,860
Emergent Biosolutions, Inc.*	174,600	1,550,448
Isis Pharmaceuticals, Inc.*	206,300	3,088,311
Keryx Biopharmaceuticals, Inc.*	161,800	1,608,292
LifeCell Corp.*	171,600	6,447,012
Myriad Genetics, Inc.*	55,500	2,894,325
Regeneron Pharmaceuticals, Inc.*	129,300	2,301,540
Seattle Genetics, Inc.*	213,818	2,403,314
United Therapeutics Corp.*	34,700	2,308,938
		25,376,040
Commercial banks — 1.27%
UCBH Holdings, Inc.	330,400	5,775,392

Commercial services & supplies — 5.90%
CRA International, Inc.*	110,500	5,324,995
eTelecare Global Solutions, Inc. ADR*	151,900	1,664,824
Healthcare Services Group, Inc.	193,700	3,926,299
Kenexa Corp.*	80,500	2,477,790
Korn/Ferry International*	71,900	1,187,069
Labor Ready, Inc.*	281,500	5,210,565
TeleTech Holdings, Inc.*	292,300	6,988,893
		26,780,435
Communications equipment — 3.63%
BigBand Networks, Inc.*	75,700	484,480
Blue Coat Systems, Inc.*	80,600	6,348,056
Nice Systems Ltd. ADR*	269,300	9,651,712
		16,484,248
Computers & peripherals — 0.78%
Stratasys, Inc.*	128,751	3,548,378

Construction & engineering — 1.48%
EMCOR Group, Inc.*	213,800	6,704,768

Distributors — 1.46%
LKQ Corp.*	190,400	6,627,824

Diversified telecommunication services — 0.69%
NeuStar, Inc., Class A*	91,900	3,151,251

Electrical equipment — 1.14%
Energy Conversion Devices, Inc.*	58,300	1,324,576
Genlyte Group, Inc.*	59,900	3,849,174
		5,173,750
Electronic equipment & instruments — 2.75%
Benchmark Electronics, Inc.*	241,050	5,753,864
Cognex Corp.	197,300	3,504,048
FARO Technologies, Inc.*	62,200	2,746,130
RadiSys Corp.*	39,661	493,779
		12,497,821
Energy equipment & services — 5.58%
Complete Production Services, Inc.*	208,005	4,259,942
Core Laboratories NV*	49,800	6,344,022
ION Geophysical Corp.*	404,500	5,594,235
Tetra Technologies, Inc.*	431,150	9,114,511
		25,312,710
Health care equipment & supplies — 5.05%
Accuray, Inc.*	79,500	1,388,070
AngioDynamics, Inc.*	106,000	1,998,100
Arthrocare Corp.*	112,600	6,293,214
Hansen Medical, Inc.*	95,800	2,597,138
Integra LifeSciences Holdings Corp.*	124,500	6,048,210
ResMed, Inc.*	67,400	2,889,438
TomoTherapy, Inc.*	73,800	1,714,374
		22,928,544

UBS U.S. Small Cap Growth Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — (continued)
Health care providers & services — 7.56%
athenahealth, Inc.*	19,500	661,245
Pediatrix Medical Group, Inc.*	237,500	15,537,250
Psychiatric Solutions, Inc.*	174,700	6,862,216
VCA Antech, Inc.*	269,600	11,255,800
		34,316,511
Health care technology — 2.42%
Omnicell, Inc.*	275,000	7,848,500
Phase Forward, Inc.*	155,800	3,117,558
		10,966,058
Hotels, restaurants & leisure — 6.22%
Buffalo Wild Wings, Inc.*	40,746	1,536,939
California Pizza Kitchen, Inc.*	286,750	5,038,198
CKE Restaurants, Inc.	396,200	6,422,402
Orient-Express Hotels Ltd., Class A	79,600	4,081,092
Red Robin Gourmet Burgers, Inc.*	133,500	5,727,150
Texas Roadhouse, Inc., Class A*	464,500	5,434,650
		28,240,431
Household products — 0.75%
Central Garden & Pet Co.*	125,900	1,120,510
Central Garden & Pet Co., Class A*	251,800	2,261,164
		3,381,674
Internet software & services — 1.38%
DivX, Inc.*	31,600	469,892
Knot, Inc.*	151,200	3,214,512
Perficient, Inc.*	117,600	2,571,912
		6,256,316
Life sciences tools & services — 2.43%
AMAG Pharmaceuticals, Inc.*	44,400	2,539,680
Exelixis, Inc.*	217,600	2,304,384
Parexel International Corp.*	150,300	6,202,881
		11,046,945
Machinery — 2.51%
ESCO Technologies, Inc.*	138,400	4,600,416
Middleby Corp.*	105,000	6,776,700
		11,377,116
Media — 0.50%
National CineMedia, Inc.	101,100	2,264,640

Metals & mining — 2.12%
Steel Dynamics, Inc.	206,200	9,629,540

Oil, gas & consumable fuels — 2.65%
PetroHawk Energy Corp.*	491,145	8,064,601
Quicksilver Resources, Inc.*	84,000	3,952,200
		12,016,801
Personal products — 1.40%
Chattem, Inc.*	90,100	6,353,852

Pharmaceuticals — 0.36%
Penwest Pharmaceuticals Co.*	150,400	1,655,904

Real estate investment trusts (REITs) — 1.93%
BioMed Realty Trust, Inc.	109,100	2,629,310
Ventas, Inc.	148,000	6,127,200
		8,756,510
Road & rail — 1.69%
Landstar System, Inc.	183,100	7,684,707

Semiconductors & semiconductor equipment — 8.95%
Diodes, Inc.*	200,900	6,448,890
Exar Corp.*	172,900	2,258,074
FEI Co.*	128,600	4,041,898
Hittite Microwave Corp.*	107,900	4,763,785
Microsemi Corp.*	327,800	9,139,064
Photronics, Inc.*	32,220	367,630
Power Integrations, Inc.*	134,900	4,007,879
Rudolph Technologies, Inc.*	245,913	3,400,977
Silicon Image, Inc.*	180,000	927,000
Standard Microsystems Corp.*	136,800	5,255,856
		40,611,053

UBS U.S. Small Cap Growth Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — (continued)
Software — 7.51%
DemandTec, Inc.*	78,700	1,074,255
Factset Research Systems, Inc.	93,500	6,409,425
FalconStor Software, Inc.*	341,500	4,115,075
Nuance Communications, Inc.*	519,200	10,025,752
Progress Software Corp.*	171,100	5,184,330
Ultimate Software Group, Inc.*	109,027	3,805,042
Verint Systems, Inc.*	132,821	3,453,346
		34,067,225
Specialty retail — 4.51%
Children’s Place Retail Stores, Inc.*	130,600	3,170,968
Christopher & Banks Corp.	278,900	3,380,268
DSW, Inc., Class A*	55,300	1,391,901
Guitar Center, Inc.*	66,100	3,919,730
Gymboree Corp.*	111,500	3,929,260
Tween Brands, Inc.*	142,200	4,669,848
		20,461,975
Textiles, apparel & luxury goods — 2.73%
Lululemon Athletica, Inc.*	52,400	2,202,372
Phillips-Van Heusen Corp.	194,000	10,181,120
		12,383,492
Trading companies & distributors — 0.24%
Beacon Roofing Supply, Inc.*	104,600	1,069,012

Total equities (cost $368,316,059)		443,311,438

Short-term investment — 1.91%
Other — 1.91%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(1),(2) (cost $8,662,232)	8,662,232	8,662,232

Total investments — 99.58% (cost $376,978,291)		451,973,670
Cash and other assets, less liabilities — 0.42%		1,903,486
Net assets — 100.00%		$453,877,156

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $376,978,291; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$103,722,267
Gross unrealized depreciation	(28,726,888)
Net unrealized appreciation	$74,995,379

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.
ADR	American depositary receipt

UBS U.S. Small Cap Growth Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Equities
Aerospace & defense	1.93%
Air freight & logistics	2.56
Biotechnology	5.59
Commercial banks	1.27
Commercial services & supplies	5.90
Communications equipment	3.63
Computers & peripherals	0.78
Construction & engineering	1.48
Distributors	1.46
Diversified telecommunication services	0.69
Electrical equipment	1.14
Electronic equipment & instruments	2.75
Energy equipment & services	5.58
Health care equipment & supplies	5.05
Health care providers & services	7.56
Health care technology	2.42
Hotels, restaurants & leisure	6.22
Household products	0.75
Internet software & services	1.38
Life sciences tools & services	2.43
Machinery	2.51
Media	0.50
Metals & mining	2.12
Oil, gas & consumable fuels	2.65
Personal products	1.40
Pharmaceuticals	0.36
Real estate investment trusts (REITs)	1.93
Road & rail	1.69
Semiconductors & semiconductor equipment	8.95
Software	7.51
Specialty retail	4.51
Textiles, apparel & luxury goods	2.73
Trading companies & distributors	0.24
Total equities	97.67

Short-term investment	1.91
Total investments	99.58
Cash and other assets, less liabilities	0.42
Net assets	100.00%

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount		Value
Bonds — 87.13%
US bonds — 47.64%
US corporate bonds — 20.75%
AES Corp., 8.750%, due 06/15/08		$750,000	$760,312
9.500%, due 06/01/09		100,000	104,000
American Cellular Corp., Series B, 10.000%, due 08/01/11		404,000	422,180
American General Finance Corp., 5.375%, due 10/01/12		2,500,000	2,460,717
ARAMARK Services Corp., 8.856%, due 02/01/15 (1)		1,250,000	1,262,500
ArvinMeritor, Inc., 8.125%, due 09/15/15		1,500,000	1,455,000
AT&T, Inc., 5.875%, due 02/01/12		875,000	894,936
Berkshire Hathaway Finance Corp., 4.125%, due 01/15/10		2,400,000	2,360,335
Boeing Capital Corp., Ltd., 7.375%, due 09/27/10		825,000	880,560
Boise Cascade LLC, 7.125%, due 10/15/14		300,000	288,000
Bowater, Inc., 9.000%, due 08/01/09		940,000	883,600
Caesars Entertainment, Inc., 8.125%, due 05/15/11		1,550,000	1,581,000
Cincinnati Bell, Inc., 7.250%, due 07/15/13		1,200,000	1,209,000
Citigroup, Inc., 3.625%, due 11/30/17 (1)	EUR	650,000	852,214
5.625%, due 08/27/12		$940,000	951,014
Comcast Cable Communications LLC, 6.750%, due 01/30/11		850,000	881,617
Countrywide Home Loans, Inc., 3.250%, due 05/21/08		1,090,000	1,049,997
3.250%, due 05/21/08		1,900,000	1,831,127
5.126%, due 11/24/08 (1)	EUR	2,550,000	3,450,728
5.875%, due 12/15/08	GBP	600,000	1,155,172
CSC Holdings, Inc., Series B, 8.125%, due 08/15/09		$1,200,000	1,221,000
DaimlerChrysler N.A. Holding Corp., 7.200%, due 09/01/09		2,370,000	2,458,653
Edison Mission Energy, 7.000%, due 05/15/17 (2)		290,000	285,650
7.200%, due 05/15/19 (2)		200,000	197,000
Ford Motor Credit Co. LLC, 5.800%, due 01/12/09		4,350,000	4,201,508

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount		Value
Bonds — (continued)
US bonds — (continued)
US corporate bonds — (continued)
Freeport-McMoRan Copper & Gold, Inc., 8.564%, due 04/01/15 (1)		175,000	$181,781
Freescale Semiconductor, Inc., 8.875%, due 12/15/14		475,000	458,375
10.125%, due 12/15/16		200,000	186,000
General Electric Capital Corp., 3.600%, due 10/15/08		1,875,000	1,846,717
4.375%, due 01/20/10	EUR	9,095,000	12,867,131
5.500%, due 09/15/67 (1),(2)		3,700,000	5,235,337
6.750%, due 03/15/32		$4,050,000	4,458,941
GMAC LLC, 7.250%, due 03/02/11		1,920,000	1,861,277
Goldman Sachs Group, Inc., 5.500%, due 10/12/21	GBP	550,000	1,004,084
Harland Clarke Holdings Corp., 10.308%, due 05/15/15 (1)		$840,000	749,700
International Lease Finance Corp., 3.300%, due 01/23/08		1,875,000	1,861,761
JPMorgan Chase Bank N.A., 4.375%, due 11/30/21 (1)	EUR	1,800,000	2,347,056
Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35		$2,750,000	2,428,514
Lehman Brothers Holdings, Inc., 4.750%, due 01/16/14	EUR	3,860,000	5,234,303
Levi Strauss & Co., 12.250%, due 12/15/12		$1,851,000	1,990,253
Marsh & McLennan Cos., Inc., 6.250%, due 03/15/12		875,000	898,134
Mirant North America LLC, 7.375%, due 12/31/13		1,600,000	1,624,000
Morgan Stanley, 5.300%, due 03/01/13		3,840,000	3,779,428
5.750%, due 10/18/16		2,410,000	2,377,397
Nexstar Finance, Inc., 7.000%, due 01/15/14		1,250,000	1,200,000
Nissan Motor Acceptance Corp., 5.625%, due 03/14/11 (2)		2,570,000	2,605,939
Qwest Communications International, Inc., 7.500%, due 02/15/14		50,000	50,625
R.H. Donnelley Corp., 8.875%, due 01/15/16		75,000	76,406
RBS Capital Trust A, 6.467%, due 06/30/12 (1),(3)	EUR	1,000,000	1,465,620
Residential Capital LLC, 6.125%, due 05/17/12 (1)		2,100,000	2,320,734
Sanmina-SCI Corp., 8.444%, due 06/15/14 (1),(2)		$410,000	391,550
Sheridan Group, Inc., 10.250%, due 08/15/11		725,000	731,344
Simon Property Group LP, 5.375%, due 06/01/11		925,000	922,399
Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12		717,000	733,132

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount		Value
Bonds — (continued)
US bonds — (continued)
US corporate bonds — (continued)
Smurfit-Stone Container Enterprises, Inc., 8.000%, due 03/15/17		90,000	88,425
Sprint Capital Corp., 8.750%, due 03/15/32		2,000,000	2,293,478
Univision Communications, Inc., 7.850%, due 07/15/11		650,000	650,000
UST, Inc., 6.625%, due 07/15/12		1,375,000	1,433,277
Wal-Mart Stores, Inc., 4.750%, due 01/29/13	GBP	475,000	923,599
6.875%, due 08/10/09		$2,525,000	2,610,070
WDAC Subsidiary Corp., 8.500%, due 12/01/14	EUR	150,000	209,615
Xerox Capital Trust I, 8.000%, due 02/01/27		$1,900,000	1,916,836
Total US corporate bonds (cost $104,616,655)			105,111,058

Asset-backed securities — 3.38%
ACE Securities Corp., Series 06-SL1, Class B1, 8.131%, due 09/25/35 (1),(2),(4),(5)	800,000	40,760
Bank of America Credit Card Trust, Series 07-C1, Class C1, 6.043%, due 06/15/14 (1)	2,000,000	1,901,154
Citibank Credit Card Issuance Trust, Series 03-A9, Class A9, 5.590%, due 11/22/10 (1)	1,000,000	998,922
Series 07-A7, Class A7, 5.846%, due 08/20/14	1,250,000	1,250,000
Compucredit Acquired Portfolio Voltage Master Trust, Series 06-I4, Class A3, 6.353%, due 09/15/18 (1),(2)	1,569,321	1,559,512
Countrywide Asset-Backed Certificates, Series 06-S9, Class A5, 5.871%, due 08/25/36 (1),(4)	1,500,000	1,134,534
First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FFA, Class B2, 6.000%, due 09/25/26 (2),(4),(6)	759,131	15,052
Green Tree Financial Corp., Series 99-3, Class A6, 6.500%, due 02/01/31	949,652	951,150
GSAMP Trust, Series 05-S1, Class B1, 6.208%, due 12/25/34 (4),(6)	787,844	78,784
Harley-Davidson Motorcycle Trust, Series 07-2, Series B, 5.230%, due 03/15/14	1,250,000	1,219,563
Series 07-3, Series B, 6.040%, due 08/15/14	1,000,000	1,007,850
Home Equity Mortgage Trust, Series 06-4, Class A1, 5.671%, due 11/25/36 (6)	449,936	408,677
Series 06-4, Class B1, 9.131%, due 11/25/36 (1),(4)	274,528	2,745
Series 06-4, Class B2, 9.505%, due 11/25/36 (1),(2),(4),(5)	366,520	0
Hyundai Auto Receivables Trust, Series 05-A, Class D, 4.450%, due 02/15/12	1,000,000	984,320
Long Beach Mortgage Loan Trust, Series 06-A, Class A2, 5.548%, due 05/25/36 (6)	600,000	372,337
Merrill Lynch Mortgage Investors, Inc., Series 06-SL1, Class A, 5.311%, due 09/25/36 (1)	80,994	79,710
Series 05-SL3, Class B3, 7.281%, due 07/25/36 (1),(4)	2,450,000	185,920
Series 04-SL2, Class B4, 9.881%, due 06/25/35 (1),(2),(4)	1,200,000	200,720
Morgan Stanley Mortgage Loan Trust, Series 06-14SL, Class A1, 5.291%, due 11/25/36 (1)	266,096	242,495
Nomura Asset Acceptance Corp., Series 06-SA, Class A1, 5.301%, due 08/25/36 (1)	680,695	544,556

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Asset-backed securities — (continued)
Washington Mutual Master Note Trust, Series 06-C3A, Class C3A, 6.133%, due 10/15/13 (1),(2)	1,500,000	$1,464,857
Series 07-C1, Class C1, 6.153%, due 05/15/14 (1),(2),(5)	1,000,000	949,620
Wells Fargo Home Equity Trust, Series 05-3, Class M7, 6.281%, due 11/25/35 (1)	1,775,000	1,048,113
World Omni Auto Receivables Trust, Series 07-B, Class A2B, 5.449%, due 02/16/10 (1)	500,000	500,000
Total asset-backed securities (cost $24,436,720)		17,141,351

Collateralized debt obligations — 1.94%
Ajax One Ltd., Series 2A, Class C, 8.320%, due 09/08/32 (1),(2),(4)		500,000	408,275
Ares CLO Funds Series 06-1A, Class D, 7.399%, due 02/24/18 (1),(2),(4),(5)		890,000	713,691
Ares X CLO Ltd., Series 05-1A, Class D2, 7.646%, due 09/18/17 (1),(2),(4),(5)		500,000	387,100
Avery Street CLO, Series 06-1A, Class E, 10.360%, due 04/05/18 (1),(2),(4)		700,000	562,100
Brentwood CLO Ltd., Series 06-1I, Class D, 9.106%, due 02/01/22 (1),(4)		310,000	227,416
Brentwood Investors CDO Corp., Series 07-01, due 05/01/16 (2),(4),(7)		250,000	214,725
Colts, Series 07-1, due 03/20/21 (2),(4),(7)		300,000	262,080
Commercial Industrial Finance Corp., Series 06-2A, Class B2L, 9.580%, due 03/01/21 (1),(2),(4)		280,000	212,772
Duke Funding Ltd., Series 06-11A, Class B1E, 6.559%, due 08/08/46 (2),(4)	EUR	886,015	442,195
Fortius Funding Ltd., Series 06-2A, Class INC, due 02/03/42 (2),(4),(5),(7)		$280,000	2,800
GoldenTree Loan Opportunities III Ltd., Series 07-3A, Class SUB, due 05/01/22 (2),(4),(7)		430,000	475,623
Greywolf CLO Ltd., Series 07-1A, Class SUB, due 02/18/21 (2),(4),(5),(7)		250,000	155,000
Hereford Street ABS CDO Ltd., Series 05-1A, Class D, 8.260%, due 01/03/45 (1),(2),(4)		700,000	295,687
Hewett’s Island CDO Ltd., Series 06-4A, Class C, 6.110%, due 05/09/18 (1),(2),(4)		250,000	217,300
Series 06-4A, Class D1, 7.010%, due 05/09/18 (1),(2),(4)		250,000	209,775
Series 07-6A, Class D, 7.630%, due 06/09/19 (1),(2),(4)		250,000	215,747
Series 06-4A, Class E, 9.910%, due 05/09/18 (1),(2),(4)		350,000	283,990
Longport Funding Ltd., Series 07-1A, Class D, 11.610%, due 04/12/51 (1),(2),(4)		500,000	261,700
Longshore CDO Funding Ltd., Series 06-1A, Class D, 8.260%, due 05/03/46 (1),(2),(4)		380,000	125,704
MC Funding Ltd., Series 06-1, due 12/20/20 (2),(4),(7)		490,000	387,296
Series 06-1A, Class E, 9.338%, due 12/20/20 (1),(2),(4)		640,000	475,597
OHA Park Avenue CLO Ltd., Series 07-1A, Class SUB, due 03/14/22 (2),(4),(7)		370,000	308,950
Sagittarius CDO Ltd., Series 07-1A, Class C, 7.920%, due 12/10/51 (1),(2),(4)		1,040,000	503,474

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Collateralized debt obligations — (continued)
Shasta CLO I Ltd., due 04/20/21 (2),(4),(7)	770,000	$723,800
Spirit CBO, Series 04-2A, Class D, 6.097%, due 10/27/10 (1),(2),(4)	736,613	568,592
Taberna Preferred Funding Ltd., Series 06-7A, Class A3L, 6.810%, due 02/05/37 (1),(2),(4)	240,000	120,000
Series 06-7A, Class B1L, 8.310%, due 02/05/37 (1),(2),(4)	310,000	15,500
Tricadia CDO Ltd., Series 05-3A, Class B1L, 8.703%, due 06/25/41 (1),(2),(4)	478,556	397,728
Series 05-4A, Class B1L, 8.975%, due 12/11/40 (1),(2),(4)	497,942	414,088
Series 06-5A, Class F, 11.598%, due 06/19/46 (1),(2),(4),(5)	582,738	228,433
Total collateralized debt obligations (cost $14,347,266)		9,817,138

Commercial mortgage-backed securities — 2.65%
Bear Stearns Commercial Mortgage Securities Trust, Series 07-BB, Class MS-41, 6.082%, due 03/15/22 (1)	1,500,000	1,468,125
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4, 5.889%, due 12/10/49 (1)	1,500,000	1,516,403
GS Mortgage Securities Corp., II, Series 07-GKK1, Class A1, 5.699%, due 12/20/49 (1),(2),(4)	2,000,000	1,827,700
Series 98-GLII, Class F, 7.191%, due 04/13/31 (1),(2)	1,650,000	1,705,952
LB Commercial Conduit Mortgage Trust, Series 98-C4, Class G, 5.600%, due 10/15/35(2)	1,000,000	1,008,922
Morgan Stanley Capital I, Series 07-IQ15, Class B, 6.078%, due 06/11/49 (1),(2)	1,600,000	1,539,696
Nomura Asset Securities Corp., Series 98-D6, Class B1 6.000%, due 03/15/30 (2)	480,000	491,297
TW Hotel Funding 2005 LLC, Series 05-LUX, Class L, 7.303%, due 01/15/21 (1),(2)	1,702,946	1,650,796
Wachovia Bank Commercial Mortgage Trust, Series 07-ESH, Class A1, 6.203%, due 06/15/09 (1),(2)	2,200,000	2,194,522
Total commercial mortgage-backed securities (cost $13,658,675)		13,403,413

Mortgage & agency debt securities — 18.90%
Banc of America Funding Corp., Series 06-F, Class B1, 5.601%, due 07/20/36 (1)	998,953	971,347
Series 07-1, Class 1B1, 6.000%, due 01/25/37	1,243,916	1,169,418
Series 06-H, Class B1, 6.100%, due 09/20/46 (1)	1,495,562	1,459,895
Banc of America Mortgage Securities, Inc., Series 06-3, Class 30B1, 6.250%, due 10/25/36	2,268,053	2,145,822
Chase Mortgage Finance Corp., Series 07-S2, Class B1, 5.871%, due 03/25/37 (1),(5)	2,028,667	1,972,899
Citicorp Mortgage Securities, Inc., Series 07-6, Class B1, 5.966%, due 07/25/37 (1)	997,777	799,629
Citigroup Mortgage Loan Trust, Inc., Series 06-AR7, Class 7B1, 5.993%, due 07/25/46 (1)	498,454	493,307
Series 06-AR6, Class 1B1, 6.067%, due 08/25/36 (1)	998,299	998,923
Series 07-AR4, Class 1B1, 6.088%, due 03/25/37 (1)	1,998,652	1,812,472
Countrywide Alternative Loan Trust, Series 05-79CB, Class M, 5.500%, due 01/25/36(5)	659,405	590,699
Series 06-5T2, Class A3, 6.000%, due 04/25/36	717,726	724,047
Credit Suisse Mortgage Capital Certificates, Series 06-6, Class 1A12, 6.000%, due 07/25/36	600,925	606,036

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Mortgage & agency debt securities — (continued)
Federal Home Loan Mortgage Corp., 4.875%, due 02/09/10	20,825,000	21,037,311
5.000%, due 02/16/17	12,000,000	12,013,656
Federal National Mortgage Association, 4.125%, due 04/15/14	9,000,000	8,670,312
6.625%, due 09/15/09	14,725,000	15,333,761
IndyMac INDX Mortgage Loan Trust, Series 06-AR31, Class A5, 6.110%, due 11/25/36 (1)	700,000	700,658
Series 06-AR19, Class 1B2, 6.409%, due 08/25/36 (1)	995,572	930,821
Lehman Structured Securities Corp., Series 07-1, Class M5, 5.225%, due 10/28/34 (1),(2)	891,406	778,456
Merrill Lynch Alternative Note Asset, Series 07-F1, Class 2A1, 6.000%, due 03/25/37	1,227,821	1,235,307
MLCC Mortgage Investors, Inc., Series 07-1, Class 4A3, 5.745%, due 01/25/37 (1)	2,000,000	1,948,596
Series 07-1, Class M2, 6.138%, due 01/25/37 (1)	1,501,702	1,379,806
Residential Accredit Loans, Inc., Series 06-Q55, Class M1, 6.000%, due 05/25/36	1,081,980	811,485
Series 06-QS5, Class A6, 6.000%, due 05/25/36	959,202	973,180
Series 07-QS6, A29, 6.000%, due 04/25/37	1,428,874	1,439,600
Residential Funding Mortgage Securities I, Series 06-S6, Class M1, 6.000%, due 07/25/36	445,937	416,262
Structured Adjustable Rate Mortgage Loan Trust,
Series 07-3, Class B2II, 5.877%, due 04/25/37 (1)	1,821,032	1,750,325
WaMu Mortgage Pass-Through Certificates, Series 06-AR14, Class 1B1, 5.648%, due 11/25/36 (1)	1,099,156	1,056,426
Series 07-HY5, Class 2B1, 5.721%, due 05/25/37 (1)	2,454,606	2,350,285
Series 07-HY1, Class LB2, 5.798%, due 02/25/37 (1)	549,477	512,730
Series 07-HY1, Class 3A3, 5.884%, due 02/25/37 (1)	1,000,000	992,655
Series 07-HY7, Class 3A1, 5.920%, due 07/25/37 (1)	983,131	985,131
Wells Fargo Alternative Loan Trust, Series 07-PA1, Class B1, 6.250%, due 03/25/37	1,991,597	1,862,705
Wells Fargo Mortgage Backed Securities Trust, Series 07-3, Class CRB1, 6.000%, due 04/25/37	498,381	466,660
Series 07-4, Class B1, 6.000%, due 04/25/37	1,993,640	1,975,717
Series 07-11, Class B2, 6.000%, due 08/25/37	799,237	736,643
Series 07-11, Class B3, 6.000%, due 08/25/37	524,499	418,273
Series 06-AR19, Class B1, 6.149%, due 12/25/36 (1)	1,248,282	1,227,818
Total mortgage & agency debt securities (cost $96,664,619)		95,749,073

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount		Value
Stripped mortgage-backed security — 0.02%
Structured Adjustable Rate Mortgage Loan Trust, Series 05-21, Class 6AX, IO, 5.500%, due 11/25/35 (1),(4) (cost $116,428)		738,887	$93,827

Total US bonds (cost $253,840,363)			241,315,860

International bonds — 39.49%
International corporate bonds — 25.27%
Austria — 0.54%
Wienerberger AG, 6.500%, due 02/09/17 (1),(3)	EUR	2,100,000	2,750,474

Canada — 1.04%
Abitibi-Consolidated, Inc., 6.950%, due 04/01/08		$1,975,000	1,886,125
8.550%, due 08/01/10		400,000	330,000
Bowater Canada Finance Corp., 7.950%, due 11/15/11		850,000	699,125
Quebecor World Capital Corp., 4.875%, due 11/15/08		925,000	897,250
Stone Container Finance, 7.375%, due 07/15/14		1,540,000	1,470,700
			5,283,200
France — 8.21%
BNP Paribas, 5.250%, due 12/17/12	EUR	3,565,000	5,124,937
Compagnie de Financement Foncier, 2.375%, due 01/29/09		21,800,000	30,268,218
France Telecom SA, 6.750%, due 03/14/08		1,275,000	1,831,246
7.250%, due 01/28/13		1,405,000	2,210,109
Veolia Environnement, 4.875%, due 05/28/13		1,530,000	2,141,294
			41,575,804
Germany — 4.27%
Eurohypo AG, 4.000%, due 01/15/10	EUR	6,900,000	9,752,048
Iesy Hessen GmbH & Co KG and Ish NRW GmbH, 7.121%, due 04/15/13 (1)		270,000	372,494
Kreditanstalt fuer Wiederaufbau, 3.500%, due 07/15/09		3,720,000	5,221,905
5.550%, due 06/07/21	GBP	3,000,000	6,277,701
			21,624,148

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount		Value
International bonds — (continued)
International corporate bonds — (continued)
Ireland — 0.79%
Allied Irish Banks PLC 4.781%, due 12/17/14 (1),(3)	EUR	1,970,000	$2,428,542
Diamond Finance PLC, 6.000%, due 05/18/15 (1),(2)	BRL	1,560,000	1,391,813
Smurfit Kappa Funding PLC, 7.750%, due 04/01/15	EUR	110,000	154,894
			3,975,249
Italy — 0.69%
Sanpaolo IMI SpA, 6.375%, due 04/06/10	EUR	2,350,000	3,478,313

Kazakhstan — 0.07%
CenterCredit International BV, 8.250%, due 09/30/11(5)	KZT	47,000,000	357,503

Luxembourg — 1.35%
Erste Europaeische Pfandbrief und Kommunalkreditbank AG, 5.000%, due 02/16/16		$2,400,000	2,377,627
SGL Carbon Luxembourg SA, 8.500%, due 02/01/12	EUR	100,000	149,368
Hellas Telecommunications Luxembourg III, 8.500%, due 10/15/13(2)		300,000	440,619
Lighthouse International Co. SA, 8.000%, due 04/30/14		800,000	1,182,112
Telecom Italia Finance SA, 6.575%, due 07/30/09		1,400,000	2,000,922
7.250%, due 04/20/11		450,000	685,295
			6,835,943
Netherlands — 2.00%
Koninklijke KPN NV, 8.000%, due 10/01/10		$2,500,000	2,689,075
Linde Finance BV, 7.375%, due 07/14/66 (1)	EUR	1,500,000	2,203,563
RWE Finance BV, 4.625%, due 08/17/10	GBP	2,100,000	4,144,311
5.375%, due 04/18/08	EUR	770,000	1,100,594
			10,137,543
Philippines — 0.28%
National Power Corp., 8.400%, due 12/15/16		$1,300,000	1,417,000

Sweden — 1.09%
Svenska Handelsbanken AB, 6.125%, due 03/04/09 (1),(3)	GBP	2,730,000	5,543,688

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount		Value
International bonds — (continued)
International corporate bonds — (continued)
United Kingdom — 4.94%
ABB International Finance Ltd., 4.625%, due 06/06/13	EUR	1,680,000	$2,359,662
Alliance & Leicester PLC, 4.250%, due 12/30/08	GBP	3,150,000	6,264,771
Anglo Irish Capital UK LP, 5.219%, due 09/29/16 (1),(3)	EUR	1,600,000	1,940,570
Bank of Scotland PLC, 5.995%, due 11/22/12 (1)		$650,000	651,123
6.375%, due 08/16/19	GBP	3,145,000	6,459,495
Barclays Bank PLC, 4.750%, due 03/15/20 (1),(3)	EUR	2,150,000	2,485,622
Getin Finance PLC, 6.309%, due 05/13/09 (1)		530,000	736,860
6.479%, due 04/25/08 (1)		250,000	355,061
National Grid Electricity Transmission PLC, 4.125%, due 09/18/08		800,000	1,134,225
National Grid PLC, 5.250%, due 06/02/11	GBP	590,000	1,168,753
Reed Elsevier Investments PLC, 5.625%, due 10/20/16		750,000	1,464,235
			25,020,377
Total international corporate bonds (cost $119,304,598)			127,999,242

International asset-backed security — 0.02%
United Kingdom — 0.02%
Whinstone Capital Management Ltd., Series 1A, Class B2 5.129%, due 10/25/44 (1),(2) (cost $94,184)	EUR	77,835	110,434

International collateralized debt obligations — 4.56%
Cayman Islands — 2.45%
Abacus Ltd., Series 05-CB1A, Class F, 9.629%, due 05/28/41 (1),(2),(4),(5)		$250,000	50,000
ACA ABS, Series 06-2, due 12/31/49 (2),(4),(7)		600,000	45,660
Acacia CDO Ltd., Series 10A, Class SUB, due 09/07/46 (2),(4),(5),(7)		280,000	98,000
Aladdin CDO I Ltd, Series 06-2A, Class 10D, 13.088%, due 10/31/16 (1),(2),(4)		250,000	222,750
Atrium CDO Corp., Series 5X, Class SUB, due 07/20/20 (4),(7)		180,000	158,400
Avenue CLO Fund Ltd., Series 06-3A, Class B2L, 9.360%, due 07/20/18 (1),(2),(4)		220,000	172,568
Series 06-4I, Class SUB, due 11/07/18 (4),(7)		310,000	248,186
Series 07-5I, Class SUB, due 04/25/19 (4),(7)		330,000	261,921
Avenue CLO III Fund Ltd., due 07/20/18 (2),(4),(7)		150,000	130,125

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
International collateralized debt obligations — (continued)
Cayman Islands — (continued)
Babson CLO Ltd., Series 07-1A, Class INC, due 01/18/21 (2),(4),(7)	250,000	$250,000
Black Diamond CLO Ltd., Series 05-2X, Class IN, due 01/07/18 (4),(7)	110,000	99,000
Series 06-1A, Class INC., due 04/29/19 (4),(7)	400,000	380,000
Series 06-1A, Class E, 8.660%, due 04/29/19 (1),(4)	560,000	419,720
Series 05-2A, Class E1, 9.860%, due 01/07/18 (1),(2),(4)	250,000	202,300
Series 05-1A, Class E, 10.588%, due 06/20/17 (1),(4)	350,000	292,985
Blackrock Senior Income Series Corp., Series 07-5A, Class SUB, due 08/13/19 (2),(4),(7)	300,000	246,000
Callidus Debt Partners CDO Fund I Ltd., Series 5A, Class INC, due 11/20/20 (2),(4),(7)	200,000	176,000
CIFC Funding, Series 06-II, due 03/01/21 (2),(4),(7)	250,000	225,000
Cratos CLO Ltd., Series 07-1A, Class D, 7.755%, due 05/19/21 (1),(2),(4)	250,000	210,000
Credit-Based Asset Servicing and Securitization CBO Ltd., Series 15A, Class D, 8.430%, due 02/16/41 (1),(2),(4),(5)	238,308	119,154
Series 18A, Class D, 10.453%, due 03/13/47 (1),(2),(4),(5)	792,809	122,489
De Meer Middle Market CLO Ltd., Series 06-1A, Class E, 9.360%, due 10/20/18 (1),(2),(4)	223,155	184,529
Denali Capital CLO VII Ltd., Series 07-1A, Class B2L, 9.620%, due 01/22/22 (1),(2),(4)	290,000	226,200
Emporia Preferred Funding, Series 07-3A, Class D, 6.805%, due 04/23/21 (1),(2),(4)	250,000	191,715
Series 07-3A, Class E, 9.005%, due 04/23/21 (1),(2),(4)	250,000	173,318
FM Leveraged Capital Fund II, due 11/20/20 (2),(4),(7)	370,000	288,274
FM Leveraged Capital Fund, Series 06-2A, Class E, 9.308%, due 11/15/20 (1),(2),(4)	400,000	294,536
Galena CDO Ltd., Series II-AIRL, Class A1U, 6.025%, due 04/07/17 (1),(2),(4),(5)	1,000,000	874,830
Gresham Street CDO Funding, Series 03-1X, Class D, 8.610%, due 11/07/33 (1),(4)	100,000	88,137
GSC Partners CDO Fund V, Ltd. due 11/20/16 (2),(4),(7)	250,000	175,000
GSC Partners CDO Fund Ltd., Series 07-8A, Class SUB, due 04/17/21 (2),(4),(7)	240,000	240,000
Gulf Stream - Sextant CLO Ltd., Series 07-1A, Class SUB, due 06/17/21 (2),(4),(7)	520,000	452,400
Series 06-1A, Class D, 7.100%, due 08/21/20 (1),(2),(4)	170,000	141,763
Harbourview CLO VI Ltd., Series 6A, Class D, 8.900%, due 12/27/19 (1),(2),(4),(5)	370,000	264,550
Herald Ltd.29, 9.194%, due 09/16/45 (1),(4)	300,000	192,570
ING Investment Management CLO II Ltd., due 08/01/20 (2),(4),(7)	300,000	255,000
Ischus CDO Ltd., Series 06-S1, Class B1L, 9.360%, due 04/12/41 (1),(2),(4)	731,605	219,481
Kingsland Ltd., Series 07-5A, Class SUB, due 07/14/21 (2),(4),(7)	220,000	176,000

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount		Value
International collateralized debt obligations — (continued)
Cayman Islands — (continued)
Series 07-5A, Class E, 9.610%, due 07/14/21 (1),(2),(4)		250,000	$197,935
Lenox CDO Ltd., Series 05-1A, Class E1, 9.075%, due 11/14/43 (1),(2),(4),(5)		246,661	152,042
Lightpoint CLO Ltd., Series 06-4A, Class C, 7.160%, due 04/15/18 (1),(2),(4)		550,000	458,634
Logan CDO Ltd., Series II-A, Class E, 12.860%, due 05/04/51 (1),(2),(4)		400,000	382,080
Series III-A, Class E, 20.360%, due 07/05/57 (1),(2),(4),(5)		390,000	186,654
Octans CDO Ltd., Series 06-2A, Class D, 8.800%, due 11/12/51 (1),(2),(4)		291,202	92,448
Race Point CLO, Series 06-3, Class E, 9.610%, due 04/15/20 (1),(2),(4)		500,000	404,860
Rockwall Investors Corp., due 08/01/21 (2),(4),(7)		200,000	160,000
Rockwall CDO Ltd., Series 06-1A, Class B1L, 7.606%, due 08/01/21 (1),(2),(4)		300,000	243,570
Saturn CLO Ltd., Series 07-1A, Class D, 9.374%, due 05/13/22 (1),(2),(4)		250,000	196,040
Stanfield Veyron CLO Ltd., Series 06-1A, Class D, 6.960%, due 07/15/18 (1),(2),(4)		200,000	165,240
Trimaran CLO Ltd., Series 06-2A, Class C1, due 11/01/18 (4),(7)		280,000	238,000
Series 07-1A, Class C1, due 06/15/21 (4),(7)		530,000	492,900
Series 07-1A, Class B2L, 9.094%, due 06/15/21 (1),(2),(4)		200,000	148,140
Series 06-2A, Class B2L, 9.106%, due 11/01/18 (1),(2),(4)		410,000	314,347
			12,401,451
Ireland — 0.74%
Adagio CLO BV, Series III-A, Class SUB, due 09/15/22 (2),(4),(7)	EUR	390,000	500,509
Adagio CLO, Series III-A, Class E, 8.505%, due 09/15/22 (1),(2),(4)		270,000	331,491
Avoca CLO I BV, Series VI-A, Class M, due 01/16/23 (2),(4),(7)		250,000	331,533
Cairn Mezzanine ABS CDO PLC, Series 06-1A, Class SUB, due 12/09/46 (2),(4),(5),(7)		$580,000	116,000
Series 06-1A, Class 7, 11.724%, due 12/09/46 (1),(2),(4),(5)		242,500	48,500
Eirles One Ltd., Series 29, 8.041%, due 10/07/15 (1),(4),(5)	EUR	500,000	652,372
Eurocredit CDO BV, Series VI-X, Class SUB, due 01/16/22 (4),(7)		400,000	432,462
MARC CDO PLC, Series 1A, Class E, 12.803%, due 03/13/53 (1),(2),(4),(5)		$350,000	182,490
Menton CDO PLC, Series II-A, Class E, 12.360%, due 10/24/53 (1),(2),(4),(5)		250,000	164,575
Series III-A, Class E, 12.655%, due 11/28/56 (1),(2),(4),(5)		550,000	268,070
PSION Synthetic CDO PLC, Series I-A, Class E, 10.488%, due 12/21/15 (1),(2),(4)		330,000	284,295
Valleriite CDO, Series 07-A1, Class D1EU, 7.525%, due 12/20/17 (1),(2),(4),(5)	EUR	350,000	437,745
			3,750,042

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face
	amount		Value
International Collateralized debt obligations — (continued)
Luxembourg — 0.34%
Ashwell CDO SA,
due 12/22/77 (2),(4),(7)	GBP	420,000	$773,388
GSC European CDO SA,
Series II-A, Class SUB, due 07/15/20 (2),(4),(7)	EUR	320,000	399,266
GSC European CDO,
Series 07-4A, Class E, 7.444%, due 04/25/23 (4)		470,000	562,965
			1,735,619
Netherlands — 1.03%
Ares Euro CLO BV,
Series 07-1A, Class G1, due 05/15/24 (2),(4),(7)	EUR	250,000	320,839
Series 07-1A, Class E, due 05/15/24 (1),(2),(4),(7)		470,000	569,734
Cadogan Square CLO BV,
Series 3A, Class E, 7.714%, due 01/17/23 (1),(4)		280,000	296,986
Series 2A, Class E, 8.477%, due 08/12/22 (1),(2),(4),(5)		300,000	375,382
Grosvenor Place CLO BV,
Series II-A, Class SUB, 7.500%, due 03/28/23 (2),(4)		530,000	695,293
Harbourmaster CLO Ltd.,
Series 7A, Class C, due 09/22/22 (2),(4),(7)		300,000	388,215
Series PR2A, Class C, due 10/15/22 (2),(4),(7)		150,000	164,633
Series PR2A, Class B2, 8.309%, due 10/15/22 (1),(2),(4)		300,000	341,073
Highlander Euro CDO,
Series 06-2CA, Class F1, due 12/14/22 (2),(4),(5),(7)		450,000	506,925
Series 06-2CA, Class E, 8.323%, due 12/14/22 (2),(4),(5)		250,000	254,889
Laurelin BV,
Series 2A, Class SUB, due 07/15/23 (2),(4),(7)		250,000	338,663
Queen Street CLO,
Series 06-1A, Class F, due 04/15/23 (2),(4)		320,000	450,098
Series 07-1A, Class F, due 08/15/24 (2),(4),(5),(7)		350,000	518,247
			5,220,977
Total international collateralized debt obligations
(cost $29,150,043)			23,108,089

International commercial mortgage-backed securities — 0.34%
Ireland — 0.04%
Fleet Street Finance One PLC,
Series 1, Class A, 6.339%, due 07/20/14 (1)	GBP	109,015	221,372

Luxembourg — 0.30%
EMC PLC,
Series 4, Class A, 4.455%, due 04/30/13 (1)	EUR	1,062,840	1,508,116
Total international commercial mortgage-backed securities
(cost $1,633,272)			1,729,488

International mortgage & agency debt securities — 0.20%
Netherlands — 0.15%
Delphinus BV,
Series 00-1, Class B, 6.250%, due 06/26/32 (1)	EUR	500,000	731,002

United Kingdom — 0.05%
Granite Master Issuer PLC,
Series 05-1, Class A5, 4.821%, due 12/20/54 (1)	EUR	190,000	269,508
Total international mortgage & agency debt securities
(cost $898,527)			1,000,510

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face
	amount		Value
Foreign government bonds — 5.70%
Argentina — 1.68%
Republic of Argentina,
5.389%, due 08/03/12 (1)		$10,350,000	5,868,450
Republic of Argentina, DISC,
Series B, 5.830%, due 12/31/33 (1)	ARS	4,590,000	1,782,368
Republic of Argentina CPI Index Linked Bond,
2.000%, due 03/15/14 (1)		2,220,000	849,373
			8,500,191
Canada — 0.39%
Quebec Province,
6.125%, due 01/22/11		$1,880,000	1,962,908

Egypt — 0.89%
Egypt Treasury Bill
0.000%, due 05/29/08 (1)		$4,300,000	4,514,699

Germany — 0.52%
Deutsche Bundesrepublik,
4.000%, due 01/04/37	EUR	2,045,000	2,644,553

Japan — 1.02%
Japan Bank for International Cooperation,
5.250%, due 03/23/16		$5,100,000	5,178,050

Russia — 0.98%
Russian Federation,
7.500%, due 03/31/30(6)		$4,427,750	4,948,011

Venezuela — 0.22%
Republic of Venezuela,
5.750%, due 02/26/16		$1,290,000	1,090,050
Total foreign government bonds
(cost $29,194,557)			28,838,462

Sovereign/supranational bonds — 3.40%
European Investment Bank,
6.250%, due 12/07/08	GBP	7,900,000	16,220,538
6.250%, due 04/15/14		470,000	999,393
Total sovereign/supranational bonds
(cost $16,380,506)			17,219,931

Total international bonds
(cost $196,655,687)			200,006,156

Total bonds
(cost $450,496,050)			441,322,016

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares
Investment company — 5.73%
UBS U.S. Securitized Mortgage Relationship Fund (8)
(cost $27,576,862)	2,311,377	$29,040,599

Short-term investments — 0.43%
Investment company — 0.00% (9)
UBS U.S. Cash Management Prime Relationship Fund, 5.26% (8),(10) (cost $ 4)	4	4

	Face
	amount
US government obligations — 0.43%
US Treasury Bills,
4.53%, due 12/20/07(11),(12)
(cost $2,181,408)	$2,203,000	2,184,995

Total short-term investments
(cost $2,181,412)		2,184,999

Total investments — 93.29%
(cost $480,254,324)		472,547,614
Cash and other assets, less liabilities – 6.71%		33,976,054
Net assets — 100.00%		$506,523,668

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $480,254,324; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$15,517,984
Gross unrealized depreciation	(23,224,694)
Net unrealized depreciation	$(7,706,710)

(1)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $52,192,221 or 10.30% of net assets.

(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $36,505,269 or 7.21% of net assets.
(5)

Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007, the value of these securities amounted to $10,791,419, or 2.13% of net assets.

(6)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(7)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of these securities.
(8)	Investment in affiliated mutual fund.
(9)	Amount represents less than 0.005%.
(10)	The rate shown reflects the yield at September 30, 2007.
(11)	The rate shown is the effective yield at the date of purchase.
(12)	This security was delivered to cover margin requirements for futures contracts.

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

ABS	Asset-backed securities
CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CPI	Consumer Price Index
DISC	Discount bond
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
MLCC	Merrill Lynch Credit Corp.
IO

Interest only security - This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

Currency type abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
GBP	Great Britain Pound
KZT	Kazakhstan Tenge

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Restricted securities

					09/30/07
			Acquisition cost	09/30/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
Abacus Ltd., Series 05-CB1A, Class F, 9.629%, due 05/28/41	04/24/06	$252,656	0.05%	$50,000	0.01%
ACA ABS, Series 06-2, due 12/31/49	11/16/06	480,000	0.09	45,660	0.01
Acacia CDO Ltd., Series 10A, Class SUB, due 09/07/46	07/17/06	127,708	0.03	98,000	0.02
ACE Securities Corp.,
Series 06-SL1, Class B1, 8.131%, due 09/25/35	01/20/06	678,151	0.13	40,760	0.01
Adagio CLO BV, Series III-A, Class SUB, due 09/15/22	07/21/06	495,164	0.10	500,509	0.10
Adagio CLO, Series III-A, Class E, 8.505%, due 09/15/22	07/21/06	340,234	0.07	331,491	0.07
Ajax One Ltd.,
Series 2A, Class C, 8.320%, due 09/08/32	11/08/05	487,550	0.10	408,275	0.08
Aladdin CDO I Ltd, Series 06-2A, Class 10D, 13.088%, due 10/31/16	06/23/06	250,000	0.05	222,750	0.04
Ares Euro CLO BV,
Series 07-1A, Class G1, due 05/15/24	03/16/07	332,800	0.07	320,839	0.06
Series 07-1A, Class E, 7.629%, due 05/15/24	03/16/07	625,664	0.12	569,734	0.11
Ares CLO Funds
Series 06-1A, Class D, 7.399%, due 02/24/18	02/16/06	885,550	0.17	713,691	0.14
Ares X CLO Ltd.,
Series 05-1A, Class D2, 7.646%, due 09/18/17	09/20/05	498,125	0.10	387,100	0.08
Ashwell CDO SA,
due 12/22/77	01/29/07	397,209	0.08	405,108	0.08
due 12/22/77	08/07/07	380,784	0.08	368,280	0.07
Avenue CLO Fund Ltd., Series 06-3A, Class B2L, 9.360%, due 07/20/18	04/24/06	215,160	0.04	172,568	0.03
Avenue CLO III Fund Ltd., due 07/20/18	04/24/06	146,625	0.03	130,125	0.03
Avery Street CLO,
Series 06-1A, Class E, 10.360%, due 04/05/18	01/31/06	688,100	0.14	562,100	0.11
Avoca CLO I BV, Series VI-A, Class M, due 01/16/23	10/19/06	315,688	0.06	331,533	0.07
Babson CLO Ltd., Series 07-1A, Class INC, due 01/18/21	02/02/07	237,500	0.05	250,000	0.05
Black Diamond CLO Ltd., Series 05-2A, Class E1, 9.860%, due 01/07/18	09/22/05	250,000	0.05	202,300	0.04
Blackrock Senior Income Series Corp., Series 07-5A, Class SUB, due 08/13/19	06/22/07	300,000	0.06	246,000	0.05
Brentwood Investors CDO Corp.,
Series 07-01, due 05/01/16	12/07/06	242,500	0.05	214,725	0.04
Cadogan Square CLO BV,
Series 2A, Class E, 8.477%, due 08/12/22	06/08/06	379,635	0.07	375,382	0.07
Cairn Mezzanine ABS CDO PLC,
Series 06-1A, Class SUB, due 12/09/46	08/11/06	493,000	0.10	116,000	0.02
Series 06-1A, Class 7, 11.724%, due 12/09/46	08/11/06	241,288	0.05	48,500	0.01
Callidus Debt Partners CDO Fund I Ltd., Series 5A, Class INC, due 11/20/20	11/01/06	190,000	0.04	176,000	0.03
CIFC Funding, Series 06-II due 03/01/21	11/22/06	237,500	0.05	225,000	0.04
Colts,
Series 07-1, due 03/20/21	02/09/07	285,000	0.06	262,080	0.05
Commercial Industrial Finance Corp.,
Series 06-2A, Class B2L, 9.580%, due 03/01/21	11/22/06	278,600	0.06	212,772	0.04
Cratos CLO Ltd., Series 07-1A, Class D, 7.755%, due 05/19/21	04/30/07	250,000	0.05	210,000	0.04
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class D, 8.430%, due 02/16/41	01/25/06	238,308	0.05	119,154	0.02
Series 18A, Class D, 10.453%, due 03/13/47	03/06/07	792,809	0.16	122,489	0.02
De Meer Middle Market CLO Ltd., Series 06-1A, Class E, 9.360%, due 10/20/18	08/03/06	223,155	0.04	184,529	0.04
Denali Capital CLO VII Ltd., Series 07-1A, Class B2L, 9.620%, due 01/22/22	04/27/07	285,865	0.06	226,200	0.04
Duke Funding Ltd.,
Series 06-11A, Class B1E, 6.559%, due 08/08/46	09/19/06	1,068,529	0.21	442,195	0.09
Emporia Preferred Funding,
Series 07-3A, Class D, 6.805%, due 04/23/21	02/27/07	250,000	0.05	191,715	0.04
Series 07-3A, Class E, 9.005%, due 04/23/21	02/27/07	250,000	0.05	173,318	0.03
First Franklin Mortgage Loan Backed Certificates,
Series 06-FFA, Class B2, 6.000%, due 09/25/26	11/03/06	700,891	0.14	15,052	0.00
FM Leveraged Capital Fund, Series 06-2A, Class E, 9.308%, due 11/15/20	10/31/06	400,000	0.08	294,536	0.06
FM Leveraged Capital Fund II, due 11/20/20	10/31/06	370,000	0.07	288,274	0.06
Fortius Funding Ltd.,
Series 06-2A, Class INC, 5.374%, due 02/03/42	11/03/06	277,200	0.05	2,800	0.00
Galena CDO Ltd., Series II-AIRL, Class A1U, 6.025%, due 04/07/17	03/08/07	1,000,000	0.20	874,830	0.17
GoldenTree Loan Opportunities III Ltd.,
Series 07-3A, Class SUB, due 05/01/22	02/27/07	430,000	0.08	475,623	0.09
Greywolf CLO Ltd.,
Series 07-1A, Class SUB, due 02/18/21	12/08/06	247,500	0.05	155,000	0.03
Grosvenor Place CLO BV, Series II-A, Class SUB, 7.500%, due 03/28/23	12/15/06	686,465	0.14	695,293	0.14

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Restricted securities (continued)

					09/30/07
			Acquisition cost	09/30/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
GS Mortgage Securities Corp., II,
Series 07-GKK1, Class A1, 5.699%, due 12/20/49	05/02/07	2,001,948	0.40	1,827,700	0.36
GSC European CDO,
Series 07-4A, Class E, 7.444%, due 04/25/23	03/16/07	625,664	0.12	562,965	0.11
GSC European CDO SA, Series II-A, Class SUB, due 07/15/20	07/18/06	386,262	0.08	399,266	0.08
GSC Partners CDO Fund Ltd., Series 07-8A, Class SUB, due 04/17/21	02/28/07	222,936	0.04	240,000	0.05
GSC Partners CDO Fund V, Ltd., due 11/20/16	02/07/07	230,000	0.05	175,000	0.03
Gulf Stream - Sextant CLO Ltd.,
Series 07-1A, Class SUB, due 06/17/21	05/17/07	520,000	0.10	452,400	0.09
Series 06-1A, Class D, 7.100%, due 08/21/20	07/26/06	170,000	0.03	141,763	0.03
Harbourmaster CLO Ltd.,
Series 7A, Class C, due 09/22/22	10/31/06	363,746	0.07	388,215	0.08
Series PR2A, Class C, due 10/15/22	08/03/06	182,486	0.04	164,633	0.03
Series PR2A, Class B2, 8.309%, due 10/15/22	08/03/06	384,180	0.08	341,073	0.07
Harbourview CLO VI Ltd., Series 6A, Class D, 8.900%, due 12/27/19	10/20/06	363,584	0.07	264,550	0.05
Hereford Street ABS CDO Ltd.,
Series 05-1A, Class D, 8.260%, due 01/03/45	11/04/05	696,500	0.14	295,687	0.06
Hewett’s Island CDO Ltd.,
Series 06-4A, Class C, 6.110%, due 05/09/18	04/11/06	249,360	0.05	217,300	0.04
Series 06-4A, Class D1, 7.010%, due 05/09/18	04/11/06	247,857	0.05	209,775	0.04
Series 07-6A, Class D, 7.630%, due 06/09/19	05/09/07	247,467	0.05	215,747	0.04
Series 06-4A, Class E, 9.910%, due 05/09/18	04/11/06	346,364	0.07	283,990	0.06
Highlander Euro CDO,
Series 06-2CA, Class F1, due 12/14/22	11/28/06	576,071	0.11	506,925	0.10
Series 06-2CA, Class E, 8.323%, due 12/14/22	11/28/06	329,608	0.07	254,889	0.05
Home Equity Mortgage Trust,
Series 06-4, Class B2, 9.505%, due 11/25/36	07/26/06	306,549	0.06	—	0.00
ING Investment Management CLO II Ltd., due 08/01/20	06/30/06	300,000	0.06	255,000	0.05
Ischus CDO Ltd., Series 06-S1, Class B1L, 9.360%, due 04/12/41	02/21/06	714,575	0.14	219,481	0.04
Kingsland Ltd.,
Series 07-5A, Class SUB, due 07/14/21	05/02/07	209,000	0.04	176,000	0.03
Series 07-5A, Class E, 9.610%, due 07/14/21	05/02/07	241,728	0.05	197,935	0.04
Laurelin BV, Series 2A, Class SUB, due 07/15/23	06/05/07	337,988	0.07	338,663	0.07
Lenox CDO Ltd., Series 05-1A, Class E1, 9.075%, due 11/14/43	11/23/05	238,644	0.05	152,042	0.03
Lightpoint CLO Ltd., Series 06-4A, Class C, 7.160%, due 04/15/18	03/03/06	550,000	0.11	458,634	0.09
Logan CDO Ltd.,
Series II-A, Class E, 12.860%, due 05/04/51	04/11/06	398,000	0.08	382,080	0.08
Series III-A, Class E, 20.360%, due 07/05/57	06/08/07	390,000	0.08	186,654	0.04
Longport Funding Ltd.,
Series 07-1A, Class D, 11.610%, due 04/12/51	05/31/07	428,500	0.08	261,700	0.05
Longshore CDO Funding Ltd.,
Series 06-1A, Class D, 8.260%, due 05/03/46	01/10/06	367,913	0.07	125,704	0.02
MARC CDO PLC, Series 1A, Class E, 12.803%, due 03/13/53	11/30/05	349,125	0.07	182,490	0.04
MC Funding Ltd.,
Series 06-1, due 12/20/20	12/08/06	482,876	0.10	387,296	0.08
Series 06-1A, Class E, 9.338%, due 12/20/20	12/08/06	640,000	0.13	475,597	0.09
Menton CDO PLC,
Series II-A, Class E, 12.360%, due 10/24/53	10/10/05	249,375	0.05	164,575	0.03
Series III-A, Class E, 12.655%, due 11/28/56	10/18/06	550,000	0.11	268,070	0.05
Merrill Lynch Mortgage Investors, Inc.,
Series 04-SL2, Class B4, 9.881%, due 06/25/35	02/10/06	1,082,250	0.21	200,720	0.04
Octans CDO Ltd., Series 06-2A, Class D, 8.800%, due 11/12/51	09/20/06	291,202	0.06	92,448	0.02
OHA Park Avenue CLO Ltd.,
Series 07-1A, Class SUB, due 03/14/22	02/26/07	370,000	0.07	308,950	0.06
PSION Synthetic CDO PLC, Series I-A, Class E, 10.488%, due 12/21/15	12/15/05	314,985	0.06	284,295	0.06
Queen Street CLO,
Series 06-1A, Class F, due 04/15/23	12/12/06	424,960	0.08	450,098	0.09
Series 07-1A, Class F, due 08/15/24	05/18/07	463,444	0.09	518,247	0.10
Race Point CLO, Series 06-3, Class E, 9.610%, due 04/15/20	03/10/06	500,000	0.10	404,860	0.08
Rockwall CDO Ltd., Series 06-1A, Class B1L, 7.606%, due 08/01/21	04/24/06	297,750	0.06	243,570	0.05
Rockwall Investors Corp., due 08/01/21	04/24/06	198,500	0.04	96,000	0.02
Sagittarius CDO Ltd.,
Series 07-1A, Class C, 7.920%, due 12/10/51	02/13/07	1,040,000	0.21	503,474	0.10
Saturn CLO Ltd.,
Series 07-1A, Class D, 9.374%, due 05/13/22	04/20/07	238,025	0.05	196,040	0.04
Shasta CLO I Ltd., due 04/20/21	12/20/06	731,500	0.14	723,800	0.14
Spirit CBO,
Series 04-2A, Class D, 6.097%, due 10/27/10	11/16/05	702,084	0.14	568,592	0.11
Stanfield Veyron CLO Ltd., Series 06-1A, Class D, 6.960%, due 07/15/18	06/13/06	199,300	0.04	165,240	0.03
Taberna Preferred Funding Ltd.,
Series 06-7A, Class A3L, 6.810%, due 02/05/37	09/15/06	232,629	0.05	120,000	0.02
Series 06-7A, Class B1L, 8.310%, due 02/05/37	09/15/06	303,800	0.06	15,500	0.01

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Restricted securities (continued)

					09/30/07
			Acquisition cost	09/30/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
Tricadia CDO Ltd.,
Series 05-3A, Class B1L, 8.703%, due 06/25/41	11/01/05	472,574	0.09	397,728	0.08
Series 05-4A, Class B1L, 8.975%, due 12/11/40	12/01/05	495,452	0.10	414,088	0.08
Series 06-5A, Class F, 11.598%, due 06/19/46	05/09/06	577,220	0.11	228,433	0.05
Trimaran CLO Ltd.,
Series 07-1A, Class B2L, 9.094%, due 06/15/21	03/09/07	198,806	0.04	148,140	0.03
Series 06-2A, Class B2L, 9.106%, due 11/01/18	07/28/06	407,950	0.08	314,347	0.06
Valleriite CDO,
Series 07-A1, Class D1EU, 7.525%, due 12/20/17	06/12/07	465,868	0.09	437,745	0.09
		$43,109,518	8.57%	$30,464,404	5.99%

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Forward foreign currency contracts

UBS Absolute Return Bond Fund had the following open forward foreign currency contracts as of September 30, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		date	(depreciation)
Australian Dollar	7,755,000	USD	6,352,818	12/12/07	$(508,108)
Canadian Dollar	15,385,000	USD	14,755,147	12/12/07	(724,226)
Euro	131,810,000	USD	179,643,849	12/12/07	(8,572,044)
Great Britain Pound	40,885,000	USD	81,979,740	12/12/07	(1,537,003)
Swedish Krona	65,535,207	CHF	11,785,000	12/12/07	(16,081)
United States Dollar	26,752,837	CHF	32,185,000	12/12/07	1,035,839
United States Dollar	2,917,288	EUR	2,095,000	12/12/07	74,233
United States Dollar	20,789,986	JPY	2,370,100,000	12/12/07	24,848
United States Dollar	16,181,837	SEK	111,310,000	12/12/07	1,127,853
United States Dollar	5,454,593	SGD	8,275,000	12/12/07	145,370
Net unrealized depreciation on forward foreign currency contracts					$(8,949,319)

Currency type abbreviations:
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Futures contracts

UBS Absolute Return Bond Fund had the following open futures contracts as of September 30, 2007:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
US Treasury futures sell contracts:
2 Year US Treasury Notes, 480 contracts (USD)	December 2007	$99,131,506	$99,382,500	$(250,994)
5 Year US Treasury Notes, 1,030 contracts (USD)	December 2007	110,028,679	110,242,188	(213,509)
10 Year US Treasury Notes, 700 contracts (USD)	December 2007	76,336,835	76,496,875	(160,040)

Interest futures buy contracts:
90 Day Euro-Dollar 525 contracts (USD)	December 2007	124,834,044	124,890,938	56,894
90 Day Euro-Dollar 525 contracts (USD)	December 2009	125,088,734	125,081,250	(7,484)

Interest futures sell contracts:
90 Day Euro-Dollar 1,050 contracts (USD)	December 2008	250,804,584	251,173,125	(368,541)
EURO-Bobl, 390 contracts (EUR)	December 2007	59,969,721	59,883,055	86,666
EURO-Bund,170 contracts (EUR)	December 2007	27,457,041	27,314,928	142,113
EURO-Schatz, 330 contracts (EUR)	December 2007	48,681,892	48,637,443	44,449
Japanese 10 Year Bond, 7 contracts (JPY)	December 2007	8,245,915	8,223,393	22,522
Long Gilt, 50 contracts (GBP)	December 2007	10,916,424	10,939,962	(23,538)
Net unrealized depreciation on futures contracts				$(671,462)

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at September 30, 2007 was $4,086,820.

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Bonds
US Bonds
US corporate bonds
Auto components	0.29%
Automobiles	0.49
Capital markets	2.45
Commercial banks	0.75
Commercial services & supplies	0.39
Consumer finance	2.22
Containers & packaging	0.02
Diversified financial services	5.69
Diversified telecommunication services	0.88
Electric utilities	0.04
Electronic equipment & instruments	0.08
Energy equipment & services	0.24
Food & staples retailing	0.70
Hotels, restaurants & leisure	0.31
Independent power producers & energy traders	0.49
Industrial conglomerates	0.15
Insurance	0.64
Media	0.98
Metals & mining	0.04
Office electronics	0.38
Oil, gas & consumable fuels	0.48
Paper & forest products	0.23
Semiconductors & semiconductor equipment	0.13
Textiles, apparel & luxury goods	0.39
Thrifts & mortgage finance	1.93
Tobacco	0.28
Wireless telecommunication services	0.08
Total US corporate bonds	20.75

Asset-backed securities	3.38
Collateralized debt obligations	1.94
Commercial mortgage-backed securities	2.65
Mortgage & agency debt securities	18.90
Stripped mortgage-backed security	0.02
Total US bonds	47.64

International bonds
International corporate bonds
Building products	0.54
Chemicals	0.03
Commercial banks	13.28
Commercial services & supplies	0.18
Construction & engineering	0.90
Containers & packaging	0.29
Diversified financial services	2.63
Diversified telecommunication services	1.86

UBS Absolute Return Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Electric utilities	1.54
Media	0.31
Multi-utilities	0.65
Paper & forest products	0.58
Thrifts & mortgage finance	2.39
Wireless telecommunication services	0.09
Total international corporate bonds	25.27
International asset-backed security	0.02
International collateralized debt obligations	4.56
International commercial mortgage-backed securities	0.34
International mortgage & agency debt securities	0.20
Foreign government bonds	5.70
Sovereign/supranational bonds	3.40
Total international bonds	39.49
Total bonds	87.13
Investment company
UBS U.S. Securitized Mortgage Relationship Fund	5.73
Short-term investments	0.43
Total investments	93.29
Cash and other assets, less liabilities	6.71
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Absolute Return Bond Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS Global Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face
	amount		Value
Bonds — 83.37%
US bonds — 24.31%
US corporate bonds — 12.56%
American Cellular Corp.,
Series B, 10.000%, due 08/01/11		$58,000	$60,610
ArvinMeritor, Inc.,
8.125%, due 09/15/15		50,000	48,500
Bank One Corp.,
7.875%, due 08/01/10		675,000	722,198
Cincinnati Bell, Inc.,
7.250%, due 07/15/13		150,000	151,125
Citigroup, Inc.,
5.000%, due 09/15/14		400,000	385,567
5.500%, due 02/15/17		900,000	883,904
6.000%, due 08/15/17		700,000	716,256
Comcast Cable Communications LLC,
6.750%, due 01/30/11		150,000	155,580
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08		575,000	554,157
CSC Holdings, Inc.,
Series B, 8.125%, due 08/15/09		150,000	152,625
Daimler Finance N.A. LLC,
7.200%, due 09/01/09		500,000	518,642
Deluxe Corp.,
5.000%, due 12/15/12		150,000	132,000
Dynegy Holdings, Inc.,
8.375%, due 05/01/16		75,000	75,375
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09		380,000	367,028
Freeport-McMoRan Copper & Gold, Inc.,
8.250%, due 04/01/15		150,000	162,000
Freescale Semiconductor, Inc.,
10.125%, due 12/15/16		150,000	139,500
General Electric Capital Corp.,
4.375%, due 01/20/10	EUR	505,000	714,448
5.500%, due 09/15/67(1),(2)		600,000	848,974
6.750%, due 03/15/32		$110,000	121,107
GMAC LLC,
7.250%, due 03/02/11		100,000	96,942
Harland Clarke Holdings Corp.,
10.308%, due 05/15/15(2)		85,000	75,863
HSBC Finance Corp.,
6.750%, due 05/15/11		350,000	365,038
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14		50,000	49,750
JPMorgan Chase Bank N.A.,
4.375%, due 11/30/21(2)	EUR	350,000	456,372
Kraft Foods, Inc.,
5.625%, due 11/01/11		$200,000	201,254
Kroger Co.,
8.050%, due 02/01/10		350,000	372,269
Landry’s Restaurants, Inc.,
Series B, 7.500%, due 12/15/14		250,000	248,750
Lehman Brothers Holdings, Inc.,
4.861%, due 03/05/10(2)	EUR	450,000	639,744
Levi Strauss & Co.,
12.250%, due 12/15/12		$275,000	295,689
LIN Television Corp.
6.500%, due 05/15/13		25,000	24,313
Marsh & McLennan Cos., Inc.,
6.250%, due 03/15/12		200,000	205,288
Miller Brewing Co.,
5.500%, due 08/15/13(1)		1,000,000	980,131
Mirant Americas Generation LLC,
8.300%, due 05/01/11		150,000	151,500
Mirant North America LLC,
7.375%, due 12/31/13		75,000	76,125
Morgan Stanley,
5.300%, due 03/01/13		235,000	231,293
5.750%, due 10/18/16		500,000	493,236
Nexstar Finance, Inc.,
7.000%, due 01/15/14		75,000	72,000
Owens-Brockway Glass Container, Inc.,
8.250%, due 05/15/13		250,000	258,750
Residential Capital LLC,
6.224%, due 06/09/08(2)		60,000	55,200
Sanmina-SCI Corp.,
8.444%, due 06/15/14(1),(2)		45,000	42,975
Sheridan Group, Inc.,
10.250%, due 08/15/11		150,000	151,312

UBS Global Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face
	amount		Value
Bonds — (continued)
US bonds — (continued)
US corporate bonds — (continued)
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12		89,000	$91,003
Smurfit-Stone Container Enterprises, Inc.,
8.000%, due 03/15/17		35,000	34,388
Sprint Capital Corp.,
8.375%, due 03/15/12		620,000	682,642
United Rentals North America, Inc.,
7.750%, due 11/15/13		150,000	154,500
Univision Communications, Inc.,
7.850%, due 07/15/11		50,000	50,000
Wal-Mart Stores, Inc.,
6.875%, due 08/10/09		350,000	361,792
Wells Fargo Bank N.A.,
6.450%, due 02/01/11		750,000	778,330
Weyerhaeuser Co.,
6.750%, due 03/15/12		750,000	778,636
Wyeth,
5.500%, due 02/01/14		850,000	845,243
Xerox Capital Trust I,
8.000%, due 02/01/27		100,000	100,886
Total US corporate bonds (cost $16,246,928)			16,330,810

Asset-backed securities — 2.23%
Countrywide Asset-Backed Certificates,
Series 04-SD1, Class A1,
5.471%, due 06/25/33(1),(2)		5,801	5,651
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2,
5.261%, due 12/25/26(2)		200,648	180,081
Series 05-FFA, Class M3,
5.517%, due 03/25/25(3),(4)		500,000	360,601
Ford Credit Floorplan Master Owner Trust,
Series 05-1, Class A,
5.903%, due 05/15/10(2)		150,000	149,747
GSAMP Trust,
Series 06-S1, Class M6,
7.000%, due 11/25/35(3),(4)		500,000	5,000
Home Equity Mortgage Trust,
Series 06-6, Class 2A1,
5.231%, due 03/25/37(2)		36,494	33,596
Series 06-3, Class A1,
5.472%, due 09/25/36(2)		131,358	122,576
Series 06-5, Class A1,
5.500%, due 01/25/37(4)		170,764	156,354
Series 06-4, Class A1,
5.671%, due 11/25/36(4)		28,121	25,542
Indymac Seconds Asset Backed Trust,
Series 06-A, Class A,
5.261%, due 06/25/36(2)		145,990	119,887
Series 06-1, Class A4,
6.166%, due 05/25/36(4)		1,000,000	997,361
Long Beach Mortgage Loan Trust,
Series 06-A, Class A2,
5.548%, due 05/25/36(4)		25,000	15,514
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
6.231%, due 10/25/27(2)		142,532	142,363
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1,Class A,
5.311%, due 09/25/36(2)		89,993	88,567
Morgan Stanley Mortgage Loan Trust,
Series 06-14SL, Class A1,
5.291%, due 11/25/36(2)		38,014	34,642
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1,
5.301%, due 08/25/36(2)		51,052	40,842
SACO I Trust,
Series 06-5, Class 2A1,
5.281%, due 05/25/36(2)		289,505	242,701
Series 06-3, Class A1,
5.311%, due 04/25/36(2)		194,013	170,731
Structured Asset Securities Corp.,
Series 03-AL2, Class A,
3.357%, due 01/25/31(1)		13,855	12,161
Total asset-backed securities (cost $3,565,337)			2,903,917

Collateralized debt obligations — 1.58%
Ares CLO Funds
Series 06-5RA, Class D,
7.399%, due 02/24/18(1),(2),(3),(5)		140,000	112,266
Brentwood CLO Ltd.,
Series 06-1A, Class C,
6.956%, due 02/01/22(1),(2),(3)		250,000	198,050
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L,
6.130%, due 05/10/21(1),(2),(3)		200,000	169,700
Duke Funding Ltd.,
Series 06-11A, Class B1E,
6.559%, due 08/08/46(1)(3)	EUR	180,000	89,835
Global Leveraged Capital Credit Opportunity Fund,
Series 06-1A, Class C,
6.360%, due 12/20/18(1),(2),(3),(5)		$250,000	229,150
Halcyon Loan Investors CLO Ltd.,
Series 06-1A, Class C,
6.950%, due 11/20/20(1),(2),(3)		250,000	204,750
Hewett’s Island CDO Ltd.,
Series 07-6A, Class D,
7.630%, due 06/09/19(1),(2),(3)		250,000	215,747
Highland Credit Opportunities CDO Ltd.,
Series 06-1A, Class C,
6.206%, due 11/01/13(1),(2),(3)		250,000	247,500
Longport Funding Ltd.,
Series 07-1A, Class D,
11.610%, due 04/12/51(1),(2),(3)		250,000	130,850
Sagittarius CDO Ltd.,
Series 07-1A, Class C,
7.920%, due 12/10/51(1),(2),(3)		250,000	121,027
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3, 6.810%, due 08/05/36(1),(2),(3)		200,000	80,000
Series 06-7A, Class A3L, 6.810%, due 02/05/37(1),(2),(3)		330,000	165,000
Series 06-7A, Class B1L, 8.310%, due 02/05/37(1),(2),(3)		200,000	10,000
Tricadia CDO Ltd.,
Series 05-4A, Class B1L, 8.975%, due 12/11/40(1),(2),(3)		92,211	76,683
Total collateralized debt obligations (cost $3,064,581)			2,050,558

UBS Global Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face
	amount		Value
Bonds — (continued)
US bonds — (continued)
Commercial mortgage-backed securities — 1.22%
Bear Stearns Commercial Mortgage Securities Trust,
Series 00-WF2, Class A2, 7.320%, due 10/15/32(2)		80,000	$84,376
Citigroup Commercial Mortgage Trust,
Series 07-C6, Class A4, 5.889%, due 12/10/49(2)		250,000	252,734
First Union Commercial Mortgage Securities, Inc.,
Series 97-C2, Class A3, 6.650%, due 11/18/29		6,269	6,255
Hilton Hotel Pool Trust,
Series 00-HLTA, Class A1, 7.055%, due 10/03/15(1)		213,960	219,502
JPMorgan Commercial Mortgage Finance Corp.,
Series 99-C8, Class A2, 7.400%, due 07/15/31		70,575	72,372
Mach One Trust Commercial Mortgage-Backed,
Series 04-1A, Class A1, 3.890%, due 05/28/40(1)		39,639	39,428
Morgan Stanley Capital I,
Series 05-HQ7, Class A4, 5.374%, due 11/14/42(2)		870,000	858,774
PNC Mortgage Acceptance Corp.,
Series 00-C1, Class A2, 7.610%, due 02/15/10		651	678
TIAA Retail Commercial Trust,
Series 01-C1A, Class A2, 6.300%, due 06/19/21(1)		53,002	53,140
Total commercial mortgage-backed securities (cost $1,580,461)			1,587,259

Mortgage & agency debt securities — 0.79%
Bear Stearns Adjustable Rate Mortgage Trust,
Series 07-3, Class 2A1, 5.643%, due 05/25/47		246,420	248,214
Federal National Mortgage Association,
6.625%, due 09/15/09		360,000	374,883
Government National Mortgage Association Pool,
# 781276, 6.500%, due 04/15/31		98,326	100,777
Morgan Stanley Mortgage Loan Trust,
Series 06-10SL, Class A1, 5.261%, due 08/25/36(2)		118,686	109,972
WaMu Mortgage Pass -Through Certificates,
Series 07-HY1, Class 3A2, 5.884%, due 02/25/37(2)		200,000	196,892
Total mortgage & agency debt securities (cost $1,019,327)			1,030,738

US government obligations — 5.93%
US Treasury Bonds,
6.250%, due 05/15/30		560,000	665,700
US Treasury Inflation Indexed Notes (TIPS),
2.375%, due 01/15/17		3,718,512	3,745,241
US Treasury Notes,
4.250%, due 11/30/07		3,300,000	3,301,290
Total US government obligations (cost $7,590,422)			7,712,231
Total US bonds (cost $33,067,056)			31,615,513

International bonds — 59.06%
International corporate bonds — 14.03%
Canada — 0.59%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08		$225,000	214,875
8.550%, due 08/01/10		150,000	123,750
Ainsworth Lumber Co. Ltd.,
7.250%, due 10/01/12		9,000	6,165
Bowater Canada Finance Corp.,
7.950%, due 11/15/11		225,000	185,063
Quebecor World Capital Corp.,
4.875%, due 11/15/08		100,000	97,000
Stone Container Finance,
7.375%, due 07/15/14		150,000	143,250
			770,103
Denmark — 0.32%
Dong Energy A/S,
5.500%, due 06/29/3005(2)	EUR	300,000	419,272
France — 2.68%
AXA SA,
7.500%, due 10/26/16(2),(6)	AUD	900,000	757,068
BNP Paribas,
5.250%, due 12/17/12	EUR	140,000	201,260
5.625%, due 08/07/08		100,000	143,562
5.750%, due 01/24/22	GBP	80,000	156,003
Compagnie de Financement Foncier,
2.375%, due 01/29/09	EUR	550,000	763,648
Credit Lyonnais SA,
5.000%, due 11/15/12(2)		210,000	299,426
Lafarge SA,
4.750%, due 03/23/20		700,000	891,860
Veolia Environnement,
4.875%, due 05/28/13		190,000	265,912
			3,478,739
Germany — 2.83%
Eurohypo AG,
3.750%, due 11/05/08	EUR	550,000	778,842
EWE AG,
4.875%, due 10/14/19		170,000	232,574
Kreditanstalt fuer Wiederaufbau,
5.500%, due 12/07/15	GBP	800,000	1,635,144
Landwirtschaftliche Rentenbank,
6.000%, due 09/15/09	AUD	700,000	610,859
6.000%, due 05/30/13		500,000	424,914
			3,682,333

UBS Global Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face
	amount		Value
Bonds — (continued)
US bonds — (continued)
Ireland — 1.30%
Allied Irish Banks PLC,
4.781%, due 12/17/14(2),(6)	EUR	700,000	$862,933
7.500%, due 02/28/11(2),(6)		550,000	823,450
			1,686,383
Luxembourg — 0.66%
Telecom Italia Finance SA,
6.575%, due 07/30/09	EUR	600,000	857,538

Netherlands — 0.49%
E.ON International Finance BV,
6.375%, due 05/29/12	GBP	100,000	206,706
Montell Finance Co. BV,
8.100%, due 03/15/27(1)		$65,000	56,550
RWE Finance BV,
5.500%, due 10/26/07	EUR	265,000	377,989
			641,245
Spain — 1.83%
Ayt Cedulas Cajas Global,
4.250%, due 06/14/18	EUR	600,000	809,361
Caja de Ahorros y Monte de Piedad de Madrid,
4.125%, due 03/24/36		1,300,000	1,573,863
			2,383,224
Trinidad & Tobago — 0.68%
Petroleum Co. of Trinidad & Tobago Ltd.,
6.000%, due 05/08/22(1)		$900,000	881,370

United Kingdom — 2.65%
Barclays Bank PLC,
4.500%, due 03/04/19(2)	EUR	190,000	257,914
4.750%, due 03/15/20(2),(6)		500,000	578,052
5.750%, due 09/14/26	GBP	80,000	156,112
C10-EUR Capital (SPV) Ltd,
6.277%, due 05/09/49(2)	EUR	550,000	736,275
Lloyds TSB Bank PLC,
5.875%, due 06/20/14	GBP	400,000	802,237
National Westminster Bank PLC,
6.000%, due 01/21/10	EUR	335,000	492,243
6.500%, due 09/07/21	GBP	110,000	229,760
Travelers Insurance Co. Institutional Funding Ltd.,
5.750%, due 12/06/11		100,000	202,585
			3,455,178
Total international corporate bonds (cost $17,509,022)			18,255,385

International asset-backed security — 0.19%
United Kingdom — 0.19%
Whinstone Capital Management Ltd.,
Series 1A, Class B2, 5.129%, due 10/25/44(1),(2)
(cost $207,205)	EUR	171,237	242,954

International collateralized debt obligations — 2.58%
Cayman Islands — 1.23%
Black Diamond CLO Ltd.,
Series 05-2X, Class IN, due 01/07/18(3),(7)		$100,000	90,000
Series 06-1A, Class D, 6.710%, due 04/29/19(1),(2),(3)		250,000	206,450
Blackrock Senior Income Series Corp.,
Series 07-5A, Class SUB, due 08/13/19(1),(3),(7)		100,000	82,000
Cratos CLO Ltd.,
Series 07-1A, Class D, 7.755%, due 05/19/21(1),(2),(3)		250,000	210,000
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 18A, Class C, 7.703%, due 03/13/47(1),(2),(3)		250,000	75,000
Galena CDO Ltd.,
Series II-AIRL, Class A1U, 6.025%, due 04/07/17(1),(2),(3),(5)		300,000	262,449
Greywolf CLO Ltd.,
Series 07-1A, Class D, 7.010%, due 02/18/21(1),(2),(3),(5)		250,000	189,225
Gulf Stream - Sextant CLO Ltd.,
Series 06-1A, Class D, 7.100%, due 08/21/20(1),(2),(3)		180,000	150,102
Series 07-1A, Class SUB, due 06/17/21(1),(3),(7)		100,000	87,000
Octans CDO Ltd.,
Series 06-2A, Class D, 8.800%, due 11/12/51(1),(2),(3)		253,628	80,520
Stanfield Veyron CLO Ltd.,
Series 06-1A, Class D, 6.960%, due 07/15/18(1),(2),(3)		200,000	165,240
			1,597,986
Ireland — 0.38%
Mercator CLO PLC,
Series 07-III-A, Class B1, 6.769%, due 10/15/24(1),(2)	EUR	250,000	302,123
Valleriite CDO PLC,
Series 07-1A, Class A1EU, 4.875%, due 12/29/17(1),(2),(3),(5)		160,000	200,112
			502,235
Luxembourg — 0.25%
GSC European CDO SA,
Series I-RA, Class D, 6.180%, due 12/15/22(1),(2),(3)	EUR	250,000	322,158

Netherlands — 0.72%
Cadogan Square CLO BV,
Series 06-2A, Class B, 4.877%, due 08/12/22(1),(2)	EUR	150,000	194,856
Highlander Euro CDO,
Series 06-2NA, Class D, 6.527%, due 12/14/22(1),(2),(3),(5)		250,000	280,377
Queen Street CLO,
Series 06-1A, Class C1, 4.589%, due 04/15/23(1),(2),(3)		250,000	307,663
Series 07-1A, Class F, due 08/15/24(1),(3),(5),(7)		100,000	148,071
			930,967
Total international collateralized debt obligations (cost $4,045,615)			3,353,346

UBS Global Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face
	amount		Value
Bonds — (continued)
US bonds — (continued)
International mortgage & agency debt security — 0.19%
United Kingdom — 0.19%
Granite Master Issuer PLC,
Series 05-4, Class C4, 5.124%, due 12/20/54(2)
(cost $217,336)	EUR	180,000	$247,489

Foreign government bonds — 36.74%
Belgium — 4.16%
Government of Belgium,
5.750%, due 03/28/08	EUR	3,765,000	5,408,935

Canada — 0.97%
Government of Canada,
6.000%, due 06/01/08	CAD	1,240,000	1,260,682

France — 1.89%
Government of France,
5.500%, due 04/25/29	EUR	1,555,000	2,464,897

Germany — 10.60%
Bundesschatzanweisungen,
2.750%, due 12/14/07	EUR	4,000,000	5,688,514
Deutsche Bundesrepublik,
5.250%, due 01/04/08		2,000,000	2,860,370
5.500%, due 01/04/31		405,000	648,295
6.250%, due 01/04/24		2,705,000	4,598,355
			13,795,534
Japan — 12.72%
Government of Japan CPI Linked Bonds,
0.500%, due 12/10/14	JPY	964,000,000	8,042,159
1.200%, due 06/10/17		565,000,000	4,880,451
Government of Japan,
1.900%, due 06/20/25		427,300,000	3,619,709
			16,542,319
Sweden — 3.39%
Government of Sweden,
5.000%, due 01/28/09	SEK	28,070,000	4,412,550

United Kingdom — 3.01%
UK Gilts,
4.000%, due 09/07/16	GBP	500,000	949,436
4.750%, due 09/07/15		1,475,000	2,963,770
			3,913,206
Total foreign government bonds
(cost $45,043,336)			47,798,123

Sovereign/supranational bonds — 5.33%
European Investment Bank,
5.750%, due 09/15/09	AUD	880,000	765,817
6.000%, due 12/07/28	GBP	150,000	342,317
6.125%, due 05/21/10	AUD	5,000,000	4,362,071
6.250%, due 04/15/14	GBP	690,000	1,467,195
Total sovereign/supranational bonds
(cost $6,516,724)			6,937,400
Total international bonds
(cost $73,539,238)			76,828,532
Total bonds
(cost $106,613,508)			108,444,045

	Shares
Investment company — 10.38%
UBS U.S. Securitized Mortgage Relationship Fund(8)
(cost $13,056,429)		1,074,704	$13,502,798
Short-term investment — 4.34%
Other — 4.34%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(8),(9)
(cost $5,644,260)		5,644,260	5,644,260

Total investments — 98.09%
(cost $125,314,197)			127,597,268
Cash and other assets, less liabilities — 1.91%			2,479,093
Net assets — 100.00%			$130,076,361

UBS Global Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $125,314,197; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,004,963
Gross unrealized depreciation	(2,721,892)
Net unrealized appreciation	$2,283,071

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $8,696,740 or 6.69% of net assets.

(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2007.
(3)	Security is illiquid. These securities amounted to $5,272,526 or 4.05% of net assets.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(5)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007, the value of these securities amounted to $1,421,650 or 1.09% of net assets.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at September 30, 2007

CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CPI	Consumer price index
GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Mortgage Securities Corp.
TIPS	Treasury inflation protected securities

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona

UBS Global Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Restricted securities

					09/30/07
			Acquisition cost	09/30/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
Ares CLO Funds
Series 06-5RA, Class D, 7.399%, due 02/24/18	02/16/06	$139,300	0.11%	$112,266	0.09%
Black Diamond CLO Ltd.,
Series 06-1A, Class D, 6.710%, due 04/29/19	12/22/06	250,000	0.19	206,450	0.16
Blackrock Senior Income Series Corp.,
Series 07-5A, Class SUB, due 08/13/19	06/22/07	100,000	0.08	82,000	0.06
Brentwood CLO Ltd.,
Series 06-1A, Class C, 6.956%, due 02/01/22	12/07/06	249,100	0.19	198,050	0.15
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L, 6.130%, due 05/10/21	01/26/07	200,000	0.15	169,700	0.13
Cratos CLO Ltd.,
Series 07-1A, Class D, 7.755%, due 05/19/21	04/30/07	250,000	0.19	210,000	0.16
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 18A, Class C, 7.703%, due 03/13/47	03/06/07	250,000	0.19	75,000	0.06
Duke Funding Ltd.,
Series 06-11A, Class B1E, 6.559%, due 08/08/46	09/19/06	216,107	0.17	89,835	0.07
Galena CDO Ltd.,
Series II-AIRL, Class A1U, 6.025%, due 04/07/17	03/08/07	300,000	0.23	262,449	0.20
Global Leveraged Capital Credit Opportunity Fund,
Series 06-1A, Class C, 6.360%, due 12/20/18	11/28/06	245,500	0.19	229,150	0.18
Greywolf CLO Ltd.,
Series 07-1A, Class D, 7.010%, due 02/18/21	12/08/06	250,000	0.19	189,225	0.14
GSC European CDO SA,
Series I-RA, Class D, 6.180%, due 12/15/22	12/01/06	333,413	0.26	322,158	0.25
Gulf Stream - Sextant CLO Ltd.,
Series 06-1A, Class D, 7.100%, due 08/21/20	07/26/06	180,000	0.14	150,102	0.11
Series 07-1A, Class SUB, due 06/17/21	05/17/07	100,000	0.08	87,000	0.07
Halcyon Loan Investors CLO Ltd.,
Series 06-1A, Class C, 6.950%, due 11/20/20	09/27/06	250,000	0.19	204,750	0.16
Hewett’s Island CDO Ltd.,
Series 07-6A, Class D, 7.630%, due 06/09/19	05/09/07	247,467	0.19	215,747	0.17
Highland Credit Opportunities CDO Ltd.,
Series 06-1A, Class C, 6.206%, due 11/01/13	09/28/06	250,000	0.19	247,500	0.19
Highlander Euro CDO,
Series 06-2NA, Class D, 6.257%, due 12/14/22	11/28/06	329,938	0.25	280,377	0.22
Longport Funding Ltd.,
Series 07-1A, Class D, 11.610%, due 04/12/51	05/31/07	214,250	0.17	130,850	0.10
Octans CDO Ltd.,
Series 06-2A, Class D, 8.800%, due 11/12/51	09/20/06	253,628	0.20	80,520	0.06
Queen Street CLO,
Series 06-1A, Class C1, 4.589%, due 04/15/23	12/21/06	323,782	0.25	307,663	0.24
Series 07-1A, Class F, due 08/15/24	05/18/07	132,413	0.10	148,071	0.11
Sagittarius CDO Ltd.,
Series 07-1A, Class C, 7.920%, due 12/10/51	02/13/07	250,000	0.19	121,027	0.09
Stanfield Veyron CLO Ltd.,
Series 06-1A, Class D, 6.960%, due 07/15/18	06/13/06	199,300	0.15	165,240	0.13
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3, 6.810%, due 08/05/36	05/26/06	195,000	0.15	80,000	0.06
Series 06-7A, Class A3L, 6.810%, due 02/05/37	09/15/06	319,865	0.25	165,000	0.13
Series 06-7A, Class B1L, 8.310%, due 02/05/37	09/15/06	196,000	0.15	10,000	0.01
Tricadia CDO Ltd.,
Series 05-4A, Class B1L, 8.975%, due 12/11/40	12/01/05	91,750	0.07	76,683	0.06
Valleriite CDO,
Series 07-1A, Class A1EU, 4.875%, due 12/29/17	06/12/07	212,968	0.16	200,112	0.15
		$6,529,781	5.02%	$4,816,925	3.71%

UBS Global Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Forward foreign currency contracts

UBS Global Bond Fund had the following open forward foreign currency contracts as of September 30, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)
Australian Dollar	895,000	EUR	546,765	11/05/07	$(12,673)
Australian Dollar	6,030,000	USD	4,973,393	11/05/07	(369,287)
Canadian Dollar	1,175,000	USD	1,101,755	11/05/07	(79,969)
Swiss Franc	1,081,514	SEK	6,217,016	11/05/07	34,409
Euro	8,405,000	USD	11,445,024	11/05/07	(550,116)
Great Britain Pound	3,945,000	USD	7,786,759	11/05/07	(278,793)
Japanese Yen	152,507,685	CHF	1,565,000	11/05/07	14,441
Japanese Yen	144,389,170	EUR	940,000	11/05/07	79,111
Japanese Yen	281,700,000	USD	2,352,114	11/05/07	(110,807)
Swedish Krona	6,217,016	EUR	680,000	11/05/07	4,616
Swedish Krona	6,880,000	GBP	522,501	11/05/07	(586)
United States Dollar	5,765,604	CHF	6,940,000	11/05/07	211,335
United States Dollar	452,460	DKK	2,490,000	11/05/07	24,220
United States Dollar	12,368,515	JPY	1,451,000,000	11/05/07	317,671
United States Dollar	1,741,210	KRW	1,612,000,000	11/20/07	23,583
United States Dollar	959,866	SGD	1,440,000	11/05/07	11,952
United States Dollar	2,780,324	TWD	91,000,000	11/20/07	24,306
Net unrealized depreciation on forward foreign currency contracts					$(656,587)

Currency type abbreviations:
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

UBS Global Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Futures contracts

UBS Global Bond Fund had the following open futures contracts as of September 30, 2007:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
Interest rate futures buy contracts:
90 Day Euro-Dollar, 113 contracts (USD)	December 2007	26,867,585	26,881,288	$13,703
90 Day Euro-Dollar, 113 contracts (USD)	December 2009	26,921,188	26,922,250	1,062

Interest rate futures sell contracts:
90 Day Euro-Dollar, 226 contracts (USD)	December 2008	53,977,063	54,062,025	(84,962)
Net unrealized depreciation on futures contracts				$(70,197)

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at September 30, 2007 was $25,425.

Currency type abbreviations:
USD	United States Dollar

UBS Global Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Bonds
US bonds
US corporate bonds
Auto components	0.04%
Automobiles	0.40
Beverages	0.75
Capital markets	1.05
Commercial banks	1.50
Commercial services & supplies	0.22
Consumer finance	0.64
Containers & packaging	0.22
Diversified financial services	2.82
Diversified telecommunication services	0.64
Electric utilities	0.12
Electronic equipment & instruments	0.03
Food & staples retailing	0.56
Food products	0.15
Gas utilities	0.06
Hotels, restaurants & leisure	0.23
Industrial conglomerates	0.06
Insurance	0.16
Media	0.42
Metals & mining	0.12
Multi-utilities	0.06
Office electronics	0.08
Paper & forest products	0.60
Pharmaceuticals	0.65
Road & rail	0.12
Semiconductors & semiconductor equipment	0.11
Textiles, apparel & luxury goods	0.23
Thrifts & mortgage finance	0.47
Wireless telecommunication services	0.05
Total US corporate bonds	12.56
Asset-backed securities	2.23
Collateralized debt obligations	1.58
Commercial mortgage-backed securities	1.22
Mortgage & agency debt securities	0.79
US government obligations	5.93
Total US bonds	24.31
International bonds
International corporate bonds
Capital markets	0.16
Chemicals	0.04
Commercial banks	6.45
Commercial services & supplies	0.07
Construction materials	0.69
Containers & packaging	0.11
Diversified financial services	1.85
Diversified telecommunication services	0.66
Electric utilities	0.63
Insurance	0.58

UBS Global Bond Fund — Portfolio of investments

September 30, 2007 (unaudited)

Multi-utilities	0.20
Oil, gas & consumable fuels	1.00
Paper & forest products	0.41
Thrifts & mortgage finance	1.18
Total international corporate bonds	14.03
International asset-backed security	0.19
International collateralized debt obligations	2.58
International mortgage & agency debt security	0.19
Foreign government bonds	36.74
Sovereign/supranational bonds	5.33
Total international bonds	59.06
Total bonds	83.37
Investment company
UBS U.S. Securitized Mortgage Relationship Fund	10.38
Short-term investment	4.34
Total investments	98.09
Cash and other assets, less liabilities	1.91
Net assets	100.00%

(1)  Figures represent the industry breakdown of direct investments of the UBS Global Bond Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS High Yield Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Bonds — 87.18%
US bonds — 78.07%
US corporate bonds — 78.07%
AAC Group Holding Corp., 0.000%, due 10/01/12(1)	$1,100,000	$979,000
Activant Solutions, Inc., 9.500%, due 05/01/16	200,000	176,000
AES Corp., 8.875%, due 02/15/11	500,000	521,875
Affinion Group, Inc., 10.125%, due 10/15/13	650,000	685,750
Ahern Rentals, Inc., 9.250%, due 08/15/13	775,000	745,938
AK Steel Corp., 7.750%, due 06/15/12	1,600,000	1,620,000
American Cellular Corp., Series B, 10.000%, due 08/01/11	301,000	314,545
American Rock Salt Co. LLC, 9.500%, due 03/15/14	900,000	920,250
AmeriQual Group LLC and AmeriQual Finance Corp., 9.500%, due 04/01/12(2)	1,000,000	900,000
ARAMARK Corp., 8.856%, due 02/01/15(3)	500,000	505,000
ArvinMeritor, Inc., 8.125%, due 09/15/15	500,000	485,000
Ashtead Capital, Inc., 9.000%, due 08/15/16(2)	250,000	246,563
Atlas Pipeline Partners LP, 8.125%, due 12/15/15	900,000	886,500
Baker & Taylor, Inc., 11.500%, due 07/01/13(2)	400,000	392,500
Boise Cascade LLC, 7.125%, due 10/15/14	620,000	595,200
Brookstone Co., Inc., 12.000%, due 10/15/12	275,000	272,250
Buckeye Technologies, Inc., 8.000%, due 10/15/10	910,000	928,200
Cadmus Communications Corp., 8.375%, due 06/15/14	1,200,000	1,111,500
Caesars Entertainment, Inc., 8.125%, due 05/15/11	550,000	561,000
Carriage Services, Inc., 7.875%, due 01/15/15	465,000	465,000
Cellu Tissue Holdings, Inc., 9.750%, due 03/15/10	1,050,000	1,029,000
Century Aluminum Co., 7.500%, due 08/15/14	725,000	732,250
Cenveo Corp., 7.875%, due 12/01/13	700,000	637,000
Chukchansi Economic Development Authority, 8.000%, due 11/15/13(2)	550,000	555,500
Cincinnati Bell, Inc., 8.375%, due 01/15/14	1,000,000	997,500
Circus & Eldorado Joint Venture Corp./Silver Legacy Capital Corp., 10.125%, due 03/01/12	500,000	521,250
Citizens Communications Co., 9.000%, due 08/15/31	1,525,000	1,547,875
CMP Susquehanna Corp., 9.875%, due 05/15/14	625,000	581,250
Coleman Cable, Inc., 9.875%, due 10/01/12(2)	450,000	437,625
Community Health Systems, Inc., 8.875%, due 07/15/15(2)	1,600,000	1,644,000
Comstock Resources, Inc., 6.875%, due 03/01/12	500,000	481,250
Countrywide Financial Corp., 5.440%, due 10/31/07(3)	140,000	138,968
Countrywide Home Loans, Inc., 4.250%, due 12/19/07	60,000	59,306

CPG International I, Inc., 12.130%, due 07/01/12(3)	800,000	809,000
CSC Holdings, Inc., Series B, 7.625%, due 04/01/11	500,000	501,250
Series B, 8.125%, due 08/15/09	375,000	381,563
Da-Lite Screen Co., Inc., 9.500%, due 05/15/11	650,000	680,875
Deluxe Corp., 5.000%, due 12/15/12	1,625,000	1,430,000
7.375%, due 06/01/15	150,000	148,125
Dole Food Co., Inc., 8.875%, due 03/15/11	1,025,000	999,375
Dycom Industries, Inc., 8.125%, due 10/15/15	350,000	356,125
Dynegy Holdings, Inc., 8.375%, due 05/01/16	775,000	778,875
Easton-Bell Sports, Inc., 8.375%, due 10/01/12	750,000	705,000
Esterline Technologies Corp., 6.625%, due 03/01/17	900,000	891,000
Ford Motor Credit Co. LLC, 7.375%, due 10/28/09	2,700,000	2,647,504
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	800,000	874,000
Freescale Semiconductor, Inc., 8.875%, due 12/15/14	1,075,000	1,037,375
10.125%, due 12/15/16	350,000	325,500
General Motors Corp., 7.200%, due 01/15/11	1,600,000	1,528,000
Glatfelter, 7.125%, due 05/01/16	25,000	24,875
GMAC LLC, 7.250%, due 03/02/11	1,475,000	1,429,887
Gulfmark Offshore, Inc., 7.750%, due 07/15/14	750,000	753,750
Harland Clarke Holdings Corp., 9.500%, due 05/15/15	725,000	647,063
Hawker Beechcraft Acquisition Co LLC/Hawker Beechcraft Notes Co., 8.500%, due 04/01/15(2)	250,000	255,625
HCA, Inc., 9.125%, due 11/15/14(2)	250,000	263,750
9.250%, due 11/15/16(2)	250,000	265,625
Hercules, Inc., 6.500%, due 06/30/29	375,000	303,750
Inergy LP/Inergy Finance Corp., 8.250%, due 03/01/16	875,000	903,437
Ingles Markets, Inc., 8.875%, due 12/01/11	1,175,000	1,198,500
Insight Communications Co., Inc., 12.250%, due 02/15/11(1)	625,000	645,313
Interface, Inc., 10.375%, due 02/01/10	900,000	949,500
Jacobs Entertainment, Inc., 9.750%, due 06/15/14	1,100,000	1,094,500
Jefferson Smurfit Corp., 8.250%, due 10/01/12	500,000	501,250
Kansas City Southern Railway Co., 7.500%, due 06/15/09	750,000	758,437
Landry’s Restaurants, Inc., Series B, 7.500%, due 12/15/14	900,000	895,500
Lehman Brothers Holdings, Inc., 6.500%, due 07/19/17	850,000	861,421
Levi Strauss & Co., 12.250%, due 12/15/12	625,000	672,019
LIN Television Corp., Series B, 6.500%, due 05/15/13	1,775,000	1,726,187
Lyondell Chemical Co., 6.875%, due 06/15/17	275,000	298,375
Mediacom LLC/Mediacom Capital Corp., 9.500%, due 01/15/13	1,265,000	1,280,812
Mirant Americas Generation LLC, 8.300%, due 05/01/11	250,000	252,500
9.125%, due 05/01/31	500,000	497,500
Mirant North America LLC, 7.375%, due 12/31/13	1,150,000	1,167,250

Momentive Performance Materials, Inc., 9.750%, due 12/01/14(2)	275,000	272,250
MTR Gaming Group, Inc., Series B, 9.000%, due 06/01/12	425,000	420,750
Series B, 9.750%, due 04/01/10	750,000	770,625
Neenah Foundary Co., 9.500%, due 01/01/17	500,000	457,500
Nexstar Finance Holdings LLC/Nexstar Finance Holdings Inc., 0.000%, due 04/01/13(1)	500,000	492,500
Nexstar Finance, Inc., 7.000%, due 01/15/14	675,000	648,000
NRG Energy, Inc., 7.375%, due 02/01/16	400,000	401,000
7.375%, due 01/15/17	650,000	650,000
Owens-Illinois, Inc., 7.500%, due 05/15/10	700,000	705,250
Pantry, Inc., 7.750%, due 02/15/14	975,000	940,875
Pathmark Stores, Inc., 8.750%, due 02/01/12	500,000	500,000
Pokagon Gaming Authority, 10.375%, due 06/15/14(2)	700,000	768,250
Prestige Brands, Inc., 9.250%, due 04/15/12	750,000	757,500
Psychiatric Solutions, Inc., 7.750%, due 07/15/15	750,000	759,375
Qwest Communications International, Inc., 7.250%, due 02/15/11	1,050,000	1,061,812
Qwest Corp., 8.875%, due 03/15/12	350,000	381,938
R.H. Donnelley Corp., Series A-3, 8.875%, due 01/15/16	1,000,000	1,018,750
Realogy Corp., 10.500%, due 04/15/14(2)	400,000	341,000
12.375%, due 04/15/15(2)	250,000	188,750
Reliant Energy, Inc., 6.750%, due 12/15/14	2,165,000	2,186,650
Residential Capital LLC, 6.224%, due 06/09/08(3)	1,990,000	1,830,800
Restaurant Co., 10.000%, due 10/01/13	525,000	465,938
Reynolds American, Inc., 7.250%, due 06/01/13	550,000	580,639
River Rock Entertainment Authority, 9.750%, due 11/01/11	650,000	671,125
San Pasqual Casino, 8.000%, due 09/15/13(2)	750,000	757,500
Sanmina-SCI Corp., 8.125%, due 03/01/16	750,000	648,750
8.444%, due 06/15/14(2),(3)	975,000	931,125
Sequa Corp., 9.000%, due 08/01/09	850,000	884,000
Sheridan Group, Inc., 10.250%, due 08/15/11	975,000	983,531
Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	519,000	530,678
Smurfit-Stone Container Enterprises, Inc., 8.000%, due 03/15/17	810,000	795,825
Stanadyne Corp., Series 1, 10.000%, due 08/15/14	625,000	628,125
Terra Capital, Inc., Series B, 7.000%, due 02/01/17	500,000	487,500
Tube City IMS Corp., 9.750%, due 02/01/15	525,000	513,188
Tunica-Biloxi Gaming Authority, 9.000%, due 11/15/15(2)	600,000	595,500
Unisys Corp., 8.000%, due 10/15/12	650,000	615,875
United Rentals North America, Inc., 6.500%, due 02/15/12	1,295,000	1,311,187
7.750%, due 11/15/13	1,775,000	1,828,250
Universal Hospital Services, Inc., 8.500%, due 06/01/15(2),(4)	130,000	128,700
8.759%, due 06/01/15(2),(3)	130,000	129,350

Univision Communications, Inc., 7.850%, due 07/15/11	295,000	295,000
9.750%, due 03/15/15(2),(4)	900,000	877,500
US Concrete, Inc., 8.375%, due 04/01/14	550,000	511,500
Verso Paper Holdings LLC and Verson Paper, Inc., Series B, 9.125%, due 08/01/14	300,000	309,000
Vertis, Inc., Series B, 10.875%, due 06/15/09	550,000	529,375
Wheeling Island Gaming, Inc., 10.125%, due 12/15/09	1,275,000	1,278,187
Whiting Petroleum Corp., 7.250%, due 05/01/12	1,150,000	1,129,875
Wimar Opco LLC / Wimar Opco Finance Corp., 9.625%, due 12/15/14(2)	400,000	310,000
Wind Acquisition Finance SA, 10.750%, due 12/01/15(2)	500,000	553,750
Windstream Corp., 8.625%, due 08/01/16	425,000	453,156
Xerox Capital Trust I, 8.000%, due 02/01/27	1,650,000	1,664,621
Total US bonds (cost $92,252,350)		91,367,563

International bonds — 9.11%
International corporate bonds — 9.11%
Bermuda — 1.29%
Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	1,150,000	1,173,000
Petroplus Finance Ltd., 6.750%, due 05/01/14(2)	175,000	168,000
7.000%, due 05/01/17(2)	175,000	166,250
		1,507,250
Canada — 5.73%
Abitibi-Consolidated, Inc., 6.950%, due 04/01/08	1,525,000	1,456,375
8.550%, due 08/01/10	800,000	660,000
Ainsworth Lumber Co., Ltd., 7.250%, due 10/01/12	285,000	195,225
Bowater Canada Finance Corp., 7.950%, due 11/15/11	1,300,000	1,069,250
Great Canadian Gaming Corp., 7.250%, due 02/15/15(2)	150,000	150,000
Millar Western Forest Products Ltd., 7.750%, due 11/15/13	1,000,000	790,000
Quebecor World Capital Corp., 8.750%, due 03/15/16(2)	1,150,000	1,043,625
Stone Container Finance, 7.375%, due 07/15/14	1,400,000	1,337,000
		6,701,475
Netherlands — 1.60%
Clondalkin Acquisition BV, 7.694%, due 12/15/13(2),(3)	780,000	748,800
Montell Finance Co. BV, 8.100%, due 03/15/27(2)	675,000	587,250
NXP BV/NXP Funding LLC, 7.875%, due 10/15/14	300,000	288,750
Sensata Technologies BV, 8.000%, due 05/01/14	250,000	243,750
		1,868,550
United Kingdom — 0.49%
Ineos Group Holdings PLC, 8.500%, due 02/15/16(2)	600,000	574,500
Total international bonds (cost $11,448,309)		10,651,775
Total bonds (cost $103,700,659)		102,019,338

	Shares
Equities — 0.00%
US equities — 0.00%
Aerospace/defense — 0.00%
Sabreliner Corp.*(5),(6)	8,400	0

Restaurants — 0.00%
American Restaurant Group, Inc.*(5),(6)	972	0
Total US equities (cost $153,000)		0

	Number of warrants
Warrants — 0.00%
Dayton Superior Corp., expires 06/15/09*(2),(5),(6)	225	0
Knology, Inc., expires 10/15/07*(2),(5),(6)	16,995	0
Pathnet, Inc., expires 04/15/08*(5),(6)	6,275	0
Pliant Corp., expires 06/01/10*(2),(5),(6)	1	0
Total warrants (cost $10)		0

	Face amount
Short-term investments — 9.16%
Commercial paper — 0.09%
Countrywide Financial Corp., 62.79%, due 10/09/07 (cost $98,717)	$100,000	98,557

	Shares
Other — 9.07%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(7),(8) (cost $10,615,167)	10,615,167	10,615,167
Total short-term investments (cost $10,713,884)		10,713,724

Total investments — 96.34% (cost $114,567,553)		112,733,062
Cash and other assets, less liabilities — 3.66%		4,287,592
Net assets — 100.00%		$117,020,654

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $114,567,553; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,001,635
Gross unrealized depreciation	(2,836,126)
Net unrealized depreciation	$(1,834,491)

*	Non-income producing security.
(1)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $14,253,288 or 12.18% of net assets.

(3)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(4)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(5)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $0 or 0.00% of net assets.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007, the value of these securities amounted to $0 or 0.00% of net assets.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2007.

GMAC	General Motors Acceptance Corp.

Restricted securities

						09/30/07
			Acquisition cost		09/30/07	Market value as
	Acquisition	Acquisition	as a percentage		Market	a percentage of
Securities	dates	cost	of net assets		value	net assets
Dayton Superior Corp., expires 06/15/09	08/07/00	$0	0.00%		0	0.00%
Knology, Inc., expires 10/15/07	06/08/98	0	0.00		0	0.00
Knology, Inc., expires 10/15/07	12/04/00	10	0.00	(1)	0	0.00
Pliant Corp., expires 06/01/10	10/20/00	0	0.00		0	0.00
		$10	0.00	(1)	0	0.00%

(1)   Amount represents less than 0.005%

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Bonds
US bonds
Aerospace/defense	1.74%
Apparel/textiles	0.57
Automotive	2.26
Broadcasting	3.91
Building materials	1.94
Cable	2.40
Capital goods	1.26
Chemicals	1.16
Consumer products	2.67
Containers	1.71
Diversified financial services	5.95
Diversified media	1.42
Energy	3.80
Food & drug retailers	1.45
Food/beverage/tobacco	2.12
Gaming	7.10
Healthcare	3.12
Metals/mining	1.80
Non-food & drug retailers	1.04
Paper	2.46
Printing & publishing	5.56
Railroads	0.65
Restaurants	1.16
Services	3.53
Steel	2.57
Technology	4.92
Telecommunications	4.54
Transportation ex air/rail	0.64
Utilities	4.62
Total US bonds	78.07

International bonds
Capital goods	0.85
Chemicals	0.99
Containers	1.14
Diversified media	0.89
Energy	0.29
Gaming	0.13
Paper	3.57
Technology	0.25
Telecommunications	1.00
Total international bonds	9.11
Total bonds	87.18
Equities	0.00
Warrants	0.00
Short-term investments	9.16
Total investments	96.34
Cash and other assets, less liabilities	3.66
Net assets	100.00%

UBS U.S. Bond Fund —  Portfolio of investments

September 30, 2007 (unaudited)

	Face
	amount	Value
Bonds — 61.08%
US bonds — 60.92%
US corporate bonds — 6.50%
AT&T Corp.,
8.000%, due 11/15/31	$175,000	$212,924
AvalonBay Communities, Inc.,
7.500%, due 08/01/09	95,000	98,904
Avon Products, Inc.,
7.150%, due 11/15/09	150,000	157,226
Bank of America Corp.,
5.420%, due 03/15/17	400,000	388,914
Bank One Corp.,
7.875%, due 08/01/10	345,000	369,124
BellSouth Corp.,
6.550%, due 06/15/34	125,000	127,563
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	200,000	215,831
Capital One Financial Corp.,
5.500%, due 06/01/15	170,000	161,971
Citigroup, Inc.,
5.625%, due 08/27/12	975,000	986,424
Comcast Cable Communications LLC,
6.750%, due 01/30/11	425,000	440,809
Computer Sciences Corp.,
3.500%, due 04/15/08	165,000	162,815
Devon Financing Corp. ULC,
6.875%, due 09/30/11	260,000	274,845
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	130,000	121,835
Erac USA Finance Co.,
8.000%, due 01/15/11 (1)	200,000	215,631
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	2,325,000	2,245,634
General Electric Capital Corp.,
6.000%, due 06/15/12	1,145,000	1,180,661
GMAC LLC,
6.875%, due 09/15/11	510,000	485,349
Goldman Sachs Group, Inc.,
6.875%, due 01/15/11	500,000	523,307
HSBC Bank USA N.A.,
5.625%, due 08/15/35	265,000	239,066
HSBC Finance Corp.,
6.750%, due 05/15/11	295,000	307,675
ICI Wilmington, Inc.,
4.375%, due 12/01/08	220,000	218,918
International Lease Finance Corp.,
3.500%, due 04/01/09	300,000	293,810
JPMorgan Chase & Co.,
6.750%, due 02/01/11	225,000	236,389
MBNA Corp.,
7.500%, due 03/15/12	125,000	135,394
Metlife, Inc.,
5.000%, due 11/24/13	145,000	142,306
Morgan Stanley,
6.750%, due 04/15/11	680,000	710,688
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	130,000	164,586
PPL Energy Supply LLC,
Series A, 6.400%, due 11/01/11	200,000	206,359
Residential Capital LLC,
6.224%, due 06/09/08 (2)	620,000	570,400
Sprint Capital Corp.,
8.750%, due 03/15/32	200,000	229,348
US Bank N.A.,
6.375%, due 08/01/11	240,000	249,960
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	70,000	74,524
Wachovia Bank N.A.,
7.800%, due 08/18/10	345,000	369,610
Waste Management, Inc.,
7.375%, due 08/01/10	100,000	105,841
Wells Fargo Bank N.A.,
6.450%, due 02/01/11	480,000	498,132

UBS U.S. Bond Fund —  Portfolio of investments

September 30, 2007 (unaudited)

	Face
	amount	Value
Bonds — (continued)
US bonds — (continued)
US corporate bonds — (continued)
Xcel Energy, Inc.,
7.000%, due 12/01/10	$100,000	$104,914
Total US corporate bonds
(cost $13,281,589)		13,227,687

Asset-backed securities — 3.34%
Conseco Finance,
Series 01-D, Class M2, 7.503%, due 11/15/32 (2)	465,340	210,913
Countrywide Asset-Backed Certificates,
Series 04-SD1, Class A1, 5.471%, due 06/25/33 (1),(2)	84,433	82,251
Fieldstone Mortgage Investment Corp.,
Series 06-S1, Class A, 5.351%, due 01/25/37 (1),(2)	418,924	375,854
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2, 5.261%, due 12/25/26 (2)	401,296	360,163
Ford Credit Floorplan Master Owner Trust,
Series 05-1, Class A, 5.903%, due 05/15/10 (2)	650,000	648,902
Green Tree Financial Corp.,
Series 94-5, Class A5, 8.300%, due 11/15/19	80,840	84,345
GSAMP Trust,
Series 06-S3, Class A2, 5.769%, due 05/25/36 (3),(4)	1,450,000	623,500
Series 06-S3, Class A1, 6.085%, due 05/25/36 (4)	907,271	635,090
Home Equity Mortgage Trust,
Series 06-6, Class 2A1, 5.231%, due 03/25/37 (2)	237,213	218,374
Series 06-3, Class A1, 5.472%, due 09/25/36 (2)	394,073	367,727
Series 06-5, Class A1, 5.500%, due 01/25/37 (4)	426,911	390,885
Series 06-4, Class A1, 5.671%, due 11/25/36 (4)	168,726	153,254
Indymac Seconds Asset Backed Trust,
Series 06-A, Class A, 5.261%, due 06/25/36 (2)	204,386	167,841
Long Beach Mortgage Loan Trust,
Series 06-A, Class A1, 5.221%, due 05/25/36 (2)	1,781,462	1,470,389
Series 06-A, Class A2, 5.548%, due 05/25/36 (4)	200,000	124,112
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1, 6.231%, due 10/25/27 (2)	353,872	353,454
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A, 5.311%, due 09/25/36 (2)	125,991	123,993
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1, 5.301%, due 08/25/36 (2)	323,330	258,664
Structured Asset Securities Corp.,
Series 03-AL2, Class A, 3.357%, due 01/25/31 (1)	170,880	149,981
Total asset-backed securities
(cost $8,564,653)		6,799,692

Collateralized debt obligation — 0.17%
Abacus Ltd.,
Series 06-10A, Class H, 6.629%, due 10/30/45 (1),(2),(3)
(cost $400,000)	400,000	351,000

Commercial mortgage-backed securities — 5.74%
Banc of America Commercial Mortgage, Inc.,
Series 06-5, Class B, 5.463%, due 09/10/47	375,000	351,519
Series 06-4, Class C, 5.754%, due 07/10/46 (2)	775,000	740,552
Series 02-PB2, Class C, 6.349%, due 06/11/35	745,000	762,216
Bear Stearns Commercial Mortgage Securities,
Series 07-PW, Class C, 5.941%, due 06/11/50 (1),(2)	425,000	406,143
Series 00-WF2, Class A2, 7.320%, due 10/15/32 (2)	200,000	210,942
Citigroup Commercial Mortgage Trust,
Series 07-C6, Class A4, 5.889%, due 12/10/49 (2)	1,375,000	1,390,036
Series 06-C4, Class A3, 5.914%, due 03/15/49 (2)	1,175,000	1,196,270
Credit Suisse Mortgage Capital Certificates,
Series 07-C4, Class C, 5.811%, due 09/15/39 (1),(2)	300,000	285,479
Series 06-C2, Class A3, 5.847%, due 03/15/39 (2)	975,000	987,546
Series 06-C3, Class B, 6.021%, due 06/15/38 (2)	300,000	290,491
First Union Commercial Mortgage Securities, Inc.,
Series 97-C2, Class A3, 6.650%, due 11/18/29	20,021	19,975
GS Mortgage Securities Corp II,
Series 06-CC1, Class A, 5.520%, due 03/21/46 (1),(2)	499,195	466,982
Series 07-GG10, Class C, 5.993%, due 08/10/45 (2)	300,000	285,311
Host Marriott Pool Trust,
Series 99-HMTA, Class A, 6.980%, due 08/03/15 (1)	113,986	116,166
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 06-LDP8, Class B, 5.520%, due 05/15/45 (2)	300,000	280,503
Series 07-LD12, Class C, 6.261%, due 02/15/51 (2)	300,000	290,937
Mach One Trust Commercial Mortgage-Backed,
Series 04-1A, Class A1, 3.890%, due 05/28/40 (1),(5)	188,554	187,549
Merrill Lynch Mortgage Trust,
Series 05-LC1, Class A4, 5.291%, due 01/12/44 (2)	1,475,000	1,458,796
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-3, Class B, 5.525%, due 07/12/46 (2)	300,000	282,681
Prudential Mortgage Capital Funding LLC,
Series 01-ROCK, Class A2, 6.605%, due 05/10/34	115,000	120,416
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C1, Class A2, 7.520%, due 12/18/09 (2)	1,249,582	1,300,991
TIAA Retail Commercial Trust,
Series 01-C1A, Class A2, 6.300%, due 06/19/21 (1)	240,917	241,546
Total commercial mortgage-backed securities
(cost $11,632,304)		11,673,047

UBS U.S. Bond Fund —  Portfolio of investments

September 30, 2007 (unaudited)

	Face
	amount	Value
Bonds — (continued)
US bonds — (continued)
Mortgage & agency debt securities — 25.38%
Countrywide Alternative Loan Trust,
Series 04-J8, Class 2A1, 7.000%, due 08/25/34	$173,407	$175,573
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 06-HYB1, Class 1A1, 5.357%, due 03/20/36 (2)	929,628	925,735
Credit Suisse Mortgage Capital Certificates,
Series 06-2, Class 3A1, 6.500%, due 03/25/36	1,099,890	1,102,829
CS First Boston Mortgage Securities Corp.,
Series 05-9, Class 3A1, 6.000%, due 10/25/35	872,804	864,878
Series 03-8, Class 5A1, 6.500%, due 04/25/33	109,791	110,669
Series 05-11, Class 1A1, 6.500%, due 12/25/35	896,603	906,689
Series 05-12, Class 1A1, 6.500%, due 01/25/36	1,069,089	1,072,228
Series 02-10, Class 2A1, 7.500%, due 05/25/32	91,774	92,350
Federal Home Loan Bank,
5.375%, due 05/18/16	565,000	581,479
5.500%, due 08/13/14	970,000	1,008,616
Federal Home Loan Mortgage Corp.,
5.300%, due 02/27/09	760,000	762,323
5.600%, due 10/17/13	1,265,000	1,275,833
5.750%, due 06/27/16	815,000	848,274
Federal Home Loan Mortgage Corp. Gold Pools,
# E93969, 5.500%, due 01/01/18	349,557	349,622
# E01345, 5.500%, due 04/01/18	308,140	307,895
# G11429, 6.000%, due 12/01/17	252,022	255,820
# C63008, 6.000%, due 01/01/32	886,254	892,383
# G01038, 6.500%, due 06/01/29	47,364	48,601
# G01717, 6.500%, due 11/01/29	312,911	321,865
# C64678, 6.500%, due 03/01/32	50,451	51,700
# G01449, 7.000%, due 07/01/32	688,868	716,368
Federal Home Loan Mortgage Corp. REMICs,
Series 2532, Class PD, 5.500%, due 06/15/26	99,928	99,753
Series 2297, Class NB, 6.000%, due 03/15/16	332,313	340,468
Series 2148, Class ZA, 6.000%, due 04/15/29	495,800	500,727
Series 2426, Class GH, 6.000%, due 08/15/30	110,862	111,317
Series 1595, Class D, 7.000%, due 10/15/13	109,994	112,396
Federal National Mortgage Association,
4.375%, due 09/13/10	1,450,000	1,447,422
5.000%, due 10/25/37	9,810,000	9,356,287
5.200%, due 11/08/10	1,555,000	1,556,134
5.250%, due 08/01/12	1,000,000	1,020,409
5.500%, due 03/15/11	2,770,000	2,859,601
5.500%, due 01/23/12	1,275,000	1,279,086
6.000%, due 08/22/16	2,935,000	2,966,651
6.070%, due 05/12/16	800,000	806,648
Federal National Mortgage Association Grantor Trust,
Series 00-T6, Class A1, 7.500%, due 06/25/30	361,854	378,590
Federal National Mortgage Association Pools,
# 735661, 5.500%, due 12/01/17	909,582	910,324
# 255047, 5.500%, due 01/01/24	1,086,204	1,074,915
# 357501, 5.500%, due 02/01/24	990,524	979,421

# 576764, 5.500%, due 09/01/24	275,231	272,613
# 688066, 5.500%, due 03/01/33	475,980	467,708
# 688314, 5.500%, due 03/01/33	559,227	549,320
# 802481, 5.500%, due 11/01/34	854,314	838,504
# 545015, 6.000%, due 06/01/16	718,263	729,454
# 408267, 6.000%, due 03/01/28	54,651	55,126
# 252339, 6.000%, due 03/01/29	63,570	64,121
# 323715, 6.000%, due 05/01/29	58,292	58,798
# 522564, 6.000%, due 07/01/29	208,446	210,452
# 676733, 6.000%, due 01/01/33	413,389	415,822
# 708631, 6.000%, due 06/01/33	65,319	65,649
# 253824, 7.000%, due 03/01/31	13,791	14,358
# 619809, 7.000%,due 11/01/31	84,529	88,025
Federal National Mortgage Association Whole Loan,
Series 04-W12, Class 1A3, 7.000%, due 07/25/44	425,935	445,083
Series 04-W15, Class 1A3, 7.000%, due 08/25/44	433,098	453,881
Series 95-W3, Class A, 9.000%, due 04/25/25	3,685	4,055
First Horizon Alternative Mortgage Securities Trust,
Series 04-AA3, Class A1, 5.303%, due 09/25/34 (2)	459,150	458,586
First Horizon Asset Securities, Inc.,
Series 04-FL1, Class 1A1, 5.401%, due 02/25/35 (2)	62,951	60,570
Government National Mortgage Association Pools,
# 2687, 6.000%, due 12/20/28	67,023	67,584
# 2753, 6.000%, due 05/20/29	310,007	312,512
# 2794, 6.000%, due 08/20/29	220,548	222,330
# 80329, 6.125%, due 10/20/29 (2)	93,898	94,801
# 780204, 7.000%, due 07/15/25	5,747	6,030
GSR Mortgage Loan Trust,
Series 05-4F, Class 3A1, 6.500%, due 04/25/20	663,747	681,527
IndyMac INDX Mortgage Loan Trust,
Series 05-AR3, Class B1, 5.413%, due 04/25/35 (2)	1,329,579	1,317,158

UBS U.S. Bond Fund —  Portfolio of investments

September 30, 2007 (unaudited)

	Face
	amount	Value
Bonds — (continued)
US bonds — (continued)
Mortgage & agency debt securities — (continued)
Morgan Stanley Mortgage Loan Trust,
Series 06-10SL, Class A1, 5.261%, due 08/25/36 (2)	$222,536	$206,196
Series 06-1AR, Class 2A, 5.956%, due 02/25/36 (2)	1,137,857	1,157,879
Series 04-4, Class 2A, 6.402%, due 09/25/34 (2)	446,903	452,769
Residential Asset Securitization Trust,
Series 04-IP2, Class B1, 5.410%, due 12/25/34 (2)	986,835	982,451
Structured Asset Securities Corp.,
Series 04-20, Class 4A1, 6.000%, due 11/25/34	405,669	407,299
WaMu Mortgage Pass-Through Certificates,
Series 07-HY7, Class 2A2, 5.893%, due 07/25/37 (2)	1,981,126	1,999,820
Total mortgage & agency debt securities (cost $51,920,104)		51,632,360

US government obligations — 19.79%
US Treasury Bonds,
4.750%, due 02/15/37	2,235,000	2,204,094
6.250%, due 08/15/23	1,680,000	1,930,031
6.250%, due 05/15/30	3,335,000	3,964,481
6.625%, due 02/15/27	4,555,000	5,535,391
US Treasury Notes,
4.500%, due 03/31/09	3,520,000	3,547,224
4.625%, due 11/15/16	10,560,000	10,611,976
4.875%, due 06/30/12	12,135,000	12,474,404
Total US government obligations (cost $40,244,226)		40,267,601

Total US bonds (cost $126,042,876)		123,951,387

International bonds — 0.16%
International corporate bonds — 0.16%
Luxembourg — 0.06%
Telecom Italia Capital SA,
5.250%, due 11/15/13	120,000	116,460

United Kingdom — 0.10%
Abbey National PLC,
7.950%, due 10/26/29	105,000	127,388
Royal Bank of Scotland Group PLC,
9.118%, due 3/31/10 (6)	70,000	74,953
		202,341
Total international corporate bonds
(cost $330,297)		318,801

Total bonds
(cost $126,373,173)		124,270,188

	Shares
Investment companies — 35.38%
UBS Corporate Bond Relationship Fund (7)	266,105	3,218,590
UBS Opportunistic Emerging Markets Debt Relationship Fund (7)	337,846	4,038,004
UBS Opportunistic High Yield Relationship Fund (7)	957,291	12,700,765
UBS U.S. Securitized Mortgage Relationship Fund (7)	4,141,167	52,030,454
Total investment companies (cost $70,936,756)		71,987,813

Short-term investments — 6.98%
Other — 6.80%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, 5.27% (7),(8) (cost $13,827,577)	13,827,577	13,827,577

	Face
	amount
US government obligations — 0.18%
US Treasury Bills,
4.53%, due 12/20/07 (9),(10)
(cost $371,299)	$375,000	371,935

Total short-term investments
(cost $14,198,876)		14,199,512

	Number of
	contracts
Options purchased — 0.35%
Call options —0.02%
3 Month Euro Euribor Interest Rate Futures, strike @ EUR 95.50, expires December 2007*(10)	200	39,214

Put options — 0.33%
90 Day Euro Futures,
strike @ USD 94.375, expires December 2007*(10)	1,413	26,494
strike @ USD 94.625, expires December 2007*(10)	1,413	88,312
strike @ USD 94.625, expires March 2008*(10)	618	42,488
10 Year US Treasury Notes Futures, strike @ USD 109.50, expires November 2007*(10)	495	525,937
		683,231
Total options purchased (cost $944,892)		722,445

Total investments — 103.79% (cost $212,453,697)		211,179,958
Liabilities, in excess of cash and other assets — (3.79)%		(7,705,770)
Net assets — 100.00%		$203,474,188

UBS U.S. Bond Fund —  Portfolio of investments

September 30, 2007 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $ $212,453,697; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,134,971
Gross unrealized depreciation	(3,408,710)
Net unrealized depreciation	$(1,273,739)

*	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $2,878,582 or 1.41% of net assets.
(2)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(3)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $974,500 or 0.48% of net assets.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007.
Maturity date disclosed is the ultimate maturity date.
(5)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007, the value of these securities amounted to $187,549 or 0.09% of net assets.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2007.
(9)	The rate shown is the effective yield at the date of purchase.
(10)	This security was delivered to cover margin requirements for futures contracts.

CS	Credit Suisse
GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSR	Goldman Sachs Residential
REMIC	Real Estate Mortgage Investment Conduit

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS U.S. Bond Fund —  Portfolio of investments

September 30, 2007 (unaudited)

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Bonds
US bonds
US corporate bonds
Capital markets	0.60%
Chemicals	0.11
Commercial banks	0.85
Commercial services & supplies	0.05
Consumer finance	1.72
Diversified financial services	1.72
Diversified telecommunication services	0.32
Electric utilities	0.15
Insurance	0.07
IT services	0.08
Media	0.22
Multi-utilities	0.06
Oil, gas & consumable fuels	0.13
Personal products	0.08
Real estate investment trusts (REITs)	0.05
Road & rail	0.21
Wireless telecommunication services	0.08
Total US corporate bonds	6.50
Asset-backed securities	3.34
Collateralized debt obligation	0.17
Commercial mortgage-backed securities	5.74
Mortgage & agency debt securities	25.38
US government obligations	19.79
Total US bonds	60.92
International bonds
International corporate bonds
Commercial banks	0.10
Diversified telecommunication services	0.06
Total international corporate bonds	0.16
Total bonds	61.08
Investment companies
UBS Corporate Bond Relationship Fund	1.58
UBS Opportunistic Emerging Markets Debt Relationship Fund	1.99
UBS Opportunistic High Yield Relationship Fund	6.24
UBS U.S. Securitized Mortgage Relationship Fund	25.57
Total investment companies	35.38
Short-term investments	6.98
Options purchased	0.35
Total investments	103.79
Liabilities, in excess of cash and other assets	(3.79)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Bond Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS U.S. Bond Fund —  Portfolio of investments

September 30, 2007 (unaudited)

Restricted security

Security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/07 Market value	09/30/07 Market value as a percentage of net assets
Abacus Ltd.,
Series 06-10A, Class H, 6.820%, due 10/30/45	02/23/06	$400,000	0.20%	$351,000	0.17%

Futures contracts

UBS U.S. Bond Fund had the following open futures contracts as of September 30, 2007:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 272 contracts (USD)	December 2007	$29,836,954	$29,724,500	$(112,454)

US Treasury futures sell contracts:
2 Year US Treasury Notes, 107 contracts (USD)	December 2007	22,103,584	22,154,016	(50,432)

Interest rate futures buy contracts:
90 Day Euro-Dollar, 62 contracts (USD)	March 2008	14,676,449	14,799,400	122,951
90 Day Euro-Dollar, 178 contracts (USD)	October 2007	42,180,151	42,198,238	18,087
90 Day Euro-Dollar, 200 contracts (USD)	December 2007	47,563,888	47,577,500	13,612
90 Day Euro-Dollar, 200 contracts (USD)	December 2009	47,657,660	47,650,000	(7,660)

Interest rate futures sell contracts:
90 Day Euro-Dollar, 62 contracts (USD)	March 2008	14,673,676	14,799,400	(125,724)
90 Day Euro-Dollar, 400 contracts (USD)	December 2008	95,556,741	95,685,000	(128,259)
Net unrealized depreciation on futures contracts				$(269,879)

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at September 30, 2007 was $1,452,380.

Currency type abbreviation:
USD United States Dollar

Options written

UBS U.S. Bond Fund had the following open options written as of September 30, 2007:

	Expiration	Premiums
	dates	received	Value
Call option written
3 Month Euro Euribor Interest Rate Futures, 200 contracts, strike @ EUR 95.75	December 2007	$37,125	$10,695

Put options written
90 Day Euro-Dollar, 618 contracts, strike @ USD 94.50	March 2008	129,595	27,037
90 Day Euro-Dollar, 2,826 contracts, strike @ USD 94.625	December 2007	239,362	88,313
Total options written		$406,082	$126,045

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

The UBS Funds (unaudited)

1. Valuation of investments

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ official closing price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

2. Swap agreements

The Funds (except for UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Growth Fund and UBS U.S. Small Cap Growth Fund) may engage in swap agreements, including but not limited to interest rate, currency, credit default and equity swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

At September 30, 2007, UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Absolute Return Bond Fund and UBS U.S. Bond Fund had outstanding interest rate swap agreements with the following terms:

UBS Dynamic Alpha Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Barclays Bank PLC	JPY	1,200,000,000	10/27/35	2.4400%		0.7369	(1)%	$79,078
Barclays Bank PLC	GBP	42,300,000	01/19/36	—	(2)	3.0550		(8,458,115)
Barclays Bank PLC	GBP	10,600,000	07/03/36	—	(2)	3.1075		(1,882,214)
Barclays Bank PLC	GBP	47,000,000	11/02/36	4.3850		5.8463	(3)	8,759,662
Deutsche Bank AG	USD	1,575,000,000	01/07/08	—	(4)	5.4825		1,310,406
Deutsche Bank AG	USD	1,117,000,000	01/10/08	—	(4)	5.3600		525,485
Deutsche Bank AG	USD	476,000,000	09/04/09	4.9149		5.6213	(5)	(1,701,263)
Deutsche Bank AG	EUR	628,000,000	07/23/11	—	(6)	4.8517		5,170,226
Deutsche Bank AG	AUD	801,000,000	08/24/11	—	(7)	6.7500		(2,012,539)
Deutsche Bank AG	USD	114,000,000	12/30/11	5.0150		5.1981	(5)	(2,328,843)
Deutsche Bank AG	USD	67,000,000	09/19/12	5.6325		5.3584	(5)	(2,266,201)
Deutsche Bank AG	CHF	19,000,000	02/01/17	2.9275		2.8183	(8)	415,346
Deutsche Bank AG	CHF	77,000,000	08/23/17	3.2850		2.9050	(8)	969,691
Deutsche Bank AG	EUR	150,000,000	07/23/19	4.9477		—	(6)	(2,290,074)
Deutsche Bank AG	AUD	198,000,000	08/24/19	6.5700		—	(9)	1,422,848
Deutsche Bank AG	GBP	41,000,000	11/02/21	3.0850		—	(2)	3,551,488
Deutsche Bank AG	GBP	47,000,000	11/02/21	5.8463	(3)	4.7550		(5,740,024)
Deutsche Bank AG	GBP	34,000,000	11/02/36	—	(2)	3.0350		(6,758,296)
Deutsche Bank AG	GBP	49,000,000	06/27/37	5.2100		6.0906	(3)	(3,900,414)
Deutsche Bank AG	GBP	65,000,000	06/27/37	—	(2)	3.3150		(5,261,911)
Goldman Sachs International	GBP	20,000,000	01/24/37	4.5988		6.1800	(3)	2,271,585
Goldman Sachs International	JPY	2,400,000,000	02/02/37	2.5230		0.8713	(1)	(28,061)
Goldman Sachs International	GBP	14,000,000	03/13/37	—	(2)	3.0675		(2,523,735)
Goldman Sachs International	GBP	16,000,000	03/13/37	4.6100		6.7675	(3)	1,780,519
JPMorgan Chase Bank	USD	919,000,000	06/12/11	—	(4)	5.6100		12,213,083
JPMorgan Chase Bank	USD	224,000,000	06/12/19	5.8475		—	(4)	(7,098,327)
Merrill Lynch	USD	433,000,000	01/10/08	—	(4)	5.3700		214,605
Royal Bank of Scotland PLC	JPY	1,600,000,000	05/09/35	2.2513		0.7419	(1)	640,974
Royal Bank of Scotland PLC	JPY	675,000,000	07/12/35	2.2550		0.8700	(1)	286,714
Royal Bank of Scotland PLC	GBP	62,300,000	12/09/35	—	(2)	3.1450		(10,327,498)
Royal Bank of Scotland PLC	GBP	80,000,000	12/09/35	4.3175		5.9738	(3)	16,529,652
Royal Bank of Scotland PLC	JPY	700,000,000	12/19/35	2.4700		0.8513	(1)	26,372
Royal Bank of Scotland PLC	JPY	1,500,000,000	03/02/36	2.4625		1.0838	(1)	144,509
Royal Bank of Scotland PLC	JPY	1,000,000,000	05/19/36	2.7200		0.7519	(1)	(429,379)
Royal Bank of Scotland PLC	JPY	1,100,000,000	07/05/36	2.7800		0.8600		(567,128)
Royal Bank of Scotland PLC	GBP	13,000,000	01/24/37	—	(2)	3.0900		(2,273,665)
								$(9,535,444)

(1)	Rate based on 6 month LIBOR (JPY BBA)
(2)

Zero coupon inflation swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the UK) as published by the Office of National Statistics.

(3)	Rate based on 6 month LIBOR (GBP BBA)
(4)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.
(5)	Rate based on 3 month LIBOR (USD BBA).
(6)	Rate based on 6 month EURIBOR (EUR EURIBOR). This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.
(7)	Rate based on 3 month BBSW3M. This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.
(8)	Rate based on 6 month LIBOR (Swiss BBA).
(9)	Rate based on 6 month BBSW6M. This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.
BBA	British Banking Association
EURIBOR	Euro Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Global Allocation Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund	Value
Deutsche Bank AG	USD	18,885,000	06/16/27	5.5975	(1)%	6.0350%	$1,687,657
Goldman Sachs International	USD	153,000,000	09/16/09	5.5975	(1)	4.9475	697,551
Goldman Sachs International	USD	39,080,000	09/20/17	5.3450	(1)	5.6450	1,336,422
							$3,721,630

(1)	Rate based on 3 month LIBOR (USD BBA)
BBA	British Banking Association

Currency type abbreviation:
USD	United States Dollar

UBS Absolute Return Bond Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	GBP	4,400,000	03/28/37	—	(1)	3.1280%		$(691,746)
Goldman Sachs International	GBP	5,800,000	03/28/37	4.7420%		6.2913	(2)	39,169
								$(652,577)

(1)

Zero coupon inflation swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the UK) as published by the Office of National Statistics.

(2)	Rate based on 6 month LIBOR (GBP BBA)
BBA	British Banking Association

Currency type abbreviations:
GBP	Great Britain Pound
USD	United States Dollar

UBS U.S. Bond Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	102,000,000	01/07/08	—	(1)	5.4825%		$84,864
Deutsche Bank AG	USD	72,000,000	01/10/08	—	(1)	5.3600		33,872
Deutsche Bank AG	USD	31,000,000	09/04/09	4.9149%		—	(1)	(110,796)
Deutsche Bank AG	EUR	40,000,000	07/23/11	—	(2)	4.8517		329,314
Deutsche Bank AG	AUD	51,000,000	08/24/11	—	(3)	6.7500		(128,139)
Deutsche Bank AG	EUR	10,000,000	07/23/19	4.9477		—	(2)	(152,672)
Deutsche Bank AG	AUD	13,000,000	08/24/19	6.5700		—	(4)	93,419
Deutsche Bank AG	USD	2,885,000	06/16/27	5.3600	(5)	6.0350		257,818
Goldman Sachs International	USD	28,000,000	09/16/09	—	(1)	4.9475		127,656
Goldman Sachs International	USD	5,940,000	09/20/17	—	(1)	5.6450		203,131
JPMorgan Chase Bank	USD	55,000,000	06/12/11	—	(1)	5.6100		730,924
JPMorgan Chase Bank	USD	13,000,000	06/12/19	5.8475		—	(1)	(411,956)
Merrill Lynch	USD	28,000,000	01/10/08	—	(1)	5.3700		13,877
								$1,071,312

(1)	Payments based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.
(2)	Payments based on 6 month EURIBOR (EUR EURIBOR). This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.
(3)	Payments based on 3 month BBSW3M. This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.
(4)	Payments based on 6 month BBSW6M. This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.
(5)	Payments based on 3 month LIBOR (USD BBA).
BBA	British Banking Association

Currency type abbreviation:
AUD	Australian Dollar
EUR	Euro
USD	United States Dollar

At September 30, 2007, UBS Dynamic Alpha Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Bond Fund and UBS U.S. Bond Fund had outstanding credit default swap agreements with the following terms:

UBS Dynamic Alpha Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Barclays Bank PLC	USD	48,500,000	12/20/11	1.4000	(1)%	—	(2)	$(786,795)
Barclays Bank PLC	USD	62,500,000	12/20/11	1.4000	(1)	—	(2)	(1,013,911)
Barclays Bank PLC	USD	57,000,000	06/20/12	1.2500	(1)	—	(3)	117,439
Deutsche Bank AG	USD	40,000,000	12/20/11	1.4000	(1)	—	(2)	(648,903)
Goldman Sachs International	USD	4,350,000	09/20/08	—	(4)	6.0000	(1)%	55,530
Goldman Sachs International	USD	56,500,000	12/20/11	1.4000	(1)	—	(2)	(916,575)
Goldman Sachs International	EUR	4,320,000	03/20/12	—	(5)	2.5000	(1)	(269,751)
Goldman Sachs International	USD	45,500,000	06/20/12	1.2000	(1)	—	(6)	1,227,742
Goldman Sachs International	USD	219,000,000	06/20/12	—	(7)	2.7500	(1)	(3,839,826)
								$(6,075,050)

(1)	Payments are based on the notional amount.
(2)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the DowJones CDX.EM.6 Index.

(3)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM.7 Index.

(4)	Payments to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans Inc 4.000% bond, due 03/22/11 .
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the WDAC Subsidiary Corp. 8.500% bond, due 12/01/14.
(6)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA.8 Index.

(7)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY.8 Index.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS Absolute Return Bond Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	1,420,000	06/20/08	—	(1)	0.6500	(2)%	$(2,968)
Deutsche Bank AG	USD	4,300,000	06/20/08	—	(3)	1.0500	(2)	(396,957)
Deutsche Bank AG	USD	2,570,000	03/20/11	0.1700	(2)%	—	(4)	(1,106)
Deutsche Bank AG	EUR	3,700,000	09/20/11	0.5700	(2)	—	(5)	(68,778)
Deutsche Bank AG	EUR	3,740,000	09/20/11	0.2500	(2)	—	(6)	(12,912)
Deutsche Bank AG	USD	2,700,000	12/20/11	0.4800	(2)	—	(7)	15,694
Deutsche Bank AG	USD	5,000,000	12/20/11	0.3800	(2)	—	(8)	(36,294)
Deutsche Bank AG	EUR	2,100,000	03/20/12	0.2600	(2)	—	(9)	5,823
Deutsche Bank AG	EUR	25,700,000	06/20/12	0.5500	(2)	—	(10)	(223,663)
Deutsche Bank AG	EUR	39,100,000	06/20/12	0.3000	(2)	—	(11)	464,380
Deutsche Bank AG	EUR	25,700,000	06/20/17	—	(12)	0.5000	(2)	(187,000)
Goldman Sachs International	EUR	630,000	03/20/12	—	(13)	2.5000	(2)	(39,339)
Goldman Sachs International	EUR	4,200,000	03/20/12	—	(14)	0.1400	(2)	(28,853)
Goldman Sachs International	USD	10,800,000	06/20/12	1.2500	(2)	—	(15)	53,288
Goldman Sachs International	EUR	18,500,000	12/20/12	0.6500	(2)	—	(16)	(157,595)
Goldman Sachs International	USD	2,600,000	12/13/49	—	(17)	0.2700	(2)	(194,229)
Goldman Sachs International	USD	4,700,000	12/13/49	—	(17)	0.2700	(2)	(351,107)
JPMorgan Chase Bank	USD	41,500,000	06/20/12	0.7500	(2)	—	(18)	892,906
JPMorgan Chase Bank	USD	15,700,000	06/20/12	2.7500	(2)	—	(19)	265,954
JPMorgan Chase Bank	USD	10,500,000	06/20/12	2.7500	(2)	—	(19)	177,867
Merrill Lynch	EUR	3,600,000	12/20/12	3.7500	(2)	—	(20)	(142,617)
Merrill Lynch	USD	18,150,000	12/20/12	0.6000	(2)	—	(21)	(60,930)
Merrill Lynch	USD	15,550,000	12/20/12	1.4000	(2)	—	(22)	(121,120)
(Upfront payments made by the Fund of $379,524)								$(149,556)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event withrespect to the SLM Corp. 5.125% bond, due 08/27/12.
(2)	Payments are based on the notional amount.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residental Capital LLC 6.500% bond, due 04/17/13.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Nissan Motor Co., Ltd. 1.000% bond, due 07/29/10.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Wolters Kluwer N.V. 5.125% bond, due 11/27/14.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Akzo Nobel N.V. 4.250% bond, due 06/14/11.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Masco Corp. 5.875% bond, due 07/15/12.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the H.J. Heinz Company 6.000% bond, due 03/15/08.
(9)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Volvo AB 5.375% bond, due 01/10/26.
(10)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe HiVol 7 Index.
(11)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe Series 7 Index.

(12)	Payment to the counterparty will be made upon the occurrence of a succession event with respect to the iTraxx Europe 7 Index.
(13)	Payment will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the WDAC Subsidiary Corp. 8.500% bond, due 12/01/14.
(14)	Payment will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Credit Suisse Finance Group 3.125% bond, due 09/14/12.
(15)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the CDX.EM.7 Index.
(16)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe HiVol Series 8 Index.
(17)	Payment to the counterparty will be made upon the occurrence of a succession event with respect to the CMBX-NA-AA 3 Index.
(18)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the CDX.NA.IG.HVOL.8 Index.
(19)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the CDX.NA.HY.8 Index.
(20)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe Crossover Series 8 Index.
(21)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the CDX.NA.IG.9 Index.
(22)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the CDX.NA.IG.HVOL.9 Index.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS Global Bond Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	EUR	1,500,000	09/20/12	0.6500	(1)%	—	(2)	$(12,778)
Goldman Sachs International	USD	1,000,000	09/20/12	—	(3)	5.3000	(1)%	(104,911)
Goldman Sachs International	USD	1,000,000	09/20/12	1.9000	(1)	—	(4)	21,754
								$(95,935)

(1)	Payments are based on the notional amount.
(2)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe HiVol Series 8 Index.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residential Capital LLC 6.500% bond, due 04/17/13.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans Inc 4.000% bond, due 03/22/11.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS High Yield Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	650,000	09/20/08	—	(1)	6.0000	(2)%	$8,298
Goldman Sachs International	USD	550,000	09/20/08	—	(1)	6.0000	(2)	7,021
Goldman Sachs International	USD	1,000,000	09/20/08	—	(3)	5.0000	(2)	(75,077)
								$(59,758)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans Inc 4.000% bond, due 03/22/11.
(2)	Payments are based on the notional amount.
(3)	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residential Capital LLC 6.500% bond, due 04/17/13.

Currency type abbreviation:
USD	United States Dollar

UBS U.S. Bond Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	600,000	09/20/08	—	(1)	6.0000	(2)%	7,659
JPMorgan Chase Bank	USD	700,000	09/20/08	—	(3)	3.0000	(2)	(2,300)
Lehman Brothers	USD	1,050,000	09/20/08	—	(4)	5.5000	(2)	$(74,362)
								$(69,003)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residential Capital LLC 6.500% bond, due 04/17/13.
(2)	Payments made are based on the notional amount.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the KB Home 5.750% bond, due 02/01/14.
(4)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans Inc 4.000% bond, due 03/22/11.

Currency type abbreviation:
USD	United States Dollar

At September 30, 2007, UBS Absolute Return Bond Fund had outstanding total return swap agreements with the following terms:

UBS Absolute Return Bond Fund

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	BRL	2,575,000	08/15/10	$2,161,081	(1)	—	(2)	$2,303,279
Deutsche Bank AG	BRL	2,575,000	05/15/45	2,226,497	(1)	—	(3)	2,308,887
(Upfront payments made by the fund of $4,387,578)								$4,612,166

(1)	Payment made on 05/22/07 to fully fund the swap agreement.
(2)	Payment is equal to the total return of the Federative Republic of Brazil Nota do Tesouro Nacional Serie B 6.000% bond, due 08/05/10.
(3)	Payment is equal to the total return of the Federative Republic of Brazil Nota do Tesouro Nacional Serie B 6.000% bond, due 05/15/45.

Currency type abbreviation:
BRL	Brazilian Real

3. Option writing

Certain Funds may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written)

without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

Written option activity for the three months ended September 30, 2007 for UBS Dynamic Alpha Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2007	860	$1,084,823
Options written	6,374	5,577,379
Options terminated in closing purchase transactions	(2,284)	(3,549,013)
Options expired prior to exercise	(1,850)	(2,537,749)
Options outstanding at September 30, 2007	3,100	$575,440

Written option activity for the three months ended September 30, 2007 for UBS U.S. Bond Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2007	1,620	$282,351
Options written	3,644	406,082
Options terminated in closing purchase transactions	(1,620)	(282,351)
Options outstanding at September 30, 2007	3,644	$406,082

4. Short sales

UBS U.S. Equity Alpha Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. Equity Alpha is charged a securities loan fee equal to 0.40% of short market value in connection with short sale transactions.

The UBS Dynamic Alpha Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund and UBS High Yield Fund may, from time to time, sell securities short. There were no short positions as of September 30, 2007 for any of these funds.

5. Transactions with affiliates

The Funds may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. These investments, including investments of cash collateral for securities loaned, represented 63.85%, 18.57%, 80.47%, 10.38% and 35.37% of UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Bond Fund and UBS U.S. Bond Fund’s total net assets as September 30, 2007, respectively. Investments in affiliated investment companies for the three months ended September 30, 2007 were as follows:

UBS Dynamic Alpha Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/07	% of net assets
UBS Emerging Markets Equity Relationship Fund	$266,941,429	$—	$69,475,000	$39,470,139	$(2,165,079)	$234,771,489	7.74%
UBS International Equity Relationship Fund	558,286,604	—	79,000,000	23,601,096	(17,555,167)	485,332,533	15.99
UBS Opportunistic Emerging Markets Debt Relationship Fund	46,175,197	—	—	—	33,635	46,208,832	1.52
UBS Opportunistic High Yield Relationship Fund	39,142,524	—	—	—	(476,786)	38,665,738	1.27
UBS Small-Cap Equity Relationship Fund	207,949,963	—	—	—	(6,253,671)	201,696,292	6.65
UBS U.S. Equity Alpha Relationship Fund	355,505,707	—	—	—	(3,297,595)	352,208,112	11.61
UBS U.S. Large Cap Equity Relationship Fund	392,865,068	—	9,000,000	1,913,652	(6,247,610)	379,531,110	12.51
UBS U.S. Large Cap Growth Equity Relationship Fund	211,030,048	—	30,000,000	6,624,591	11,387,384	199,042,023	6.56
	$2,077,896,540	$—	$187,475,000	$71,609,478	$(24,574,889)	$1,937,456,129	63.85%

UBS Global Allocation Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/07	% of net assets
UBS Corporate Bond Relationship Fund	$98,125,332	$25,000,000	$—	$—	$1,898,693	$125,024,025	2.37%
UBS Emerging Markets Equity Relationship Fund	240,393,272	—	100,000,000	66,117,597	(37,029,821)	169,481,048	3.22
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	7,524,790	—	—	—	(157,570)	7,367,220	0.14
UBS High Yield Relationship Fund	45,363,209	110,000,000	—	—	5,134,577	160,497,786	3.04
UBS Small Cap Equity Relationship Fund	145,512,115	—	—	—	(4,375,980)	141,136,135	2.68
UBS U.S. Securitized Mortgage Relationship Fund	355,316,472	80,325,000	55,000,000	3,259,138	(8,316,649)	375,583,961	7.12
	$892,235,190	$215,325,000	$155,000,000	$69,376,735	$(42,846,750)	$979,090,175	18.57%

UBS Global Frontier Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/07	% of net assets
UBS Corporate Bond Relationship Fund	$—	$3,280,000	$—	$—	$42,916	$3,322,916	3.12%
UBS High Yield Relationship Fund	—	2,700,000	—	—	92,313	2,792,313	2.62
UBS International Equity Relationship Fund	—	16,700,000	—	—	805,525	17,505,525	16.45
UBS U.S. Large Cap Equity Relationship Fund	—	41,800,000	—	—	784,550	42,584,550	40.02
UBS U.S. Large Cap Growth Equity Relationship Fund	—	6,500,000	—	—	537,642	7,037,642	6.61
UBS U.S. Securitized Mortgage Relationship Fund	—	12,550,000	—	—	(156,168)	12,393,832	11.65
	$—	$83,530,000	$—	$—	$2,106,778	$85,636,778	80.47%

UBS Global Equity Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/07	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$24,558,782	$—	$—	$—	$4,117,813	$28,676,595	7.17%
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	2,472,431	—	—	—	(51,773)	2,420,658	0.61
UBS U.S. Smaller Cap Equity Completion Relationship Fund	2,371,138	—	—	—	(78,386)	2,292,752	0.57
	$29,402,351	$—	$—	$—	$3,987,654	$33,390,005	8.35%

UBS International Equity Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/07	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$10,546,716	$1,500,000	$—	$—	$2,016,118	$14,062,834	6.69%
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	2,687,425	—	—	—	(56,275)	2,631,150	1.25
	$13,234,141	$1,500,000	$—	$—	$1,959,843	$16,693,984	7.94%

UBS Absolute Return Bond Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/07	% of net assets
UBS U.S. Securitized Mortgage Relationship Fund	$29,491,317	$—	$—	$—	$(450,718)	$29,040,599	5.73%

UBS Global Bond Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/07	% of net assets
UBS U.S. Securitized Mortgage Relationship Fund	$13,913,833	$—	$200,000	$21,049	$(232,084)	$13,502,798	10.38%

UBS U.S. Bond Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/07	% of net assets
UBS Corporate Bond Relationship Fund	$3,171,063	$—	$—	$—	$47,527	$3,218,590	1.58%
UBS Opportunistic Emerging Markets Debt Relationship Fund	4,035,065	—	—	—	2,939	4,038,004	1.98
UBS Opportunistic High Yield Relationship Fund	12,857,378	—	—	—	(156,613)	12,700,765	6.24
UBS U.S. Securitized Mortgage Relationship Fund	53,423,874	3,800,000	4,400,000	248,975	(1,042,395)	52,030,454	25.57
	$73,487,380	$3,800,000	$4,400,000	$248,975	$(1,148,542)	$71,987,813	35.37%

The Funds may invest in shares of the UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income in the Statements of Operations. Amounts relating to those investments at September 30, 2007 and for the three months then ended were as follows:

Fund	Value 06/30/07	Purchases	Sales proceeds	Interest income	Value 09/30/07	% of net assets
UBS Global Allocation Fund	$157,415,523	$368,459,659	$337,859,593	$394,754	$188,015,589	3.57%
UBS Global Equity Fund	1,330,406	8,258,662	8,843,362	13,226	745,706	0.19
UBS International Equity Fund	6,089,234	16,394,861	13,623,246	20,784	8,860,849	4.21
UBS U.S. Large Cap Equity Fund	17,042,612	47,667,079	32,168,897	349,302	32,540,794	3.25
UBS U.S. Large Cap Growth Fund	834,340	4,705,579	4,807,273	11,492	732,646	0.89
UBS U.S. Large Cap Value Equity Fund	1,287,082	9,323,664	9,525,997	16,662	1,084,749	0.81
UBS U.S. Small Cap Growth Fund	14,753,752	27,480,316	33,571,836	123,792	8,662,232	1.91
UBS Global Bond Fund	5,138,362	8,992,259	8,486,361	75,740	5,644,260	4.34
UBS High Yield Fund	3,832,781	17,162,162	10,379,776	47,474	10,615,167	9.07
UBS U.S. Bond Fund	4,566,581	30,750,207	21,489,211	242,204	13,827,577	6.80

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statements of Operations. Amounts relating to those investments at September 30, 2007 and for the three months then ended were as follows:

Fund	Value 06/30/07	Purchases	Sales proceeds	Interest income	Value 09/30/07	% of net assets
UBS Dynamic Alpha Fund	$65,842,675	$289,420,368	$326,921,302	$1,342,755	$28,341,741	0.93%
UBS Global Frontier Fund	—	40,065,564	39,031,024	—	1,034,540	0.97
UBS U.S. Equity Alpha Fund	879,283	14,969,729	15,220,911	16,791	628,101	0.27
UBS U.S. Mid Cap Growth Equity Fund	65,133	275,347	247,320	736	93,160	1.46
UBS Absolute Return Bond Fund	10,485,682	35,604,376	46,090,054	156,452	4	0.00	(1)

(1) Amount represents less than 0.005%.

6. Securities lending

Each Fund may lend portfolio securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Global Allocation Fund and UBS International Equity Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Portfolios of Investments. In addition, the UBS Global Allocation Fund received US Government Agency securities as collateral amounting to $121,880,209, which cannot be resold. The value of loaned securities and related collateral outstanding at September 30, 2007, were as follows:

	Market	Total collateral	Market value of
	value of	received from	investments of
	securities	securities	cash collateral
Fund	loaned	loaned	received

UBS Global Allocation Fund	$289,816,424	$296,714,808	$174,834,599
UBS International Equity Fund	6,850,761	7,128,726	7,128,726

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2007.

Item 2. Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 29, 2007